UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: November 1, 2017 through April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan International Equity Funds

April 30, 2018 (Unaudited)

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Global Research Enhanced Index Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan International Equity Fund

JPMorgan International Equity Income Fund

JPMorgan International Research Enhanced Equity Fund

JPMorgan International Unconstrained Equity Fund

JPMorgan International Value Fund

JPMorgan Intrepid International Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

June 8, 2018 (Unaudited)

Dear Shareholder,

While the global economy largely continued its steady-growth trajectory throughout the six months ended April 30, 2018, investor concerns about rising interest rates and geo-political events fueled the return of volatility to financial markets and ended a 15-month string of rising equity prices in the U.S.

“This world’s leading central banks have moved incrementally away from accommodative monetary policies this year and we expect investor focus on those institutions will intensify.”— George C.W. Gatch

Favorable central bank policies, corporate earnings growth and consumer confidence remained supportive of global growth throughout the reporting period, though economic data in the European Union (the “EU”) softened somewhat in early 2018. Global petroleum prices generally rose during the reporting period as record output from U.S. shale operations was outweighed by expectations of rising global demand and extended output cuts from the Organization of Petroleum Exporting Nations.

The U.S. Federal Reserve (the “Fed”) raised interest rates in December 2017 and again in March 2018 in response to a tightening labor market and early signs of price inflation. The unemployment rate dropped to 3.9% in April – a level not seen in 18 years – after sitting at 4.1% from October 2017 to March 2018. Gross domestic product (GDP) in the U.S. rose by 2.9% in the fourth quarter of 2017 and an estimated 2.2% in the first quarter of 2018.

Meanwhile, U.S. tax cut legislation enacted in December 2017, appeared to provide support for both equity prices and corporate earnings, which reached record highs in the first quarter of 2017. Of the 279 companies reporting U.S. first quarter earnings by the end of the reporting period, 78% had surpassed analysts’ aggregate estimates.

In early February, a spike in 10-year U.S. Treasury bond yields triggered a rapid sell-off in U.S. financial markets that spread to global markets. Yields on 10-year Treasury bonds are generally considered a bellwether for broader market trends, and the increase in yields was a technical signal that raised investor concerns about inflation and rising U.S. interest rates.

While financial markets rebounded somewhat, the sell-off led to a record spike in market volatility just three months after the CBOE Volatility Index, which looks at Standard & Poor’s 500 Index futures to gauge near-term volatility, had dropped to the lowest level since it was created.

Throughout the latter half of the reporting period, U.S. financial markets were also buffeted by the potential for a U.S.-China trade war after President Trump threatened to raise import tariffs. However, background political uncertainty in Washington, D.C. appeared to have little direct impact on domestic financial markets.

Meanwhile, the European Central Bank (ECB) in January reduced its monthly asset purchases by half, though it declined to raise benchmark interest rates during the reporting period. In November, the Bank of England raised interest rates for the first time in a decade as the domestic economy continued to expand and uncertainty over Britain’s planned exit from the EU receded somewhat. In Germany, Chancellor Angela Merkel successfully formed a governing coalition in late February, removing further uncertainty among investors. Across the 19-nation Eurozone, unemployment fell to 8.5% and GDP grew 2.5% in the first quarter of 2018.

In China, government efforts to curb financial speculation appeared to hold down financial market volatility even as the nation’s economy continued to grow. Estimated GDP growth for China was 6.8% in the first quarter of 2018 and 6.9% for the final quarter of 2017. Emerging market nations largely continued to benefit from robust growth in China, rising commodity prices and global demand for goods. However, rising borrowing costs have put pressure on emerging markets in select nations that depend most on external financing, particularly Argentina, Turkey and Brazil.

Against a generally positive environment for global economic growth, a few distinct concerns have emerged in 2018. U.S. threats of protectionist trade policies and changes in U.S. foreign policy, particularly toward Iran, have led to political strains with long-time U.S. allies and trading partners. Rising interest rates globally have put pressure on the currencies of several emerging market nations. The world’s leading central banks have moved incrementally away from accommodative monetary policies this year and we expect investor focus on those institutions will intensify.

We believe investors who maintain a long-term outlook and a properly diversified portfolio should continue to benefit from the global economic expansion in 2018. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	1

J.P. Morgan International Equity Funds

MARKET OVERVIEW

SIX MONTHS ENDED APRIL 30, 2018 (Unaudited)

Global financial markets generally provided positive returns for the reporting period, but gains were tempered by increased market volatility, rising bond yields in the U.S. and moderating economic growth in the early part of 2018. While economists had generally forecast continued growth in the global economy, concerns over inflationary pressure, signs of slowing growth in Europe and a potential trade war between the U.S. and China all led to investor uncertainty in the latter half of the reporting period.

Notably, global petroleum prices rose significantly during the reporting period. Global economic growth drove increased demand for oil, while on the supply side, the Organization of Petroleum Exporting Countries and Russia agreed in December 2017 to extend production curbs through 2018. Severe reductions in output from Venezuela and threatened U.S. sanctions against Iran also provided support for global energy prices.

Throughout the final months of 2017 and into January 2018, U.S. equity prices reached new highs and financial market volatility remained at historically low levels. Then in early February 2018, the Standard & Poor’s 500 Index (the “S&P 500”) fell more than 10% intraday and the CBOE Volatility Index, which measures options on the S&P 500 to gauge near-term market volatility, spiked a record 115.6%. The sell-off came after fifteen consecutive months of stock market gains and was largely triggered by an upward spike in yields on 10-year U.S. Treasury bonds, which signaled to investors that rising borrowing costs and accelerating inflation could lead to weakness in asset prices. Overall, bond prices in the U.S. declined amid investor expectations for rising interest rates.

In Europe and Japan, equity prices generally ended higher for the reporting period, supported by central bank policies, corporate earnings and continued improvements in leading economic indicators. However, increased market volatility in 2018 erased much of the stock market gains made in late 2017.

Equity prices in emerging markets also rose amid corporate profit growth, rising commodities prices and a positive global economic outlook. China’s efforts to curb financial market speculation appeared to provide some stability to asset prices. Notably, prices for emerging market debt slumped after rising through most of 2016 and 2017. A potential U.S.-China trade war, widening conflict in Syria and political uncertainty ahead of elections in Brazil and Mexico contributed to investor concerns about emerging market currencies and local-currency denominated bonds.

For the six months ended April 30, 2018, the MSCI Europe Australasia and Far East Index (net of foreign withholding taxes) returned 3.41% and the MSCI Emerging Markets Index (net of foreign withholding taxes) returned 4.80%.

2	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

JPMorgan Emerging Economies Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.60%
Morgan Stanley Capital International (“MSCI”) Emerging Markets Index (net of foreign withholding taxes)	4.80%

Net Assets as of 4/30/2018 (In Thousands)	$2,084,791

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Economies Fund (the “Fund”) seeks long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the MSCI Emerging Markets Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2018.

The Fund’s security selection in the information technology and energy sectors was a leading detractor from performance relative to the Benchmark. The Fund’s overweight position in the materials sector and its underweight position in the consumer discretionary sector were leading contributors to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Merry Electronics Co., General Interface Solution Holding Ltd. and Guangzhou Automobile Group Co. Shares of Merry Electronics, a Taiwan maker of headsets, headphones, earphones and audio speakers, fell after the company forecast a drop in revenue amid soft demand for consumer electronics. Shares of General Interface Solution Holding, the Taiwan touch-screen manufacturing unit of Hon Hai Precision Industry Co., fell after the company reported declining revenue. Shares of Guangzhou Automobile Group, a China auto manufacturer, fell amid investor concerns about potential U.S. trade tariffs.

Leading individual contributors to relative performance included the Fund’s overweight positions in Yageo Corp., Standard Bank Group Ltd. and PTT Public Co. Shares of Yageo, a Taiwan manufacturer of electronics components, rose amid a reduction in output from its competitors in China and Japan. Shares of Standard Bank Group, a South African bank, rose after the company reported growth in earnings for the year ended December 31, 2017. Shares of PTT Public, a Thailand petroleum company, rose as global energy prices rebounded during the period.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers used a combination of top-down and bottom-up research, seeking what they believed to be attractively priced countries, sectors and securities with positive catalysts. As a result of this process, the Fund’s largest overweight positions relative to the Benchmark during the six months ended April 30, 2018, were in Russia and Turkey and its largest underweight positions were in South African and India. From a sector perspective, the Fund’s largest overweight allocations relative to the Benchmark were in the materials and financials sectors, while its largest underweight positions were in the consumer staples and consumer discretionary sectors.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	3

JPMorgan Emerging Economies Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2018 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Tencent Holdings Ltd. (China)	4.7%
2.	Samsung Electronics Co. Ltd. (South Korea)	3.7
3.	Alibaba Group Holding Ltd., ADR (China)	2.5
4.	Industrial & Commercial Bank of China Ltd., Class H (China)	2.4
5.	China Construction Bank Corp., Class H (China)	2.0
6.	Itau Unibanco Holding SA, ADR (Brazil)	1.8
7.	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	1.4
8.	LG Electronics, Inc. (South Korea)	1.4
9.	Vale SA, ADR (Brazil)	1.4
10.	China Merchants Bank Co. Ltd., Class H (China)	1.3

PORTFOLIO COMPOSITION BY COUNTRY***
China	25.5%
South Korea	16.9
Taiwan	10.6
Brazil	9.8
Russia	7.5
Thailand	4.0
Turkey	3.7
Malaysia	2.5
Hong Kong	2.4
India	2.4
South Africa	1.7
Hungary	1.7
Indonesia	1.2
Panama	1.2
Singapore	1.1
United States	1.1
Others (each less than 1.0%)	3.3
Short-Term Investment	3.4

***	Percentages indicated are based on total investments as of April 30, 2018. The Fund’s portfolio composition is subject to change.

4	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2008
With Sales Charge**		(3.89)%	12.11%	1.53%	0.72%
Without Sales Charge		1.46	18.33	2.63	1.26
CLASS C SHARES	February 28, 2008
With CDSC***		0.23	16.68	2.13	0.75
Without CDSC		1.23	17.68	2.13	0.75
CLASS I SHARES	February 28, 2008	1.60	18.60	2.88	1.51
CLASS R5 SHARES	February 28, 2008	1.59	18.77	3.07	1.71
CLASS R6 SHARES	September 1, 2015	1.68	18.87	3.11	1.73

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/08 TO 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Emerging Economies Fund, the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index from April 30, 2008 to April 30, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The performance of the Lipper Emerging Markets Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. The Lipper Emerging Markets Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	5

JPMorgan Emerging Markets Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	3.06%
Morgan Stanley Capital International (“MSCI”) Emerging Markets Index (net of foreign withholding taxes)	4.80%

Net Assets as of 4/30/2018 (In Thousands)	$5,088,421

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Equity Fund (the “Fund”) seeks to provide high total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares underperformed the MSCI Emerging Markets Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2018.

By sector, the Fund’s security selection in the consumer staples sector and its security selection and underweight position in the energy sector were leading detractors from performance relative to the Benchmark. The Fund’s security selection and overweight position in the financials sector and its security selection in the information technology sector were leading contributors to relative performance.

By country, the Fund’s security selection in Brazil and Russia was a leading detractor from relative performance, while the Fund’s security selection South Africa and India was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Largan Precision Co., Kroton Educacional SA and Magnit PJSC. Shares of Largan Precision, a Taiwan maker of optical lenses for mobile devices and computers, fell as demand for new smartphones receded during the reporting period. Shares of Kroton Educacional, a Brazilian educational services provider, fell amid investor concerns about the company’s debt load following several corporate acquisitions. Shares of Magnit, a Russian operator of retail stores, fell on weak sales growth.

Leading individual contributors to relative performance included the Fund’s overweight positions in AIA Group Ltd.,

Bidvest Group Ltd. and MercadoLibre Inc. Shares of AIA Group, a Hong Kong life insurer, rose after the company reported better-than-expected earnings for its latest fiscal year. Shares of Bidvest Group, a South African conglomerate, rose after the company reported earnings and revenue growth for the first half of its fiscal year. Shares of MercadoLibre, an online commerce platform provider based in Argentina, rose after the company reported earnings growth for the fourth quarter and full year 2017.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed an active strategy in which portfolio construction was focused on the highest-conviction ideas found at the security level. The Fund’s portfolio managers used bottom-up fundamental research to determine the Fund’s security weightings, researching companies in an attempt to determine their underlying value and potential for future earnings growth. As a result of this process, the Fund’s largest sector positions during the reporting period were in the financials, information technology and consumer discretionary sectors, while the Fund’s smallest sector positions were in the utilities, materials and energy sectors. The Fund’s largest country positions were in China, India and Brazil and its smallest positions were in Saudi Arabia, Turkey and Papua New Guinea.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

6	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Tencent Holdings Ltd. (China)	6.3%
2.	Samsung Electronics Co. Ltd. (South Korea)	5.2
3.	AIA Group Ltd. (Hong Kong)	5.0
4.	Alibaba Group Holding Ltd., ADR (China)	4.5
5.	Housing Development Finance Corp. Ltd. (India)	4.1
6.	Ping An Insurance Group Co. of China Ltd., Class H (China)	4.0
7.	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	3.6
8.	Sberbank of Russia PJSC (Russia)	3.0
9.	MercadoLibre, Inc. (Argentina)	2.9
10.	Tata Consultancy Services Ltd. (India)	2.6

PORTFOLIO COMPOSITION BY COUNTRY***
China	25.8%
India	18.4
Brazil	7.9
South Korea	6.9
Hong Kong	6.9
Taiwan	6.0
South Africa	5.9
Russia	3.7
Mexico	3.6
Argentina	2.9
Indonesia	2.3
United States	1.7
Peru	1.4
Others (each less than 1.0%)	4.4
Short-Term Investment	2.2

***	Percentages indicated are based on total investments as of April 30, 2018. The Fund’s portfolio composition is subject to change.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	7

JPMorgan Emerging Markets Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 28, 2001
With Sales Charge**		(2.54)%	12.81%	3.18%	1.57%
Without Sales Charge		2.87	19.06	4.30	2.12
CLASS C SHARES	February 28, 2006
With CDSC***		1.58	17.45	3.77	1.61
Without CDSC		2.58	18.45	3.77	1.61
CLASS I SHARES	September 10, 2001	2.99	19.37	4.55	2.37
CLASS L SHARES	November 15, 1993	3.06	19.55	4.70	2.53
CLASS R2 SHARES	July 31, 2017	2.67	18.71	4.18	2.06
CLASS R3 SHARES	July 31, 2017	2.85	19.03	4.29	2.12
CLASS R4 SHARES	July 31, 2017	2.95	19.32	4.54	2.37
CLASS R5 SHARES	September 9, 2016	3.03	19.53	4.71	2.53
CLASS R6 SHARES	December 23, 2013	3.11	19.63	4.79	2.58

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/08 to 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R5 Shares and Class R6 Shares prior to their inception dates are based on the performance of Class L Shares. The actual returns of Class R5 Shares and Class R6 Shares would have been different than those shown because Class R5 Shares and Class R6 Shares have different expenses than Class L Shares.

Returns shown for Class R2 Shares and Class R3 Shares prior to their inception are based on the performance of Class A Shares. The actual returns of Class R2 Shares and Class R3 Shares would have been lower than those shown because Class R2 Shares and Class R3 Shares have higher expenses than Class A Shares.

Returns for Class R4 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Emerging Markets Equity Fund, the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index from April 30, 2008 to April 30, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The performance of the Lipper Emerging Markets Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. The Lipper Emerging Markets Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

8	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	9

JPMorgan Global Research Enhanced Index Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	2.68%
Morgan Stanley Capital International (“MSCI”) World Index (net of foreign withholding taxes)	3.40%

Net Assets as of 4/30/2018 (In Thousands)	$8,317,057

INVESTMENT OBJECTIVE**

The JPMorgan Global Research Enhanced Index Fund (the “Fund”) seeks to provide long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the MSCI World Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2018.

By sector, the Fund’s security selection in the telecommunications and basic industries sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the energy and technology-software sectors was a leading contributor to relative performance. By region, the Fund’s security selection in North America was a leading detractor from relative performance, while the Fund’s security selection in Japan was a modest contributor to relative performance.

Due to the Fund holding a relatively large number of securities during the period, the impact of individual holdings on the Fund’s relative performance tended to be small.

HOW WAS THE FUND POSITIONED?

The Fund sought to outperform the Benchmark over time, while seeking to achieve sector, geographic and risk characteristics similar to that of the Benchmark. Using the fundamental equity insights generated by JPMorgan’s team of analysts, the Fund’s portfolio managers took marginally overweight positions in securities that they considered undervalued, while being marginally underweight in or not holding securities in the Benchmark that they considered overvalued.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Apple, Inc. (United States)	2.1%
2.	Microsoft Corp. (United States)	2.0
3.	Amazon.com, Inc. (United States)	1.9
4.	Bank of America Corp. (United States)	1.0
5.	Alphabet, Inc., Class C (United States)	1.0
6.	Facebook, Inc., Class A (United States)	1.0
7.	Visa, Inc., Class A (United States)	0.9
8.	UnitedHealth Group, Inc. (United States)	0.9
9.	Alphabet, Inc., Class A (United States)	0.8
10.	Johnson & Johnson (United States)	0.8

PORTFOLIO COMPOSITION BY COUNTRY***
United States	58.5%
Japan	8.6
United Kingdom	5.8
France	4.5
Germany	3.2
Canada	3.2
Switzerland	2.9
Australia	2.5
Netherlands	2.2
Hong Kong	1.2
Spain	1.1
Others (each less than 1.0%)	4.2
Short-Term Investment	2.1

[1]	MSCI World Index is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2018. The Fund’s portfolio composition is subject to change.

10	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS I SHARES	February 28, 2013	2.68%	12.26%	9.45%	10.22%
CLASS R6 SHARES	November 1, 2017	2.74	12.32	9.46	10.23

*	Not annualized.

LIFE OF FUND PERFORMANCE (2/28/13 TO 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on February 28, 2013.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Global Research Enhanced Index Fund, the MSCI World Index and the Lipper Global Large-Cap Core Funds Index from February 28, 2013 to April 30, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI World Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Global Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Lipper Global Large-Cap Core Funds Index is an index based on the total returns of certain mutuals funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	11

JPMorgan Global Unconstrained Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	2.79%
Morgan Stanley Capital International (“MSCI”) All Country World Index (net of foreign withholding taxes)	3.56%

Net Assets as of 4/30/2018 (In Thousands)	$5,164

INVESTMENT OBJECTIVE**

The JPMorgan Global Unconstrained Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the MSCI All Country World Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2018.

By sector, the Fund’s security selection in the information technology and consumer discretionary sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the energy and industrials sectors was a leading positive contributor to performance.

By region, the Fund’s security selection in the U.K. and select emerging market nations was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the Pacific, excluding Japan, and Continental Europe was a leading contributor to relative performance.

Leading individual detractors from the Fund’s relative performance included its overweight positions in Altice NV, Comcast Corp. and Renesas Electronics Corp. Shares of Altice, a Netherlands telecommunications and media company, fell amid investor concerns about the company’s high debt level and weak results for the third quarter of 2017. Shares of Comcast, a cable TV operator, fell amid the company’s bid to acquire 21st Century Fox. Shares of Renesas Electronics, a Japanese semiconductor manufacturer, fell amid investor concerns about rising inventory, particularly in the automotive sector.

Leading individual contributors to the Fund’s relative performance included its overweight positions in Pioneer Natural Resources Co., DBS Group Holdings Ltd. and Amazon.com Inc. Shares of Pioneer Natural Resources, an oil producer, rose after the company reported better-than-expected earnings and raised its dividend. Shares of DBS Group Holdings, a Singapore financial services company, rose after the company forecast earnings growth and reported growth in loans. Shares of Amazon.com, a provider of online retail shopping and services, rose amid continued growth in earnings and revenue.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers and analyst team conducted bottom-up fundamental research to construct a global portfolio of what they believed were undervalued companies, characterized by sustainability of earnings, strong free cash flow and the ability to increase earnings faster than their sector peers.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Alphabet, Inc., Class C (United States)	4.1%
2.	Pioneer Natural Resources Co. (United States)	3.7
3.	HDFC Bank Ltd., ADR (India)	3.5
4.	Citigroup, Inc. (United States)	3.3
5.	Amazon.com, Inc. (United States)	3.2
6.	Comcast Corp., Class A (United States)	2.5
7.	Linde AG (Germany)	2.4
8.	Safran SA (France)	2.4
9.	Erste Group Bank AG (Austria)	2.4
10.	GlaxoSmithKline plc (United Kingdom)	2.3

PORTFOLIO COMPOSITION BY COUNTRY***
United States	47.6%
France	6.4
United Kingdom	6.3
China	5.5
Germany	4.2
Japan	4.2
India	3.5
Switzerland	3.4
Austria	3.4
Singapore	2.2
Hong Kong	2.2
Canada	2.1
Thailand	2.0
South Africa	1.8
Spain	1.6
Luxembourg	1.3
Brazil	1.2
Short-Term Investment	1.1

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2018. The Fund’s portfolio composition is subject to change.

12	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	November 30, 2011
With Sales Charge**		(2.78)%	3.46%	7.59%	9.49%
Without Sales Charge		2.61	9.17	8.76	10.42
CLASS C SHARES	November 30, 2011
With CDSC***		1.37	7.59	8.21	9.87
Without CDSC		2.37	8.59	8.21	9.87
CLASS I SHARES	November 30, 2011	2.79	9.57	9.10	10.75
CLASS R2 SHARES	November 30, 2011	2.47	8.85	8.48	10.14
CLASS R5 SHARES	November 30, 2011	2.86	9.66	9.24	10.91
CLASS R6 SHARES	November 30, 2011	2.91	9.72	9.31	10.97

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (11/30/11 TO 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on November 30, 2011.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Global Unconstrained Equity Fund, the MSCI All Country World Index and the Lipper Global Large-Cap Core Funds Index from November 30, 2011 to April 30, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI All Country World Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Lipper Global Large-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception date of the Fund and through January 5, 2015, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	13

JPMorgan International Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	2.44%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes)	3.41%

Net Assets as of 4/30/2018 (In Thousands)	$4,538,352

INVESTMENT OBJECTIVE**

The JPMorgan International Equity Fund (the “Fund”) seeks total return from long-term capital growth and income. Total return consists of capital growth and current income.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2018.

By sector, the Fund’s security selection in the health care and consumer staples sectors was a leading detractor from performance relative to the Benchmark. The Fund’s security selection in the financials and energy sectors was a leading contributor to relative performance.

By region, the Fund’s security selection in the U.K. and Japan were leading detractors from performance relative to the Benchmark, while the Fund’s security selection in the Pacific, excluding Japan, was the leading contributor to relative performance.

Leading individual detractors from the Fund’s relative performance included its overweight positions in AMS AG, Kubota Corp. and KDDI Corp. Shares of AMS, an Austrian maker of analog semiconductors and sensors, fell after the company forecast weak sales for the second quarter of 2018. Shares of Kubota, a Japanese maker of agricultural and construction machinery, fell amid investor concerns that potential U.S. trade tariffs could hurt export sales. Shares of KDDI, a Japanese telecommunications company, fell after news reports that Japanese Internet services provider Rakuten Inc. would be entering the Japanese telecommunications industry.

Leading individual contributors to the Fund’s relative performance included the Fund’s overweight positions in DBS Group Holdings, AIA Group Ltd. and CNOOC Ltd. Shares of DBS Group Holdings, a Singapore financial services company, rose after the company forecast earnings growth and reported growth in loans. Shares of AIA Group, a Hong Kong life insurer, rose after the company reported better-than-expected earnings for its latest fiscal year. Shares of CNOOC, China’s largest state-owned petroleum company, rose amid profit growth and an increase in global oil prices.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection to build a portfolio of international equities. They used bottom-up fundamental research to identify what they believed were attractively priced securities of companies with solid financial positions that possessed the potential to increase their earnings faster than their industry peers.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Royal Dutch Shell plc, Class A (Netherlands)	2.8%
2.	Unilever plc (United Kingdom)	2.1
3.	AIA Group Ltd. (Hong Kong)	2.1
4.	Samsung Electronics Co. Ltd., Reg. S, GDR (South Korea)	1.9
5.	Novartis AG (Registered) (Switzerland)	1.8
6.	Prudential plc (United Kingdom)	1.8
7.	SAP SE (Germany)	1.8
8.	ASML Holding NV (Netherlands)	1.8
9.	BNP Paribas SA (France)	1.8
10.	Roche Holding AG (Switzerland)	1.7

PORTFOLIO COMPOSITION BY COUNTRY***
Japan	17.8%
United Kingdom	17.7
France	12.5
Switzerland	11.5
Germany	8.6
Netherlands	6.1
Hong Kong	4.3
China	3.4
South Korea	2.5
Spain	2.3
Singapore	1.6
Australia	1.3
Sweden	1.3
Denmark	1.2
India	1.2
Italy	1.1
Others (each less than 1.0%)	4.4
Short-Term Investment	1.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2018. The Fund’s portfolio composition is subject to change.

14	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2002
With Sales Charge**		(3.09)%	9.56%	4.30%	1.90%
Without Sales Charge		2.30	15.60	5.43	2.45
CLASS C SHARES	January 31, 2003
With CDSC***		1.04	14.02	4.90	1.92
Without CDSC		2.04	15.02	4.90	1.92
CLASS I SHARES	January 1, 1997	2.44	15.96	5.70	2.71
CLASS R2 SHARES	November 3, 2008	2.11	15.26	5.15	2.19
CLASS R5 SHARES	May 15, 2006	2.46	16.10	5.89	2.89
CLASS R6 SHARES	November 30, 2010	2.53	16.18	5.95	2.93

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/08 to 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 Shares prior to its inception date are based on the performance of Class A Shares. The actual returns of R2 Shares would have been lower than those shown because R2 Shares have higher expenses than Class A Shares.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Equity Fund, the MSCI EAFE Index and the Lipper International Large-Cap Core Funds Index from April 30, 2008 to April 30, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the

Lipper International Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Large-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	15

JPMorgan International Equity Income Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	3.73%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes)	3.41%

Net Assets as of 4/30/2018 (In Thousands) . . . . . . . . . . . . . . . . . . . . . . . . . . ..	$200,074

INVESTMENT OBJECTIVE**

The JPMorgan International Equity Income Fund (the “Fund”) seeks to provide both current income and long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2018.

By sector, the Fund’s security selection in the industrial cyclical and basic industries sectors was a leading contributor to performance relative to the Benchmark. The Fund’s security selection in the automobiles & auto parts sector and in the consumer staples sector was a leading detractor from relative performance.

By region, the Fund’s security selection in Europe, excluding the U.K., and in emerging markets was a leading contributor to performance relative to the Benchmark. The Fund’s security selection and underweight position in Japan and its security selection in the North America were leading detractors from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in UPM-Kymmene Oyj, Royal Ahold Delhaize NV and DBS Group Holdings Ltd. Shares of UPM-Kymmene, a Finnish paper, pulp and lumber company, rose after the company unveiled plans to reduce operations in the U.S. and Germany. Shares of Royal Ahold Delhaize, a Netherlands supermarkets operator, rose after the company reported strong profit growth for the fourth quarter of 2017. Shares of DBS Group Holdings, a Singapore financial services company, rose after the company forecast earnings growth and reported growth in loans.

Leading individual detractors from relative performance included the Fund’s overweight positions in Bridgestone Corp., Norsk Hydro ASA and Sanofi SA. Shares of Bridgestone, a Japanese auto tire manufacturer, fell amid weak demand and higher raw materials costs. Shares of Norsk Hydro, a Norwegian aluminum producer, fell amid investor concerns about potential U.S. trade tariffs. Shares of Sanofi, a French pharmaceuticals company, fell after the company reported a drop in sales and earnings for the first quarter of 2018.

HOW THE FUND WAS MANAGED?

The Fund’s portfolio managers employed a bottom-up fundamental approach to security selection, rigorously researching companies in an attempt to determine their underlying value and potential for future growth. The Fund’s portfolio managers looked for dividend yielding equity securities that they believed were undervalued and possessed the long-term earnings power and strong cash flow generation that would enable them to grow their dividends.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

16	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Royal Dutch Shell plc, Class A (Netherlands)	3.2%
2.	Novartis AG (Registered) (Switzerland)	2.3
3.	Rio Tinto plc (United Kingdom)	2.3
4.	Vinci SA (France)	2.2
5.	Unibail-Rodamco SE (France)	2.1
6.	Iberdrola SA (Spain)	2.1
7.	Allianz SE (Registered) (Germany)	2.1
8.	TOTAL SA (France)	2.0
9.	Unilever NV, CVA (United Kingdom)	1.9
10.	Mitsubishi Corp. (Japan)	1.9

PORTFOLIO COMPOSITION BY COUNTRY***
France	18.3%
United Kingdom	17.5
Japan	15.9
Switzerland	9.8
Netherlands	7.4
Germany	6.0
Spain	3.7
Australia	3.7
Sweden	2.3
China	2.1
Finland	1.8
Norway	1.8
Italy	1.7
Singapore	1.4
Taiwan	1.2
Macau	1.2
Canada	1.2
South Korea	1.1
Short-Term Investment	1.9

***	Percentages indicated are based on total investments as of April 30, 2018. The Fund’s portfolio composition is subject to change.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	17

JPMorgan International Equity Income Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	February 28, 2011
With Sales Charge**		(1.83)%	6.77%	4.26%	4.79%
Without Sales Charge		3.58	12.68	5.39	5.58
CLASS C SHARES	February 28, 2011
With CDSC***		2.33	11.12	4.86	5.05
Without CDSC		3.33	12.12	4.86	5.05
CLASS I SHARES	February 28, 2011	3.73	13.05	5.71	5.88
CLASS R2 SHARES	February 28, 2011	3.40	12.38	5.11	5.31
CLASS R5 SHARES	February 28, 2011	3.77	13.14	5.84	6.04
CLASS R6 SHARES	January 30, 2015	3.84	13.24	5.87	6.07

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (2/28/11 TO 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on February 28, 2011.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Equity Income Fund, the MSCI EAFE Index and the Lipper International Equity Income Funds Index from February 28, 2011 to April 30, 2018. Return information prior to July 31, 2013 for the Lipper International Equity Income Funds Index is not provided by Lipper, Inc. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Equity Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Equity Income Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the

18	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	19

JPMorgan International Research Enhanced Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.94%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes) . . . . . . . . . . . . . . . .	3.41%

Net Assets as of 4/30/2018 (In Thousands) . . . . . . . . . . . . . . . . . . . . . . . . . . .	$5,836,565

INVESTMENT OBJECTIVE

The JPMorgan International Research Enhanced Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2018.

By sector, the Fund’s security selection in the consumer non-durable and property sectors was a leading detractor from performance relative to the Benchmark. The Fund’s security selection in the banks and finance sector and in the industrial cyclical sector was a leading contributor to relative performance.

By region, the Fund’s security selection in the Pacific and Japan made a positive contribution to performance relative to the Benchmark, while the Fund’s security selection in Europe detracted from relative performance.

Due to the Fund holding a relatively large number of securities during the period, the impact of individual holdings on the Fund’s relative performance tended to be small.

HOW WAS THE FUND POSITIONED?

The Fund sought to outperform the Benchmark over time, while seeking to achieve sector, geographic and risk characteristics similar to that of the Benchmark. Using the fundamental equity insights generated by analysts, the Fund’s portfolio managers took a marginally overweight position in securities included within the universe of the Benchmark that they considered undervalued, while marginally underweighting or not holding securities in the Benchmark that they considered overvalued.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Nestle SA (Registered) (Switzerland)	1.9%
2.	Toyota Motor Corp. (Japan)	1.6
3.	Royal Dutch Shell plc, Class B (Netherlands)	1.6
4.	Roche Holding AG (Switzerland)	1.5
5.	TOTAL SA (France)	1.5
6.	British American Tobacco plc (United Kingdom)	1.5
7.	SAP SE (Germany)	1.4
8.	Vodafone Group plc (United Kingdom)	1.3
9.	BNP Paribas SA (France)	1.3
10.	Air Liquide SA (France)	1.2

PORTFOLIO COMPOSITION BY COUNTRY***
Japan	24.1%
United Kingdom	14.1
France	12.3
Germany	9.7
Switzerland	8.6
Netherlands	6.2
Australia	4.7
Spain	3.5
Italy	2.7
Hong Kong	2.1
Finland	1.5
Singapore	1.3
Belgium	1.0
Others (each less than 1.0%)	4.6
Short-Term Investment	3.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2018. The Fund’s portfolio composition is subject to change.

20	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	April 23, 1993
With Sales Charge**		(2.59)%	6.86%	4.84%	1.04%
Without Sales Charge		2.81	12.79	5.97	1.59
CLASS I SHARES	October 28, 1992	2.94	13.03	6.24	1.84
CLASS R6 SHARES	November 1, 2017	2.98	13.09	6.25	1.85

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.

TEN YEAR PERFORMANCE (4/30/08 to 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Research Enhanced Equity Fund, the MSCI EAFE Index and the Lipper International Large-Cap Core Funds Index from April 30, 2008 to April 30, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Large-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside of the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	21

JPMorgan International Unconstrained Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	0.65%
Morgan Stanley Capital International (“MSCI”) All Country World Index, Ex-U.S. (net of foreign withholding taxes)	3.47%

Net Assets as of 4/30/2018 (In Thousands)	$565,416

INVESTMENT OBJECTIVE**

The JPMorgan International Unconstrained Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the MSCI All Country World Index, Ex-U.S. (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2018.

By sector, the Fund’s security selection in the consumer discretionary and consumer staples sectors was a leading detractor from performance relative to the Benchmark. The Fund’s security selection in the financials and energy sectors was a leading contributor to relative performance.

By region, the Fund’s security selection and overweight position in Europe and its security selection in Japan were leading detractors from performance relative to the Benchmark. The Fund’s security selection in emerging markets and the Pacific, excluding Japan, was a leading contributor to relative performance.

Leading individual detractors from the Fund’s relative performance included the its overweight positions in Altice NV, AMS AG and British American Tobacco PLC. Shares of Altice, a Netherlands telecommunications and media company, fell amid investor concerns about the company’s high debt level and weak results for the third quarter of 2017. Shares of AMS, an Austrian maker of analog semiconductors and sensors, fell after the company forecast weak sales for the second quarter of 2018. Shares of British American Tobacco, a U.K. tobacco producer, fell after the company reported lower-than-expected sales in 2017, amid a broader decline in demand for tobacco products.

Leading individual contributors to the Fund’s relative performance included the its overweight positions in Ping An Insurance Co., AIA Group Ltd. and CNOOC Ltd. Shares of Ping An Insurance, a Chinese financial services company, rose after the company announced plans to spin off its health care and technology business via an estimated $1 billion initial public offering in Hong Kong. Shares of AIA Group, a Hong Kong life insurer, rose after the company reported better-than-expected earnings for its latest fiscal year. Shares of CNOOC, China’s largest state-owned petroleum company, rose amid profit growth and an increase in global oil prices.

HOW WAS THE FUND POSITIONED?

By harnessing their team’s global sector specialists, the Fund’s portfolio managers sought to build a high-conviction, benchmark-agnostic portfolio of growth, value and unique companies, whose future prospects, the managers believed, were under-appreciated by the market and thus possessed the potential to deliver higher-than-expected earnings that could have a positive effect on the share price.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

22	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Royal Dutch Shell plc, Class A (Netherlands)	3.3%
2.	HDFC Bank Ltd., ADR (India)	3.2
3.	AIA Group Ltd. (Hong Kong)	3.1
4.	Ping An Insurance Group Co. of China Ltd., Class H (China)	3.1
5.	CK Asset Holdings Ltd. (Hong Kong)	2.9
6.	Linde AG (Germany)	2.8
7.	Unilever NV, CVA (United Kingdom)	2.8
8.	Aviva plc (United Kingdom)	2.6
9.	BHP Billiton plc (Australia)	2.6
10.	Itau Unibanco Holding SA (Preference) (Brazil)	2.5

PORTFOLIO COMPOSITION BY COUNTRY***
United Kingdom	13.3%
Germany	9.9
Switzerland	9.6
Netherlands	9.0
China	8.9
Japan	8.6
Hong Kong	6.0
South Korea	4.8
France	3.9
India	3.2
Austria	2.9
Canada	2.7
Australia	2.6
Brazil	2.5
Indonesia	2.2
South Africa	2.2
wSpain	2.0
Finland	1.5
Denmark	1.0
Short-Term Investment	3.2

***	Percentages indicated are based on total investments as of April 30, 2018. The Fund’s portfolio composition is subject to change.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	23

JPMorgan International Unconstrained Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	November 30, 2011
With Sales Charge**		(4.72)%	6.93%	5.39%	8.18%
Without Sales Charge		0.56	12.83	6.53	9.09
CLASS C SHARES	November 30, 2011
With CDSC***		(0.72)	11.20	5.98	8.54
Without CDSC		0.28	12.20	5.98	8.54
CLASS I SHARES	November 30, 2011	0.65	13.11	6.84	9.40
CLASS R2 SHARES	November 30, 2011	0.37	12.47	6.24	8.81
CLASS R5 SHARES	November 30, 2011	0.73	13.23	6.99	9.57
CLASS R6 SHARES	November 30, 2011	0.77	13.32	7.04	9.62

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (11/30/11 TO 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on November 30, 2011.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Unconstrained Equity Fund, the MSCI All Country World Index, ex-U.S. and the Lipper International Large-Cap Growth Funds Index from November 30, 2011 to April 30, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI All Country World Index, ex-U.S. does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Large-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI All Country World Index, ex-U.S. is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Lipper International Large-Cap Growth Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception date of the Fund and through May 30, 2013, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

24	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

JPMorgan International Value Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	3.16%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Value Index (net of foreign withholding taxes)	3.41%

Net Assets as of 4/30/2018 (In Thousands)	$757,429

INVESTMENT OBJECTIVE**

The JPMorgan International Value Fund (the “Fund”) seeks to provide high total return from a portfolio of foreign company equity securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares underperformed the MSCI EAFE Value Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2018.

By sector, the Fund’s security selection in the basic industries and consumer staples sectors was a leading detractor from performance relative to the Benchmark. The Fund’s security selection in the banks and technology-software sectors was a leading contributor to relative performance.

By region, the Fund’s security selection in Europe and North America was a leading detractor from performance relative to the Benchmark. The Fund’s security selection in the Pacific and Japan was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Outokumpu Oyj, TransCanada Corp. and Norsk Hydro ASA. Shares of Outokumpu, a Finnish stainless steel producer, fell amid weak earnings and investor concerns about potential U.S. trade tariffs. Shares of TransCanada, a Canadian operator of oil and natural gas pipelines, fell amid legal challenges to the company’s Keystone XL pipeline permit. Shares of Norsk Hydro, a Norwegian aluminum producer, fell amid investor concerns about potential U.S. trade tariffs.

Leading individual contributors to relative performance included the Fund’s overweight positions in Otsuka Corp., DBS Group Holdings Ltd. and Deutsche Boerse AG. Shares of Otsuka, a Japanese pharmaceuticals and supplements maker, rose after the U.S. Food and Drug Administration approved the use of the company’s drug for kidney disease. Shares of DBS Group Holdings, a Singapore financial services company, rose after the company forecast earnings growth and reported growth in loans. Shares of Deutsche Boerse, a German operator financial products exchanges, rose after the company reported growth in revenue and earnings for the first quarter of 2018.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up fundamental approach to security selection, seeking to identify what they believed were the most attractive value investment opportunities within each sector. The Fund’s portfolio managers looked for securities that they believed possessed an attractive valuation signal (as measured by a proprietary dividend discount model) and a timely catalyst that would enable the securities to realize their inherent value. In addition, the Fund employed futures and currency forwards to help manage cash flows and currency exposure.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	25

JPMorgan International Value Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2018 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Royal Dutch Shell plc, Class A (Netherlands)	5.1%
2.	TOTAL SA (France)	3.3
3.	Mitsubishi UFJ Financial Group, Inc (Japan)	2.5
4.	BNP Paribas SA (France)	2.3
5.	Honda Motor Co. Ltd (Japan)	2.3
6.	AXA SA (France)	2.2
7.	Australia & New Zealand Banking Group Ltd. (Australia)	2.2
8.	Enel SpA (Italy)	2.1
9.	Vodafone Group plc (United Kingdom)	2.1
10.	Iberdrola SA (Spain)	2.0

PORTFOLIO COMPOSITION BY COUNTRY***
Japan	24.7%
France	15.5
United Kingdom	12.6
Netherlands	8.6
Switzerland	8.1
Germany	7.2
Italy	3.9
Spain	3.3
Australia	3.2
Belgium	2.1
Singapore	1.5
Austria	1.3
Canada	1.3
Sweden	1.0
United States	1.0
Others (each less than 1.0%)	4.7

***	Percentages indicated are based on total investments as of April 30, 2018. The Fund’s portfolio composition is subject to change.

26	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 28, 2001
With Sales Charge**		(2.39)%	6.84%	2.57%	0.43%
Without Sales Charge		3.02	12.75	3.69	0.97
CLASS C SHARES	July 11, 2006
With CDSC***		1.71	11.15	3.16	0.46
Without CDSC		2.71	12.15	3.16	0.46
CLASS I SHARES	September 10, 2001	3.11	13.09	3.99	1.24
CLASS L SHARES	November 4, 1993	3.16	13.20	4.12	1.38
CLASS R2 SHARES	November 3, 2008	2.79	12.42	3.42	0.72
CLASS R5 SHARES	September 9, 2016	3.13	13.19	4.11	1.38
CLASS R6 SHARES	November 30, 2010	3.22	13.36	4.25	1.47

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/08 TO 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 Shares prior to its inception date are based on the performance of Class A Shares. The actual returns of R2 Shares would have been lower than those shown because R2 Shares have higher expenses than Class A Shares.

Returns for Class R5 Shares and Class R6 Shares prior to their inception dates are based on the performance of Class L Shares. The actual returns of Class R5 Shares and Class R6 Shares would have been different than those shown because Class R5 Shares and Class R6 Shares have different expenses than Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan International Value Fund, the MSCI EAFE Value Index and the Lipper International Large-Cap Value Funds Average from April 30, 2008 to April 30, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Large-Cap Value Funds Average includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Value Index is a free float-adjusted market capitalization weighted index that is designed to measure the performance of value-oriented stocks in the world’s equity markets, excluding the U.S. and Canada. Investors cannot invest directly in an index. The Lipper International Large-Cap Value Funds Average is an average based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper, Inc.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	27

JPMorgan Intrepid International Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	1.41%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes)	3.41%

Net Assets as of 4/30/2018 (In Thousands)	$3,646,268

INVESTMENT OBJECTIVE**

The JPMorgan Intrepid International Fund (the “Fund”) seeks to maximize long-term capital growth by investing primarily in equity securities in developed markets outside the U.S.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class A Shares, without a sales charge, underperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2018. The Fund’s portfolio managers attempted to construct the Fund so that security selection and style factors (i.e., growth, value and quality characteristics) would be the primary drivers of returns.

The Fund’s security selection in the industrials and information technology sector was a leading detractor from performance relative to the Benchmark. The Fund’s security selection in the financials and consumer staples sectors was a leading contributor to relative performance.

The Fund targeted investments in companies that exhibited specific growth, value and quality characteristics during the period. Due to the relatively large number of securities held in the Fund during the reporting period, the impact of individual holdings on the Fund’s relative performance tended to be small.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers believe that attractively valued, high quality securities with positive momentum have the potential to outperform the market. During the reporting period, the Fund’s portfolio managers invested in securities that they believed were attractive based on their proprietary multifactor model.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Royal Dutch Shell plc, Class B (Netherlands)	1.9%
2.	Novartis AG (Registered) (Switzerland)	1.9
3.	Roche Holding AG (Switzerland)	1.6
4.	Toyota Motor Corp. (Japan)	1.6
5.	Allianz SE (Registered) (Germany)	1.6
6.	Rio Tinto plc (United Kingdom)	1.4
7.	Novo Nordisk A/S, Class B (Denmark)	1.3
8.	DBS Group Holdings Ltd. (Singapore)	1.2
9.	Oversea-Chinese Banking Corp. Ltd. (Singapore)	1.1
10.	Macquarie Group Ltd. (Australia)	1.0

PORTFOLIO COMPOSITION BY COUNTRY***
Japan	23.5%
United Kingdom	13.4
Switzerland	9.1
Netherlands	8.3
Germany	7.6
Australia	6.9
France	6.6
Sweden	3.6
Denmark	3.3
Singapore	2.7
Finland	2.3
Spain	1.8
Hong Kong	1.7
Norway	1.6
Belgium	1.5
Austria	1.2
Italy	1.2
Others (each less than 1.0%)	2.0
Short-Term Investment	1.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2018 . The Fund’s portfolio composition is subject to change.

28	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	April 30, 2001
With Sales Charge**		(3.91)%	6.39%	4.63%	1.20%
Without Sales Charge		1.41	12.27	5.76	1.74
CLASS C SHARES	February 28, 2006
With CDSC***		0.15	10.66	5.23	1.23
Without CDSC		1.15	11.66	5.23	1.23
CLASS I SHARES	February 28, 2006	1.52	12.52	6.08	2.02
CLASS R2 SHARES	November 3, 2008	1.26	11.94	5.49	1.50
CLASS R6 SHARES	May 29, 2015	1.67	12.82	6.30	2.25

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/08 TO 4/30/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 Shares prior to its inception date are based on the performance of Class A Shares. The actual returns for Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares.

Returns for Class R6 Shares prior to its inception date are based on the performance of the now liquidated Institutional Class Shares. The actual returns of R6 Shares would have been different than those shown because R6 Shares have different expenses than Institutional Class Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Intrepid International Fund, the MSCI EAFE Index and the Lipper International Multi-Cap Core Funds Index from April 30, 2008 to April 30, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Multi-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Multi-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	29

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 96.6%
	Argentina — 0.3%
60	Banco Macro SA, ADR	5,819

	Brazil — 9.8%
1,789	Banco Bradesco SA, ADR (a)	17,529
2,188	Banco do Brasil SA (a)	22,935
1,117	Banco Santander Brasil SA	12,166
2,317	Cia de Saneamento do Parana (Preference)	7,011
1,144	Estacio Participacoes SA	10,352
170	Fibria Celulose SA	3,345
2,559	Itau Unibanco Holding SA, ADR	37,177
3,379	Kroton Educacional SA	13,570
247	Magazine Luiza SA	7,473
2,982	Metalurgica Gerdau SA (Preference)	6,682
2,046	MRV Engenharia e Participacoes SA	8,727
2,414	Petroleo Brasileiro SA (Preference) (a)	15,834
621	Qualicorp SA	4,302
663	Suzano Papel e Celulose SA	7,740
2,076	Vale SA, ADR (a)	28,727

		203,570

	Chile — 0.4%
552	Antofagasta plc	7,369

	China — 25.5%
1,214	AAC Technologies Holdings, Inc.	17,424
289	Alibaba Group Holding Ltd., ADR (a)	51,585
3,373	Anhui Conch Cement Co. Ltd., Class H	21,053
38,231	Bank of China Ltd., Class H	20,753
40,167	China Construction Bank Corp., Class H	42,081
6,383	China Merchants Bank Co. Ltd., Class H	27,833
2,446	China Shenhua Energy Co. Ltd., Class H	6,000
12,042	Country Garden Holdings Co. Ltd.	24,554
7,777	Dali Foods Group Co. Ltd., Reg. S (e)	5,384
132	Daqo New Energy Corp., ADR (a)	7,034
10,928	Fosun International Ltd.	23,222
9,804	Guangzhou Automobile Group Co. Ltd., Class H	17,958
56,870	Industrial & Commercial Bank of China Ltd., Class H	49,948
65	NetEase, Inc., ADR	16,593
2,367	Nexteer Automotive Group Ltd. (a)	3,642
9,482	PICC Property & Casualty Co. Ltd., Class H	16,974
2,274	Ping An Insurance Group Co. of China Ltd., Class H	22,220
5,310	Shenzhen Expressway Co. Ltd., Class H	5,388
843	Sunny Optical Technology Group Co. Ltd.	13,756
1,998	Tencent Holdings Ltd.	98,213
5,746	Weichai Power Co. Ltd., Class H	6,652

SHARES	SECURITY DESCRIPTION	VALUE($)

	China — continued
936	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H, Reg. S (e)	3,961
5,832	Yanzhou Coal Mining Co. Ltd., Class H	7,298
123	Yirendai Ltd., ADR	4,335
137	YY, Inc., ADR (a)	13,207
1,805	Zhongsheng Group Holdings Ltd.	5,173

		532,241

	Hong Kong — 2.4%
2,989	Haier Electronics Group Co. Ltd. (a)	10,341
1,982	Kingboard Chemical Holdings Ltd.	8,062
3,715	Kingboard Laminates Holdings Ltd.	4,951
18,788	WH Group Ltd., Reg. S (e)	19,451
5,556	Xinyi Glass Holdings Ltd. (a)	7,987

		50,792

	Hungary — 1.7%
916	MOL Hungarian Oil & Gas plc	10,579
569	OTP Bank Nyrt	24,802

		35,381

	India — 2.4%
1,430	HCL Technologies Ltd.	22,506
421	NIIT Technologies Ltd.	7,291
3,325	Vedanta Ltd.	14,761
106	WNS Holdings Ltd., ADR (a)	5,172

		49,730

	Indonesia — 1.2%
17,822	Bank Negara Indonesia Persero Tbk. PT	10,261
60,292	Bank Rakyat Indonesia Persero Tbk. PT	13,901

		24,162

	Kazakhstan — 0.3%
553	KAZ Minerals plc (a)	6,990

	Luxembourg — 0.4%
212	Ternium SA, ADR	8,390

	Malaysia — 2.5%
12,351	AirAsia Bhd.	12,066
8,158	CIMB Group Holdings Bhd.	14,867
3,864	Malayan Banking Bhd.	10,592
3,633	Tenaga Nasional Bhd.	14,629

		52,154

	Panama — 1.1%
205	Copa Holdings SA, Class A	24,039

	Poland — 0.8%
145	Jastrzebska Spolka Weglowa SA (a)	3,398

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Poland — continued
547	Polski Koncern Naftowy ORLEN SA	13,932

		17,330

	Qatar — 0.4%
201	Qatar National Bank QPSC	8,336

	Russia — 7.5%
1,580	Aeroflot PJSC	3,611
11,402	Alrosa PJSC	16,208
935	Evraz plc	5,881
339	LUKOIL PJSC, ADR	22,580
11,101	Magnitogorsk Iron & Steel Works PJSC	8,552
874	MMC Norilsk Nickel PJSC, ADR	15,021
1,833	Mobile TeleSystems PJSC, ADR	19,247
60	Novatek PJSC, Reg. S, GDR	7,563
16	Novolipetsk Steel PJSC, Reg. S, GDR	416
141	Ros Agro plc, Reg. S, GDR	1,537
321,660	RusHydro PJSC	3,800
9	Sberbank of Russia PJSC, ADR	130
1,354	Sberbank of Russia PJSC, ADR	20,029
714	Severstal PJSC, Reg. S, GDR	11,370
174	Tatneft PJSC, ADR	11,230
158	Tatneft PJSC, ADR	10,113

		157,288

	Singapore — 1.1%
15,230	IGG, Inc.	22,904

	South Africa — 1.7%
268	Astral Foods Ltd.	6,602
239	Kumba Iron Ore Ltd.	5,111
1,391	Standard Bank Group Ltd.	23,858

		35,571

	South Korea — 16.9%
529	Hana Financial Group, Inc.	23,486
237	Hyundai Marine & Fire Insurance Co. Ltd.	8,449
1,095	Industrial Bank of Korea	17,176
218	KT&G Corp.	19,924
64	LG Chem Ltd.	21,493
78	LG Corp.	5,903
309	LG Electronics, Inc.	29,326
16	Lotte Chemical Corp.	6,269
52	NCSoft Corp.	17,479
144	PSK, Inc.	3,093
31	Samsung Electronics Co. Ltd. (bb)	77,119
21	Samsung SDI Co. Ltd.	3,562
169	Seoul Semiconductor Co. Ltd.	2,985

SHARES	SECURITY DESCRIPTION	VALUE($)

	South Korea — continued
145	SFA Engineering Corp.	4,381
459	Shinhan Financial Group Co. Ltd.	20,457
70	Silicon Works Co. Ltd.	2,443
349	SK Hynix, Inc.	27,458
134	SK Innovation Co. Ltd.	24,480
131	S-Oil Corp.	13,449
137	TES Co. Ltd.	3,820
1,346	Woori Bank	20,102

		352,854

	Taiwan — 10.6%
1,030	Accton Technology Corp.	2,354
1,638	Catcher Technology Co. Ltd.	18,166
3,469	Chipbond Technology Corp.	6,874
2,649	Compeq Manufacturing Co. Ltd.	2,639
34,064	CTBC Financial Holding Co. Ltd.	24,293
2,572	E Ink Holdings, Inc.	2,846
1,735	FLEXium Interconnect, Inc. (a)	4,535
12,306	Fubon Financial Holding Co. Ltd.	21,054
1,659	General Interface Solution Holding Ltd.	9,931
11,447	Macronix International (a)	18,185
1,821	MediaTek, Inc. (a)	20,711
2,014	Nanya Technology Corp.	6,269
275	Phison Electronics Corp.	2,490
3,202	Powertech Technology, Inc.	9,166
1,545	Sino-American Silicon Products, Inc. (a)	6,631
784	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	30,152
6,627	Winbond Electronics Corp.	4,056
974	Yageo Corp. (a)	20,416
20,336	Yuanta Financial Holding Co. Ltd.	9,705

		220,473

	Thailand — 4.0%
3,165	Kiatnakin Bank PCL	7,377
16,985	Krung Thai Bank PCL	9,757
5,606	PTT Global Chemical PCL	17,326
13,338	PTT PCL	23,667
17,317	Star Petroleum Refining PCL	8,589
3,143	Thai Oil PCL	9,356
2,708	Tisco Financial Group PCL	7,597

		83,669

	Turkey — 3.7%
3,268	Akbank Turk A/S	6,800
2,320	Eregli Demir ve Celik Fabrikalari TAS (a)	5,791
8,966	Petkim Petrokimya Holding A/S (a)	15,845

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	31

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Turkey — continued
2,049	Tekfen Holding A/S	7,755
1,638	Turk Hava Yollari AO (a)	6,766
5,017	Turkcell Iletisim Hizmetleri A/S	17,274
2,412	Turkiye Garanti Bankasi A/S	5,463
5,123	Turkiye Halk Bankasi A/S	10,481

		76,175

	United Kingdom — 0.5%
456	Anglo American plc	10,720

	United States — 1.1%
277	Cognizant Technology Solutions Corp., Class A	22,699

	Vietnam — 0.3%
2,424	Hoa Phat Group JSC (a)	5,713

	Total Common Stocks (Cost $1,671,547)	2,014,369

Short-Term Investment — 3.4%
	Investment Company — 3.4%
69,885	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.58% (b) (l) (Cost $69,885)	69,885

	Total Investments — 100.0% (Cost $1,741,432)	2,084,254
	Other Assets in Excess of Liabilities — 0.0% (g)	537

	NET ASSETS — 100.0%	$2,084,791

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	24.8%
Oil, Gas & Consumable Fuels	8.9
Internet Software & Services	8.6
Metals & Mining	7.7
Semiconductors & Semiconductor Equipment	7.3
Technology Hardware, Storage & Peripherals	4.6
Electronic Equipment, Instruments & Components	4.4
Chemicals	2.9
IT Services	2.4
Household Durables	2.3
Software	2.3
Insurance	2.3
Airlines	2.2
Wireless Telecommunication Services	1.7
Food Products	1.6
Industrial Conglomerates	1.4
Real Estate Management & Development	1.2
Diversified Consumer Services	1.1
Diversified Financial Services	1.0
Construction Materials	1.0
Tobacco	1.0
Others (each less than 1.0%)	5.9
Short-Term Investment	3.4

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.4%
	Argentina — 2.9%
440	MercadoLibre, Inc.	149,272

	Australia — 0.5%
4,107	Oil Search Ltd.	24,164

	Brazil — 7.9%
8,231	Ambev SA, ADR	54,489
3,264	Cielo SA	17,918
1,076	Itau Unibanco Holding SA (Preference)	15,626
4,864	Itau Unibanco Holding SA, ADR	70,671
16,900	Kroton Educacional SA	67,876
6,545	Lojas Renner SA	60,724
846	Marcopolo SA	780
6,582	Marcopolo SA (Preference)	7,685
5,347	Petrobras Distribuidora SA	34,726
1,331	Raia Drogasil SA (a)	26,113
2,252	Ultrapar Participacoes SA	39,035
1,671	WEG SA	8,477

		404,120

	China — 25.9%
2,320	AAC Technologies Holdings, Inc.	33,291
1,279	Alibaba Group Holding Ltd., ADR (a)	228,340
15,417	Fuyao Glass Industry Group Co. Ltd., Class A	54,372
10,482	Hangzhou Robam Appliances Co. Ltd., Class A	55,060
12,813	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	52,954
2,725	JD.com, Inc., ADR (a)	99,483
457	Kweichow Moutai Co. Ltd., Class A	47,451
8,555	Midea Group Co. Ltd., Class A	69,428
643	New Oriental Education & Technology Group, Inc., ADR	57,745
20,695	Ping An Insurance Group Co. of China Ltd., Class H	202,214
4,105	Shenzhou International Group Holdings Ltd.	44,811
6,561	Tencent Holdings Ltd.	322,563
1,121	Yum China Holdings, Inc.	47,913

		1,315,625

	Egypt — 0.9%
9,193	Commercial International Bank Egypt SAE (Registered), Reg. S, GDR	47,160

	Hong Kong — 6.9%
28,321	AIA Group Ltd.	253,114
516	Jardine Matheson Holdings Ltd.	31,227
11,194	Techtronic Industries Co. Ltd.	65,574

		349,915

SHARES	SECURITY DESCRIPTION	VALUE($)

	India — 18.4%
1,781	Asian Paints Ltd.	31,991
3,584	HDFC Bank Ltd.	107,492
945	HDFC Bank Ltd., ADR	90,519
9,865	HDFC Standard Life Insurance Co. Ltd., Reg. S (e)	76,276
7,440	Housing Development Finance Corp. Ltd.	209,522
2,824	IndusInd Bank Ltd.	79,965
14,965	ITC Ltd.	62,947
3,303	Kotak Mahindra Bank Ltd.	59,775
2,518	Tata Consultancy Services Ltd.	132,927
1,135	Tata Motors Ltd., ADR (a)	28,519
915	UltraTech Cement Ltd.	56,175

		936,108

	Indonesia — 2.3%
71,409	Astra International Tbk. PT	36,549
35,605	Bank Central Asia Tbk. PT	56,302
98,768	Bank Rakyat Indonesia Persero Tbk. PT	22,773

		115,624

	Macau — 0.7%
6,128	Sands China Ltd.	35,414

	Mexico — 3.6%
9,980	Becle SAB de CV (a)	16,975
589	Fomento Economico Mexicano SAB de CV, ADR	56,980
11,169	Grupo Financiero Banorte SAB de CV, Class O	69,848
8,646	Infraestructura Energetica Nova SAB de CV	38,100

		181,903

	Panama — 0.9%
405	Copa Holdings SA, Class A	47,450

	Peru — 1.4%
310	Credicorp Ltd.	72,029

	Russia — 3.7%
446	Magnit PJSC	34,608
146	Magnit PJSC, Reg. S, GDR	2,754
42,387	Sberbank of Russia PJSC	151,089

		188,451

	South Africa — 5.9%
4,435	Bid Corp. Ltd.	101,954
3,233	Bidvest Group Ltd. (The)	63,341
336	Capitec Bank Holdings Ltd.	23,898
5,049	FirstRand Ltd.	27,038
1,734	Mr Price Group Ltd.	38,041
7,045	Sanlam Ltd.	44,503

		298,775

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	33

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	South Korea — 6.9%
53	NAVER Corp.	35,039
91	NCSoft Corp.	30,618
182	Netmarble Games Corp., Reg. S (e)	24,877
106	Samsung Electronics Co. Ltd. (bb)	262,745

		353,279

	Spain — 0.5%
3,396	Prosegur Cia de Seguridad SA	25,672

	Taiwan — 6.0%
553	Largan Precision Co. Ltd.	64,318
5,867	President Chain Store Corp.	57,670
4,744	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	182,393

		304,381

	Thailand — 0.6%
5,132	Kasikornbank PCL, NVDR	31,644

	Turkey — 0.3%
1,037	Ford Otomotiv Sanayi A/S	14,274

	United States — 1.2%
517	EPAM Systems, Inc. (a)	59,128

	Total Common Stocks (Cost $3,586,197)	4,954,388

NUMBER OF WARRANTS
Warrants — 0.5%
	United States — 0.5%
	Almarai Co.
1,597	expiring 07/11/2019 (Strike Price $1.00) (a)	25,288
90	expiring 07/20/2020 (Strike Price $1.00) (a)	1,429

	Total Warrants (Cost $30,284)	26,717

SHARES
Short-Term Investment — 2.2%
	Investment Company — 2.2%
112,528	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.58% (b) (l) (Cost $112,528)	112,528

	Total Investments — 100.1% (Cost $3,729,009)	5,093,633
	Liabilities in Excess of Other Assets — (0.1)%	(5,212)

	NET ASSETS — 100.0%	$5,088,421

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	17.6%
Internet Software & Services	14.4
Insurance	11.3
Technology Hardware, Storage & Peripherals	5.2
Food & Staples Retailing	4.4
IT Services	4.1
Thrifts & Mortgage Finance	4.1
Household Durables	3.7
Semiconductors & Semiconductor Equipment	3.6
Beverages	3.4
Diversified Consumer Services	2.5
Internet & Direct Marketing Retail	2.0
Electronic Equipment, Instruments & Components	1.9
Industrial Conglomerates	1.9
Hotels, Restaurants & Leisure	1.6
Food Products	1.6
Automobiles	1.6
Specialty Retail	1.4
Oil, Gas & Consumable Fuels	1.2
Tobacco	1.2
Multiline Retail	1.2
Construction Materials	1.1
Software	1.1
Auto Components	1.1
Others (each less than 1.0%)	4.6
Short-Term Investment	2.2

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stock — 98.0%
	Argentina — 0.0% (g)
3	MercadoLibre, Inc.	1,185

	Australia — 2.5%
109	AGL Energy Ltd.	1,773
1,126	Alumina Ltd.	2,217
316	Amcor Ltd.	3,258
505	AMP Ltd.	1,530
306	APA Group	1,916
74	Aristocrat Leisure Ltd.	1,481
24	ASX Ltd.	1,058
675	Aurizon Holdings Ltd.	2,271
659	Australia & New Zealand Banking Group Ltd.	13,253
86	Bendigo & Adelaide Bank Ltd.	682
669	BHP Billiton Ltd.	15,607
228	BHP Billiton plc	4,858
237	Boral Ltd.	1,221
321	Brambles Ltd.	2,375
78	Caltex Australia Ltd.	1,807
96	Challenger Ltd.	780
240	Coca-Cola Amatil Ltd.	1,675
18	Cochlear Ltd.	2,688
352	Commonwealth Bank of Australia	18,928
178	Computershare Ltd.	2,258
10	Crown Resorts Ltd.	99
94	CSL Ltd.	12,062
228	Dexus	1,622
165	Fortescue Metals Group Ltd.	560
427	Goodman Group	2,907
152	GPT Group (The)	552
274	Incitec Pivot Ltd.	781
385	Insurance Australia Group Ltd.	2,281
121	LendLease Group	1,623
72	Macquarie Group Ltd.	5,849
487	Medibank Pvt Ltd.	1,069
1,378	Mirvac Group	2,313
581	National Australia Bank Ltd.	12,630
149	Newcrest Mining Ltd.	2,364
340	Oil Search Ltd.	2,000
130	Orica Ltd.	1,935
317	Origin Energy Ltd. (a)	2,317
372	QBE Insurance Group Ltd.	2,779
38	Ramsay Health Care Ltd.	1,870
25	REA Group Ltd.	1,491
317	Santos Ltd. (a)	1,459
1,430	Scentre Group	4,322
6	SEEK Ltd.	90

SHARES	SECURITY DESCRIPTION	VALUE($)

	Australia — continued
54	Sonic Healthcare Ltd.	950
1,368	South32 Ltd.	3,797
544	Stockland	1,690
358	Suncorp Group Ltd.	3,770
362	Sydney Airport	1,936
513	Tabcorp Holdings Ltd.	1,686
908	Telstra Corp. Ltd.	2,158
175	TPG Telecom Ltd.	734
519	Transurban Group	4,518
110	Treasury Wine Estates Ltd.	1,567
634	Vicinity Centres	1,161
226	Wesfarmers Ltd.	7,420
278	Westfield Corp.	1,921
676	Westpac Banking Corp.	14,530
149	Woodside Petroleum Ltd.	3,605
312	Woolworths Group Ltd.	6,535

		204,589

	Austria — 0.1%
256	Erste Group Bank AG (a)	12,524

	Belgium — 0.4%
161	Anheuser-Busch InBev SA/NV	16,042
126	KBC Group NV	10,992
80	UCB SA	6,045

		33,079

	Bermuda — 0.0% (g)
87	Marvell Technology Group Ltd.	1,747

	Canada — 3.2%
50	Agnico Eagle Mines Ltd.	2,084
99	Alimentation Couche-Tard, Inc., Class B	4,285
85	ARC Resources Ltd.	943
147	Bank of Montreal	11,192
267	Bank of Nova Scotia (The)	16,389
262	Barrick Gold Corp.	3,526
36	BCE, Inc.	1,542
210	Brookfield Asset Management, Inc., Class A	8,324
93	Canadian Imperial Bank of Commerce	8,117
179	Canadian National Railway Co.	13,791
257	Canadian Natural Resources Ltd.	9,273
34	Canadian Pacific Railway Ltd.	6,236
16	Canadian Tire Corp. Ltd., Class A	2,227
199	Cenovus Energy, Inc.	1,990
52	CGI Group, Inc., Class A (a)	3,019
4	Constellation Software, Inc.	3,200
126	Crescent Point Energy Corp.	1,100

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	35

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stock — continued
	Canada — continued
27	Dollarama, Inc.	3,144
185	Enbridge, Inc.	5,589
201	Encana Corp.	2,502
5	Fairfax Financial Holdings Ltd.	2,909
66	Fortis, Inc.	2,204
41	Franco-Nevada Corp.	2,873
57	Gildan Activewear, Inc.	1,656
188	Goldcorp, Inc.	2,497
73	Great-West Lifeco, Inc.	1,952
70	Imperial Oil Ltd.	2,168
31	Intact Financial Corp.	2,349
84	Inter Pipeline Ltd.	1,509
294	Kinross Gold Corp. (a)	1,138
53	Loblaw Cos. Ltd.	2,707
93	Magna International, Inc.	5,521
462	Manulife Financial Corp.	8,721
59	Metro, Inc.	1,883
78	National Bank of Canada	3,712
155	Nutrien Ltd.	7,069
60	Open Text Corp.	2,110
89	Pembina Pipeline Corp.	2,825
88	Power Corp. of Canada	2,089
62	Power Financial Corp.	1,600
51	Restaurant Brands International, Inc.	2,802
85	Rogers Communications, Inc., Class B	4,012
319	Royal Bank of Canada	24,285
60	Saputo, Inc.	1,948
96	Shaw Communications, Inc., Class B	1,967
37	SNC-Lavalin Group, Inc.	1,613
144	Sun Life Financial, Inc.	5,964
364	Suncor Energy, Inc.	13,921
126	Teck Resources Ltd., Class B	3,170
81	Thomson Reuters Corp.	3,246
403	Toronto-Dominion Bank (The)	22,611
166	TransCanada Corp.	7,050
98	Wheaton Precious Metals Corp.	2,036

		262,590

	China — 0.1%
934	BOC Hong Kong Holdings Ltd.	4,828
412	Yangzijiang Shipbuilding Holdings Ltd.	360

		5,188

	Denmark — 0.6%
41	Chr Hansen Holding A/S	3,678
120	Danske Bank A/S	4,177
43	Genmab A/S (a)	8,637

SHARES	SECURITY DESCRIPTION	VALUE($)

	Denmark — continued
675	Novo Nordisk A/S, Class B	31,728

		48,220

	Finland — 0.3%
60	Cargotec OYJ, Class B	3,069
119	Konecranes OYJ	4,859
734	Nokia OYJ	4,404
474	Outokumpu OYJ	3,070
376	UPM-Kymmene OYJ	13,408

		28,810

	France — 4.5%
235	Accor SA	13,271
156	Air Liquide SA	20,245
204	Airbus SE	23,997
107	Alstom SA	4,854
50	Arkema SA	6,591
120	AXA SA	3,424
371	BNP Paribas SA	28,624
129	Capgemini SE	17,787
88	Cie Generale des Etablissements Michelin SCA	12,324
467	Engie SA	8,187
28	Kering SA	16,078
87	Legrand SA	6,764
89	LVMH Moet Hennessy Louis Vuitton SE	30,927
355	Natixis SA	2,915
76	Pernod Ricard SA	12,583
221	Publicis Groupe SA	16,517
102	Renault SA	11,039
163	Sanofi	12,896
254	Schneider Electric SE (a)	22,986
69	Sodexo SA	6,810
121	Thales SA	15,360
657	TOTAL SA	41,264
35	Unibail-Rodamco SE	8,403
216	Vinci SA	21,581
246	Vivendi SA	6,479

		371,906

	Germany — 3.2%
90	adidas AG	22,070
107	Allianz SE (Registered)	25,375
222	BASF SE	23,060
129	Bayer AG (Registered)	15,466
72	Bayerische Motoren Werke AG	8,005
51	Brenntag AG	2,912
55	Continental AG	14,773
108	Daimler AG (Registered)	8,523

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stock — continued
	Germany — continued
106	Deutsche Post AG (Registered)	4,580
1,199	Deutsche Telekom AG (Registered)	20,994
84	Henkel AG & Co. KGaA (Preference)	10,620
662	Infineon Technologies AG	16,945
30	Linde AG (a)	6,683
82	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	18,722
82	RWE AG	1,950
294	SAP SE	32,612
103	Siemens AG (Registered)	13,089
98	Volkswagen AG (Preference)	20,191

		266,570

	Hong Kong — 1.2%
2,508	AIA Group Ltd.	22,413
67	ASM Pacific Technology Ltd.	922
41	Bank of East Asia Ltd. (The)	180
442	CK Asset Holdings Ltd.	3,814
669	CK Hutchison Holdings Ltd.	7,909
220	CK Infrastructure Holdings Ltd.	1,732
460	CLP Holdings Ltd.	4,777
558	Galaxy Entertainment Group Ltd.	4,884
59	Hang Lung Properties Ltd.	140
209	Hang Seng Bank Ltd.	5,294
367	Henderson Land Development Co. Ltd.	2,329
556	HKT Trust & HKT Ltd.	732
2,019	Hong Kong & China Gas Co. Ltd.	4,219
229	Hong Kong Exchanges & Clearing Ltd.	7,402
243	Hongkong Land Holdings Ltd.	1,756
2,431	Hutchison Port Holdings Trust	810
21	Jardine Matheson Holdings Ltd.	1,241
342	Kerry Properties Ltd.	1,635
1,756	Li & Fung Ltd.	883
375	Link REIT	3,314
220	MTR Corp. Ltd.	1,236
673	New World Development Co. Ltd.	987
410	NWS Holdings Ltd.	808
279	Power Assets Holdings Ltd.	2,074
1,172	Sino Land Co. Ltd.	2,023
363	Sun Hung Kai Properties Ltd.	5,846
204	Swire Pacific Ltd., Class A	2,011
99	Techtronic Industries Co. Ltd.	577
1,040	WH Group Ltd., Reg. S (e)	1,076
381	Wharf Holdings Ltd. (The)	1,268
363	Wharf Real Estate Investment Co. Ltd.	2,722
335	Wheelock & Co. Ltd.	2,485

SHARES		SECURITY DESCRIPTION	VALUE($)

		Hong Kong — continued
249		Yue Yuen Industrial Holdings Ltd.	706

			100,205

		Ireland — 0.4%
487		CRH plc	17,293
134		James Hardie Industries plc, CDI	2,369
96		Ryanair Holdings plc, ADR (a)	10,540

			30,202

		Israel — 0.0% (g)
155		Teva Pharmaceutical Industries Ltd., ADR	2,783

		Italy — 0.7%
209		Assicurazioni Generali SpA	4,221
4,071		Enel SpA	25,823
160		Eni SpA	3,132
644		Intesa Sanpaolo SpA	2,450
1,105		Italgas SpA	7,153
395		Snam SpA	1,895
697		UniCredit SpA	15,119

			59,793

		Japan — 8.6%
57		AEON Financial Service Co. Ltd.	1,340
59		Aeon Mall Co. Ltd.	1,183
168		Ajinomoto Co., Inc.	3,069
47		Alfresa Holdings Corp.	1,033
199		Amada Holdings Co. Ltd.	2,384
147		Asahi Group Holdings Ltd.	7,446
330		Asahi Kasei Corp.	4,542
269		Astellas Pharma, Inc.	3,929
132		Bandai Namco Holdings, Inc.	4,480
199		Bridgestone Corp.	8,302
170		Canon, Inc.	5,848
11		Central Japan Railway Co.	2,144
29		Chugai Pharmaceutical Co. Ltd.	1,508
25		Coca-Cola Bottlers Japan Holdings, Inc.	1,054
596		Concordia Financial Group Ltd.	3,463
34		Dai Nippon Printing Co. Ltd.	721
374		Daicel Corp.	4,313
205		Dai-ichi Life Holdings, Inc.	4,060
213		Daiichi Sankyo Co. Ltd.	7,293
78		Daikin Industries Ltd.	9,100
18		Daito Trust Construction Co. Ltd.	2,937
198		Daiwa House Industry Co. Ltd.	7,232
—	(h)	Daiwa House REIT Investment Corp.	770
49		Denso Corp.	2,561
95		East Japan Railway Co.	9,136
165		Electric Power Development Co. Ltd.	4,485

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	37

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)

Common Stock — continued
		Japan — continued
29		FANUC Corp.	6,148
8		Fast Retailing Co. Ltd.	3,424
160		Fuji Electric Co. Ltd.	1,141
142		FUJIFILM Holdings Corp.	5,715
572		Fujitsu Ltd.	3,468
54		Hakuhodo DY Holdings, Inc.	760
25		Hankyu Hanshin Holdings, Inc.	999
68		Hisamitsu Pharmaceutical Co., Inc.	5,293
16		Hitachi High-Technologies Corp.	728
1,371		Hitachi Ltd.	10,006
436		Honda Motor Co. Ltd.	14,999
63		Hoya Corp.	3,350
302		Hulic Co. Ltd.	3,254
399		ITOCHU Corp.	7,981
248		J Front Retailing Co. Ltd.	4,020
117		Japan Airlines Co. Ltd.	4,609
40		Japan Exchange Group, Inc.	741
77		Japan Post Bank Co. Ltd.	1,049
—	(h)	Japan Prime Realty Investment Corp.	704
—	(h)	Japan Real Estate Investment Corp.	1,316
1		Japan Retail Fund Investment Corp.	1,250
246		Japan Tobacco, Inc.	6,618
87		JFE Holdings, Inc.	1,790
54		JTEKT Corp.	870
1,176		JXTG Holdings, Inc.	7,665
254		Kansai Electric Power Co., Inc. (The)	3,548
114		Kao Corp.	8,181
128		Kawasaki Heavy Industries Ltd.	4,276
287		KDDI Corp.	7,691
34		Keikyu Corp.	614
26		Keyence Corp.	15,549
21		Kintetsu Group Holdings Co. Ltd.	870
152		Kirin Holdings Co. Ltd.	4,264
170		Komatsu Ltd.	5,795
23		Kose Corp.	4,324
43		Kubota Corp.	722
35		Kyocera Corp.	2,236
185		Kyowa Hakko Kirin Co. Ltd.	4,003
80		Kyushu Electric Power Co., Inc.	992
137		M3, Inc.	5,167
76		Mabuchi Motor Co. Ltd.	3,813
234		Marui Group Co. Ltd.	4,850
230		Mazda Motor Corp.	3,195
770		Mebuki Financial Group, Inc.	2,988
20		MEIJI Holdings Co. Ltd.	1,604

SHARES		SECURITY DESCRIPTION	VALUE($)

		Japan — continued
335		Mitsubishi Chemical Holdings Corp.	3,166
436		Mitsubishi Corp.	12,026
555		Mitsubishi Electric Corp.	8,505
64		Mitsubishi Estate Co. Ltd.	1,175
25		Mitsubishi Tanabe Pharma Corp.	482
2,794		Mitsubishi UFJ Financial Group, Inc.	18,726
117		Mitsubishi UFJ Lease & Finance Co. Ltd.	746
389		Mitsui & Co. Ltd.	7,016
147		Mitsui Chemicals, Inc.	4,220
146		Mitsui Fudosan Co. Ltd.	3,740
2,809		Mizuho Financial Group, Inc.	5,082
38		MS&AD Insurance Group Holdings, Inc.	1,274
33		Murata Manufacturing Co. Ltd.	4,179
188		NGK Spark Plug Co. Ltd.	4,814
43		NH Foods Ltd.	1,879
60		Nidec Corp.	9,387
23		Nintendo Co. Ltd.	9,664
—	(h)	Nippon Building Fund, Inc.	1,427
—	(h)	Nippon Prologis REIT, Inc.	542
271		Nippon Steel & Sumitomo Metal Corp.	5,883
208		Nippon Telegraph & Telephone Corp.	9,885
133		Nippon Yusen KK	2,837
568		Nissan Motor Co. Ltd.	5,977
25		Nitori Holdings Co. Ltd.	4,148
48		Nitto Denko Corp.	3,583
471		Nomura Holdings, Inc.	2,712
1		Nomura Real Estate Master Fund, Inc.	735
77		Nomura Research Institute Ltd.	3,940
118		NSK Ltd.	1,572
318		NTT DOCOMO, Inc.	8,213
134		Obayashi Corp.	1,548
6		Obic Co. Ltd.	486
122		Olympus Corp.	4,549
211		Ono Pharmaceutical Co. Ltd.	4,877
59		Oriental Land Co. Ltd.	5,830
449		ORIX Corp.	7,871
95		Otsuka Corp.	4,411
164		Otsuka Holdings Co. Ltd.	8,548
660		Panasonic Corp.	9,771
141		Persol Holdings Co. Ltd.	3,342
145		Recruit Holdings Co. Ltd.	3,339
261		Resona Holdings, Inc.	1,482
47		Rohm Co. Ltd.	4,337
6		Ryohin Keikaku Co. Ltd.	1,950
61		Santen Pharmaceutical Co. Ltd.	1,016

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stock — continued
	Japan — continued
191	Seibu Holdings, Inc.	3,214
95	Seiko Epson Corp.	1,788
250	Sekisui House Ltd.	4,589
226	Seven & i Holdings Co. Ltd.	9,949
11	Shimano, Inc.	1,423
389	Shimizu Corp.	3,847
69	Shin-Etsu Chemical Co. Ltd.	6,884
12	Shionogi & Co. Ltd.	601
43	Shiseido Co. Ltd.	2,777
156	Shizuoka Bank Ltd. (The)	1,582
14	SMC Corp.	5,168
191	SoftBank Group Corp.	14,579
74	Sompo Holdings, Inc.	3,098
290	Sony Corp.	13,526
27	Stanley Electric Co. Ltd.	972
33	Start Today Co. Ltd.	956
14	Subaru Corp.	460
508	Sumitomo Chemical Co. Ltd.	2,907
16	Sumitomo Corp.	280
340	Sumitomo Electric Industries Ltd.	5,202
99	Sumitomo Metal Mining Co. Ltd.	4,236
342	Sumitomo Mitsui Financial Group, Inc.	14,271
127	Sumitomo Mitsui Trust Holdings, Inc.	5,377
78	Sumitomo Realty & Development Co. Ltd.	3,098
20	Sundrug Co. Ltd.	1,029
48	Suntory Beverage & Food Ltd.	2,342
11	Suzuken Co. Ltd.	460
128	Suzuki Motor Corp.	6,880
247	T&D Holdings, Inc.	4,198
76	Takeda Pharmaceutical Co. Ltd.	3,200
78	THK Co. Ltd.	2,715
61	Tohoku Electric Power Co., Inc.	781
208	Tokio Marine Holdings, Inc.	9,831
216	Tokyo Electric Power Co. Holdings, Inc. (a)	1,027
41	Tokyo Electron Ltd.	7,817
69	Tokyo Gas Co. Ltd.	1,841
228	Tokyo Tatemono Co. Ltd.	3,466
325	Tokyu Corp.	5,457
134	Toppan Printing Co. Ltd.	1,121
464	Toray Industries, Inc.	4,331
1,051	Toshiba Corp. (a)	2,817
46	Toyota Industries Corp.	2,736
567	Toyota Motor Corp.	37,147
27	Toyota Tsusho Corp.	965
27	Unicharm Corp.	768

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — continued
1	United Urban Investment Corp.	826
192	Yahoo Japan Corp.	790
173	Yamato Holdings Co. Ltd.	4,456
25	Yaskawa Electric Corp.	1,007

		716,597

	Luxembourg — 0.1%
346	ArcelorMittal	11,744

	Macau — 0.1%
658	Sands China Ltd.	3,801
316	Wynn Macau Ltd.	1,169

		4,970

	Netherlands — 2.2%
49	Akzo Nobel NV	4,411
136	ASML Holding NV	25,967
71	ASR Nederland NV	3,347
113	Heineken Holding NV	11,491
39	Heineken NV	4,088
1,449	ING Groep NV	24,414
753	Koninklijke Ahold Delhaize NV	18,155
906	Koninklijke KPN NV	2,819
210	Koninklijke Philips NV	8,897
1,314	Royal Dutch Shell plc, Class A	45,708
866	Royal Dutch Shell plc, Class B	30,902
127	Wolters Kluwer NV	6,882

		187,081

	New Zealand — 0.1%
346	Auckland International Airport Ltd.	1,548
262	Fletcher Building Ltd.	1,162
130	Ryman Healthcare Ltd.	968
662	Spark New Zealand Ltd.	1,608

		5,286

	Norway — 0.2%
732	Telenor ASA	16,193

	Singapore — 0.5%
556	Ascendas REIT	1,116
867	CapitaLand Ltd.	2,444
379	CapitaLand Mall Trust	598
390	ComfortDelGro Corp. Ltd.	658
467	DBS Group Holdings Ltd.	10,784
771	Genting Singapore plc	676
17	Jardine Cycle & Carriage Ltd.	430
428	Keppel Corp. Ltd.	2,622
811	Oversea-Chinese Banking Corp. Ltd.	8,374
79	Singapore Exchange Ltd.	460

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	39

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stock — continued
	Singapore — continued
153	Singapore Press Holdings Ltd.	313
1,671	Singapore Telecommunications Ltd.	4,421
259	United Overseas Bank Ltd.	5,869
659	Wilmar International Ltd.	1,612

		40,377

	Spain — 1.1%
52	Amadeus IT Group SA	3,761
317	Banco Bilbao Vizcaya Argentaria SA	2,565
4,611	Banco Santander SA	29,790
2,949	Iberdrola SA	22,788
382	Industria de Diseno Textil SA	11,845
337	Red Electrica Corp. SA	7,021
666	Repsol SA	12,718
386	Telefonica SA	3,938

		94,426

	Sweden — 0.6%
318	Assa Abloy AB, Class B	6,660
94	Atlas Copco AB, Class B	3,320
8	Autoliv, Inc.	1,025
967	Nordea Bank AB	9,833
809	Sandvik AB	13,801
1,057	Svenska Handelsbanken AB, Class A	11,789

		46,428

	Switzerland — 2.9%
468	ABB Ltd. (Registered)	10,910
1,059	Credit Suisse Group AG (Registered) (a)	17,855
162	Ferguson plc	12,436
3,621	Glencore plc (a)	17,444
197	Julius Baer Group Ltd. (a)	11,677
255	LafargeHolcim Ltd. (Registered) (a)	14,138
35	Lonza Group AG (Registered) (a)	8,655
653	Nestle SA (Registered)	50,601
627	Novartis AG (Registered)	48,253
197	Roche Holding AG	43,824
316	UBS Group AG (Registered) (a)	5,301

		241,094

	United Kingdom — 5.8%
804	3i Group plc	10,380
247	AstraZeneca plc	17,321
2,671	Aviva plc	19,410
2,948	BP plc	21,900
594	British American Tobacco plc	32,563
1,329	BT Group plc	4,562
276	Bunzl plc	7,998
730	Compass Group plc	15,665
76	DCC plc	7,300

SHARES	SECURITY DESCRIPTION	VALUE($)

	United Kingdom — continued
852	Diageo plc	30,388
857	GlaxoSmithKline plc	17,199
3,207	HSBC Holdings plc	31,927
488	Imperial Brands plc	17,476
212	InterContinental Hotels Group plc	13,399
104	Johnson Matthey plc	4,696
1,159	Legal & General Group plc	4,292
16	Liberty Global plc, Class A (a)	480
84	Liberty Global plc, Class C (a)	2,430
8,135	Lloyds Banking Group plc	7,215
224	London Stock Exchange Group plc	13,212
355	National Grid plc	4,112
1,204	Prudential plc	30,961
45	Reckitt Benckiser Group plc	3,545
279	RELX plc	5,960
105	Rio Tinto Ltd.	6,226
458	Rio Tinto plc	24,976
446	RSA Insurance Group plc	4,022
1,725	Standard Chartered plc	18,119
3,682	Taylor Wimpey plc	9,696
2,356	Tesco plc	7,632
643	Unilever NV, CVA	36,885
212	Unilever plc	11,871
9,539	Vodafone Group plc	27,837
112	Whitbread plc	6,583
344	WPP plc	5,906

		484,144

	United States — 58.6%
18	3M Co.	3,505
369	Abbott Laboratories	21,457
231	AbbVie, Inc.	22,259
232	Accenture plc, Class A	35,114
18	Activision Blizzard, Inc.	1,196
129	Adobe Systems, Inc. (a)	28,482
27	Agilent Technologies, Inc.	1,762
91	Alcoa Corp. (a)	4,656
49	Alexion Pharmaceuticals, Inc. (a)	5,776
2	Alleghany Corp.	948
236	Allegion plc	18,235
128	Allergan plc	19,626
31	Alliance Data Systems Corp.	6,384
7	Alnylam Pharmaceuticals, Inc. (a)	704
67	Alphabet, Inc., Class A (a)	68,101
82	Alphabet, Inc., Class C (a)	83,570

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stock — continued
	United States — continued
232	Altria Group, Inc.	13,026
99	Amazon.com, Inc. (a)	154,970
41	Ameren Corp.	2,424
288	American Electric Power Co., Inc.	20,122
165	American Express Co.	16,246
9	American Financial Group, Inc.	1,052
490	American International Group, Inc.	27,459
74	American Tower Corp.	10,147
140	AmerisourceBergen Corp.	12,678
82	Amgen, Inc.	14,250
345	Analog Devices, Inc.	30,134
129	Andeavor	17,792
31	Antero Resources Corp. (a)	587
1,037	Apple, Inc.	171,312
121	Aptiv plc	10,192
37	Aramark	1,384
11	Arch Capital Group Ltd. (a)	849
10	Arista Networks, Inc. (a)	2,725
19	Arrow Electronics, Inc. (a)	1,445
59	Arthur J Gallagher & Co.	4,130
668	AT&T, Inc.	21,828
19	Athene Holding Ltd., Class A (a)	929
11	Atmos Energy Corp.	927
22	AutoZone, Inc. (a)	14,002
99	AvalonBay Communities, Inc.	16,080
19	Axis Capital Holdings Ltd.	1,140
399	Ball Corp.	15,977
2,827	Bank of America Corp.	84,571
438	BB&T Corp.	23,128
101	Becton Dickinson and Co.	23,479
203	Berkshire Hathaway, Inc., Class B (a)	39,387
195	Best Buy Co., Inc.	14,947
51	Biogen, Inc. (a)	14,086
33	BioMarin Pharmaceutical, Inc. (a)	2,760
49	BlackRock, Inc.	25,397
71	Boeing Co. (The)	23,810
6	Booking Holdings, Inc. (a)	12,785
957	Boston Scientific Corp. (a)	27,474
390	Bristol-Myers Squibb Co.	20,323
310	Brixmor Property Group, Inc.	4,620
170	Broadcom, Inc.	39,105
25	Broadridge Financial Solutions, Inc.	2,715
69	CA, Inc.	2,385
16	Camden Property Trust	1,348
333	Capital One Financial Corp.	30,191

SHARES	SECURITY DESCRIPTION	VALUE($)

	United States — continued
140	Caterpillar, Inc.	20,272
31	CBRE Group, Inc., Class A (a)	1,410
28	CDK Global, Inc.	1,840
31	CDW Corp.	2,216
170	Celanese Corp., Series A	18,442
159	Celgene Corp. (a)	13,861
34	Centene Corp. (a)	3,681
396	Charles Schwab Corp. (The)	22,040
106	Charter Communications, Inc., Class A (a)	28,665
436	Chevron Corp.	54,577
98	Chubb Ltd.	13,290
170	Cigna Corp.	29,130
486	Cisco Systems, Inc.	21,520
872	Citigroup, Inc.	59,546
30	CME Group, Inc.	4,756
355	CMS Energy Corp.	16,745
521	Coca-Cola Co. (The)	22,520
15	Cognex Corp.	702
203	Colgate-Palmolive Co.	13,218
1,597	Comcast Corp., Class A	50,122
39	CommScope Holding Co., Inc. (a)	1,478
152	Concho Resources, Inc. (a)	23,819
80	Constellation Brands, Inc., Class A	18,604
10	Cooper Cos., Inc. (The)	2,271
48	Corning, Inc.	1,283
3	CoStar Group, Inc. (a)	1,214
29	Crown Holdings, Inc. (a)	1,452
125	Cummins, Inc.	20,061
377	CVS Health Corp.	26,341
130	Danaher Corp.	13,019
141	Deere & Co.	19,111
32	Dell Technologies, Inc., Class V (a)	2,272
34	Delphi Technologies plc	1,634
305	Delta Air Lines, Inc.	15,915
185	Diamondback Energy, Inc. (a)	23,763
62	Digital Realty Trust, Inc.	6,518
146	Discover Financial Services	10,430
271	DISH Network Corp., Class A (a)	9,080
84	Dollar General Corp.	8,070
211	Dollar Tree, Inc. (a)	20,210
811	DowDuPont, Inc.	51,260
302	DR Horton, Inc.	13,327
38	Dr Pepper Snapple Group, Inc.	4,573
83	Duke Realty Corp.	2,236
61	DXC Technology Co.	6,326

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	41

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)

Common Stock — continued
		United States — continued
29		E*TRADE Financial Corp. (a)	1,746
32		East West Bancorp, Inc.	2,159
253		Eastman Chemical Co.	25,835
347		Eaton Corp. plc	26,034
347		Eli Lilly & Co.	28,164
340		EOG Resources, Inc.	40,134
146		EQT Corp.	7,330
22		Equinix, Inc.	9,429
171		Equity Residential	10,538
27		Essex Property Trust, Inc.	6,505
87		Estee Lauder Cos., Inc. (The), Class A	12,835
547		Exxon Mobil Corp.	42,531
467		Facebook, Inc., Class A (a)	80,291
206		Fastenal Co.	10,291
68		Federal Realty Investment Trust	7,908
—	(h)	FedEx Corp.	—	(h)
197		Fidelity National Information Services, Inc.	18,682
10		FleetCor Technologies, Inc. (a)	2,174
55		Flex Ltd. (a)	712
24		FNF Group	898
1,517		Ford Motor Co.	17,050
191		Franklin Resources, Inc.	6,432
294		Freeport-McMoRan, Inc.	4,468
139		General Dynamics Corp.	27,908
367		Gilead Sciences, Inc.	26,484
156		Global Payments, Inc.	17,652
34		Goldman Sachs Group, Inc. (The)	8,109
—	(h)	Halliburton Co.	—	(h)
26		Harris Corp.	4,070
397		Hartford Financial Services Group, Inc. (The)	21,357
186		HCP, Inc.	4,346
25		HD Supply Holdings, Inc. (a)	955
1,009		Hewlett Packard Enterprise Co.	17,199
233		Hilton Worldwide Holdings, Inc.	18,379
39		Hologic, Inc. (a)	1,506
333		Home Depot, Inc. (The)	61,453
306		Honeywell International, Inc.	44,307
887		HP, Inc.	19,054
1,002		Huntington Bancshares, Inc.	14,933
8		IAC/InterActiveCorp (a)	1,281
7		IDEX Corp.	982
20		Illumina, Inc. (a)	4,703
309		Ingersoll-Rand plc	25,915
14		Ingredion, Inc.	1,642
473		Intel Corp.	24,420

SHARES		SECURITY DESCRIPTION	VALUE($)

		United States — continued
307		Intercontinental Exchange, Inc.	22,237
136		International Business Machines Corp.	19,716
103		Intuit, Inc.	19,035
18		Intuitive Surgical, Inc. (a)	7,991
41		Invitation Homes, Inc.	956
502		Johnson & Johnson	63,444
8		Jones Lang LaSalle, Inc.	1,376
633		KeyCorp	12,601
205		Kraft Heinz Co. (The)	11,540
70		Las Vegas Sands Corp.	5,109
10		Lear Corp.	1,832
15		Leidos Holdings, Inc.	981
259		Lennar Corp., Class A	13,703
7		Lennox International, Inc.	1,402
23		Liberty Broadband Corp., Class C (a)	1,640
—	(h)	Liberty Interactive Corp. QVC Group, Class A (a)	8
14		Liberty Media Corp.-Liberty Formula One, Class C (a)	416
24		Liberty Media Corp.-Liberty SiriusXM, Class A (a)	990
29		Liberty Property Trust	1,201
181		Lincoln National Corp.	12,775
11		Live Nation Entertainment, Inc. (a)	448
290		Lowe’s Cos., Inc.	23,873
15		ManpowerGroup, Inc.	1,464
194		Marathon Petroleum Corp.	14,556
1		Markel Corp. (a)	1,458
397		Masco Corp.	15,044
104		Mastercard, Inc., Class A	18,604
56		Maxim Integrated Products, Inc.	3,060
70		McDonald’s Corp.	11,649
446		Medtronic plc	35,737
434		Merck & Co., Inc.	25,570
331		MetLife, Inc.	15,779
180		Microchip Technology, Inc.	15,100
200		Micron Technology, Inc. (a)	9,218
1,741		Microsoft Corp.	162,839
61		Mid-America Apartment Communities, Inc.	5,597
46		Mohawk Industries, Inc. (a)	9,625
280		Molson Coors Brewing Co., Class B	19,945
764		Mondelez International, Inc., Class A	30,196
734		Morgan Stanley	37,894
12		MSCI, Inc.	1,725
109		Mylan NV (a)	4,237
29		National Retail Properties, Inc.	1,100
42		Netflix, Inc. (a)	13,039
66		Newmont Mining Corp.	2,575

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

SHARES		SECURITY DESCRIPTION	VALUE($)

Common Stock — continued
		United States — continued
223		NextEra Energy, Inc.	36,567
459		NIKE, Inc., Class B	31,385
225		Norfolk Southern Corp.	32,235
97		Northrop Grumman Corp.	31,257
68		Nucor Corp.	4,175
191		NVIDIA Corp.	42,900
—	(h)	NVR, Inc. (a)	837
350		Occidental Petroleum Corp.	27,042
243		ONEOK, Inc.	14,634
856		Oracle Corp.	39,103
100		O’Reilly Automotive, Inc. (a)	25,602
22		Owens Corning	1,436
281		PACCAR, Inc.	17,900
16		Palo Alto Networks, Inc. (a)	3,117
29		Parker-Hannifin Corp.	4,708
242		Parsley Energy, Inc., Class A (a)	7,258
53		PayPal Holdings, Inc. (a)	3,960
438		PepsiCo, Inc.	44,241
1,578		Pfizer, Inc.	57,775
116		PG&E Corp.	5,360
541		Philip Morris International, Inc.	44,340
165		Pioneer Natural Resources Co.	33,294
24		Plains GP Holdings LP, Class A	591
178		Principal Financial Group, Inc.	10,512
302		Procter & Gamble Co. (The)	21,863
54		Prologis, Inc.	3,490
157		Prudential Financial, Inc.	16,736
393		Public Service Enterprise Group, Inc.	20,507
42		Public Storage	8,517
83		PVH Corp.	13,248
39		Qurate Retail Group, Inc. QVC Group, Class A (a)	916
17		Raymond James Financial, Inc.	1,532
13		Reinsurance Group of America, Inc.	1,999
26		Robert Half International, Inc.	1,601
144		Ross Stores, Inc.	11,608
32		Sabre Corp.	668
246		salesforce.com, Inc. (a)	29,785
14		SEI Investments Co.	868
36		ServiceNow, Inc. (a)	5,993
167		Shire plc	8,907
379		Sirius XM Holdings, Inc.	2,398
122		Snap-on, Inc.	17,703
7		Spectrum Brands Holdings, Inc.	507
12		Spirit AeroSystems Holdings, Inc., Class A	925
12		Splunk, Inc. (a)	1,246

SHARES	SECURITY DESCRIPTION	VALUE($)

	United States — continued
53	Square, Inc., Class A (a)	2,512
176	Stanley Black & Decker, Inc.	24,937
126	Starbucks Corp.	7,252
254	State Street Corp.	25,359
22	Steel Dynamics, Inc.	1,003
281	SunTrust Banks, Inc.	18,793
12	SVB Financial Group (a)	3,523
226	Synchrony Financial	7,492
9	Take-Two Interactive Software, Inc. (a)	909
50	TD Ameritrade Holding Corp.	2,879
4	Teleflex, Inc.	1,117
23	Tesla, Inc. (a)	6,613
411	Texas Instruments, Inc.	41,712
106	Thermo Fisher Scientific, Inc.	22,238
167	Time Warner, Inc.	15,876
303	T-Mobile US, Inc. (a)	18,304
36	Toll Brothers, Inc.	1,527
24	Trimble, Inc. (a)	821
644	Twenty-First Century Fox, Inc., Class A	23,559
88	Twenty-First Century Fox, Inc., Class B	3,156
46	Twitter, Inc. (a)	1,403
64	Tyson Foods, Inc., Class A	4,510
20	UGI Corp.	953
350	Union Pacific Corp.	46,827
16	United Rentals, Inc. (a)	2,461
253	United Technologies Corp.	30,456
307	UnitedHealth Group, Inc.	72,557
22	Unum Group	1,085
4	Vail Resorts, Inc.	991
82	Ventas, Inc.	4,214
252	VEREIT, Inc.	1,714
346	Verizon Communications, Inc.	17,084
113	Vertex Pharmaceuticals, Inc. (a)	17,316
577	Visa, Inc., Class A	73,198
8	VMware, Inc., Class A (a)	1,091
162	Vornado Realty Trust	11,034
199	Voya Financial, Inc.	10,410
276	Walgreens Boots Alliance, Inc.	18,323
107	Walmart, Inc.	9,485
437	Walt Disney Co. (The)	43,818
58	Waste Connections, Inc.	4,170
262	WEC Energy Group, Inc.	16,832
1,099	Wells Fargo & Co.	57,115
239	WestRock Co.	14,116
95	Weyerhaeuser Co.	3,485

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	43

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stock — continued
	United States — continued
85	Workday, Inc., Class A (a)	10,588
193	Worldpay, Inc. (a)	15,654
43	Wyndham Worldwide Corp.	4,855
499	Xcel Energy, Inc.	23,370
231	Yum Brands, Inc.	20,102
170	Zimmer Biomet Holdings, Inc.	19,526
41	Zoetis, Inc.	3,390

		4,871,960

	Total Common Stocks (Cost $6,466,044)	8,149,691

NUMBER OF RIGHTS
Rights — 0.0% (g)
	New Zealand — 0.0% (g)
59	Fletcher Building Ltd., expiring 05/11/2018 (a) (Cost $—)	62

SHARES
Short-Term Investment — 2.1%
	Investment Company — 2.1%
173,270	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.58% (b) (l) (Cost $173,270)	173,270

	Total Investments — 100.1% (Cost $6,639,314)	8,323,023
	Liabilities in Excess of Other Assets — (0.1)%	(5,966)

	NET ASSETS — 100.0%	$8,317,057

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	8.7%
Oil, Gas & Consumable Fuels	6.4
Pharmaceuticals	5.5
Software	4.2
Insurance	3.9
IT Services	3.2
Semiconductors & Semiconductor Equipment	3.2
Capital Markets	3.0
Internet Software & Services	2.8
Technology Hardware, Storage & Peripherals	2.6
Media	2.6
Machinery	2.5
Chemicals	2.5
Beverages	2.4
Internet & Direct Marketing Retail	2.2
Health Care Equipment & Supplies	2.1
Specialty Retail	2.0
Equity Real Estate Investment Trusts (REITs)	1.9
Electric Utilities	1.9
Aerospace & Defense	1.9
Hotels, Restaurants & Leisure	1.8
Biotechnology	1.8
Automobiles	1.7
Metals & Mining	1.7
Health Care Providers & Services	1.5
Road & Rail	1.5
Textiles, Apparel & Luxury Goods	1.4
Tobacco	1.4
Food & Staples Retailing	1.4
Food Products	1.3
Diversified Telecommunication Services	1.3
Electrical Equipment	1.1
Industrial Conglomerates	1.0
Wireless Telecommunication Services	1.0
Others (each less than 1.0%)	12.5
Short-Term Investment	2.1

Futures contracts outstanding as of April 30, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	878	06/2018	EUR	36,729	993
S&P 500 E-Mini Index	489	06/2018	USD	64,719	(3,470)
TOPIX Index	98	06/2018	JPY	15,892	620

					(1,857)

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.9%
		Austria — 3.4%
1		ams AG (a)	51
2		Erste Group Bank AG (a)	122

			173

		Brazil — 1.2%
11		Cielo SA	60

		Canada — 2.1%
2		Toronto-Dominion Bank (The)	108

		China — 5.4%
1		CNOOC Ltd., ADR	92
2		JD.com, Inc., ADR (a)	75
12		Ping An Insurance Group Co. of China Ltd., Class H	112

			279

		France — 6.3%
1		Airbus SE	96
1		Safran SA	123
1		Schneider Electric SE (a)	108

			327

		Germany — 4.2%
2		Delivery Hero AG, Reg. S (a) (e)	93
1		Linde AG (a)	123

			216

		Hong Kong — 2.1%
12		AIA Group Ltd.	111

		India — 3.5%
2		HDFC Bank Ltd., ADR	180

		Japan — 4.2%
3		Komatsu Ltd.	99
11		Renesas Electronics Corp. (a)	117

			216

		Luxembourg — 1.3%
2		ArcelorMittal	66

		Singapore — 2.2%
5		DBS Group Holdings Ltd.	113

		South Africa — 1.7%
—	(h)	Naspers Ltd., Class N	89

		Spain — 1.6%
3		Industria de Diseno Textil SA	83

		Switzerland — 3.4%
1		LafargeHolcim Ltd. (Registered) (a)	78
1		Novartis AG (Registered)	98

			176

SHARES		SECURITY DESCRIPTION	VALUE($)

		Thailand — 2.0%
16		Kasikornbank PCL	103

		United Kingdom — 6.2%
2		British American Tobacco plc	89
6		GlaxoSmithKline plc	118
39		Vodafone Group plc	113

			320

		United States — 47.1%
1		Activision Blizzard, Inc.	83
—	(h)	Alphabet, Inc., Class C (a)	208
—	(h)	Amazon.com, Inc. (a)	163
1		BioMarin Pharmaceutical, Inc. (a)	79
—	(h)	Broadcom, Inc.	97
2		Citigroup, Inc.	170
4		Comcast Corp., Class A	128
2		DowDuPont, Inc.	113
1		EQT Corp.	75
—	(h)	Facebook, Inc., Class A (a)	81
—	(h)	First Republic Bank	42
1		Microsoft Corp.	104
1		Molson Coors Brewing Co., Class B	58
2		NIKE, Inc., Class B	115
1		Occidental Petroleum Corp.	96
2		Oracle Corp.	104
1		Pioneer Natural Resources Co.	190
1		Stanley Black & Decker, Inc.	112
3		Synchrony Financial	99
2		Twenty-First Century Fox, Inc., Class A	88
1		Union Pacific Corp.	117
—	(h)	UnitedHealth Group, Inc.	113

			2,435

		Total Common Stocks (Cost $4,902)	5,055

Short-Term Investment — 1.1%
		Investment Company — 1.1%
56		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.58% (b) (l) (Cost $56)	56

		Total Investments — 99.0% (Cost $4,958)	5,111
		Other Assets in Excess of Liabilities — 1.0%	53

		NET ASSETS — 100.0%	$5,164

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	45

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, April 30, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	16.4%
Oil, Gas & Consumable Fuels	8.9
Internet Software & Services	7.5
Media	6.0
Software	5.7
Semiconductors & Semiconductor Equipment	5.2
Internet & Direct Marketing Retail	4.7
Chemicals	4.6
Insurance	4.4
Aerospace & Defense	4.3
Pharmaceuticals	4.2
Machinery	4.1
Road & Rail	2.3
Textiles, Apparel & Luxury Goods	2.2
Health Care Providers & Services	2.2
Wireless Telecommunication Services	2.2
Electrical Equipment	2.1
Consumer Finance	1.9
Tobacco	1.7
Specialty Retail	1.6
Biotechnology	1.6
Construction Materials	1.5
Metals & Mining	1.3
IT Services	1.2
Beverages	1.1
Short-Term Investment	1.1

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stock — 98.1%
	Australia — 1.3%
1,710	BHP Billiton Ltd.	39,898
926	BHP Billiton plc	19,736

		59,634

	Austria — 0.9%
237	ams AG (a)	19,587
432	Erste Group Bank AG (a)	21,129

		40,716

	Brazil — 0.8%
2,375	Itau Unibanco Holding SA, ADR	34,513

	China — 3.4%
132	Baidu, Inc., ADR (a)	33,172
8,928	China Overseas Land & Investment Ltd.	29,914
28,780	CNOOC Ltd.	48,688
4,329	Ping An Insurance Group Co. of China Ltd., Class H	42,300

		154,074

	Denmark — 1.2%
1,197	Novo Nordisk A/S, Class B	56,303

	France — 12.4%
935	Accor SA	52,856
1,432	AXA SA	40,955
1,024	BNP Paribas SA	79,052
251	Essilor International Cie Generale d’Optique SA	34,331
338	Imerys SA	30,883
159	LVMH Moet Hennessy Louis Vuitton SE	55,473
3,486	Orange SA	63,379
287	Pernod Ricard SA	47,685
571	Safran SA	66,926
395	Sanofi	31,218
668	Schneider Electric SE (a)	60,578

		563,336

	Germany — 8.6%
304	Allianz SE (Registered)	71,838
496	Bayer AG (Registered)	59,234
263	Continental AG	70,073
416	Fresenius Medical Care AG & Co. KGaA	42,176
299	Linde AG (a)	66,272
717	SAP SE	79,670

		389,263

	Hong Kong — 4.3%
10,679	AIA Group Ltd.	95,437
5,557	CK Asset Holdings Ltd.	47,969

SHARES	SECURITY DESCRIPTION	VALUE($)

	Hong Kong — continued
4,313	CK Hutchison Holdings Ltd.	51,001

		194,407

	India — 1.2%
544	HDFC Bank Ltd., ADR	52,093

	Indonesia — 0.5%
46,465	Astra International Tbk. PT	23,782

	Italy — 1.1%
2,328	UniCredit SpA	50,476

	Japan — 17.7%
955	Asahi Group Holdings Ltd.	48,309
488	Daikin Industries Ltd.	57,018
215	FANUC Corp.	45,969
2,042	Honda Motor Co. Ltd.	70,213
2,208	Inpex Corp.	28,224
74	Keyence Corp.	45,368
1,657	Komatsu Ltd.	56,495
3,535	Kubota Corp.	59,604
840	Makita Corp.	37,645
1,513	Mitsui Fudosan Co. Ltd.	38,761
324	Nidec Corp.	50,734
355	Nitto Denko Corp.	26,363
2,138	Renesas Electronics Corp. (a)	22,300
541	Shin-Etsu Chemical Co. Ltd.	54,279
113	SMC Corp.	43,053
1,851	Sumitomo Mitsui Financial Group, Inc.	77,130
218	Tokyo Electron Ltd.	41,925

		803,390

	Macau — 0.7%
5,503	Sands China Ltd.	31,805

	Netherlands — 6.0%
418	ASML Holding NV	79,554
3,961	ING Groep NV	66,739
3,674	Royal Dutch Shell plc, Class A	127,832

		274,125

	Singapore — 1.6%
3,087	DBS Group Holdings Ltd.	71,219

	South Africa — 0.7%
133	Naspers Ltd., Class N	32,490

	South Korea — 2.4%
105	Hyundai Mobis Co. Ltd.	24,348
71	Samsung Electronics Co. Ltd., Reg. S, GDR	86,614

		110,962

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	47

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stock — continued
	Spain — 2.3%
8,813	Banco Bilbao Vizcaya Argentaria SA	71,318
1,043	Industria de Diseno Textil SA	32,346

		103,664

	Sweden — 1.3%
1,498	Atlas Copco AB, Class A	58,595

	Switzerland — 11.4%
2,228	ABB Ltd. (Registered)	51,946
661	Cie Financiere Richemont SA (Registered)	62,871
713	Ferguson plc	54,547
13,010	Glencore plc (a)	62,669
386	LafargeHolcim Ltd. (Registered) (a)	21,552
537	LafargeHolcim Ltd. (Registered) (a)	29,837
1,044	Novartis AG (Registered)	80,392
350	Roche Holding AG	77,837
4,486	UBS Group AG (Registered) (a)	75,296

		516,947

	Taiwan — 0.8%
956	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	36,758

	United Kingdom — 17.5%
7,582	Aviva plc	55,089
1,418	British American Tobacco plc	77,751
1,908	Burberry Group plc	47,920
2,263	GlaxoSmithKline plc	45,396
5,201	Meggitt plc	33,691
717	Persimmon plc	26,793
3,119	Prudential plc	80,200
2,354	RELX NV	50,086
744	Rio Tinto Ltd.	44,296
603	Rio Tinto plc	32,871
5,187	Standard Chartered plc	54,488
1,084	TechnipFMC plc	35,557
1,723	Unilever plc	96,667
21,930	Vodafone Group plc	63,997
2,995	WPP plc	51,388

		796,190

	Total Common Stocks (Cost $3,557,730)	4,454,742

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.2%
	Investment Company — 1.2%
52,920	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.58% (b) (l) (Cost $52,920)	52,920

	Total Investments — 99.3% (Cost $3,610,650)	4,507,662
	Other Assets in Excess of Liabilities — 0.7%	30,690

	NET ASSETS — 100.0%	$4,538,352

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	12.8%
Insurance	8.6
Pharmaceuticals	7.8
Machinery	6.7
Oil, Gas & Consumable Fuels	4.5
Semiconductors & Semiconductor Equipment	4.4
Metals & Mining	4.4
Textiles, Apparel & Luxury Goods	3.7
Electrical Equipment	3.6
Chemicals	3.3
Real Estate Management & Development	2.6
Aerospace & Defense	2.2
Personal Products	2.2
Beverages	2.1
Auto Components	2.1
Automobiles	2.1
Technology Hardware, Storage & Peripherals	1.9
Hotels, Restaurants & Leisure	1.9
Media	1.9
Construction Materials	1.8
Software	1.8
Tobacco	1.7
Capital Markets	1.7
Wireless Telecommunication Services	1.4
Diversified Telecommunication Services	1.4
Building Products	1.3
Trading Companies & Distributors	1.2
Industrial Conglomerates	1.1
Professional Services	1.1
Electronic Equipment, Instruments & Components	1.0
Others (each less than 1.0%)	4.5
Short-Term Investment	1.2

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stock — 98.1%
	Australia — 3.7%
137	Australia & New Zealand Banking Group Ltd.	2,749
126	BHP Billiton plc	2,687
215	Transurban Group	1,875

		7,311

	Canada — 1.2%
55	TransCanada Corp.	2,326

	China — 2.1%
1,522	China Construction Bank Corp., Class H	1,595
1,511	CNOOC Ltd.	2,556

		4,151

	Finland — 1.8%
39	Konecranes OYJ	1,588
56	UPM-Kymmene OYJ	1,999

		3,587

	France — 18.3%
27	Airbus SE	3,211
44	BNP Paribas SA	3,428
17	Capgemini SE	2,324
26	Cie Generale des Etablissements Michelin SCA	3,636
8	LVMH Moet Hennessy Louis Vuitton SE	2,945
137	Orange SA	2,488
26	Publicis Groupe SA	1,907
24	Sanofi	1,905
24	Schneider Electric SE (a)	2,153
65	TOTAL SA	4,081
18	Unibail-Rodamco SE	4,299
43	Vinci SA	4,324

		36,701

	Germany — 6.0%
18	Allianz SE (Registered)	4,213
41	Daimler AG (Registered)	3,202
14	Deutsche Boerse AG	1,942
103	Deutsche Telekom AG (Registered)	1,811
2	Puma SE	934

		12,102

	Italy — 1.7%
534	Enel SpA	3,390

	Japan — 15.9%
294	Amada Holdings Co. Ltd.	3,526
17	Bandai Namco Holdings, Inc.	565
72	Bridgestone Corp.	3,018
56	Japan Airlines Co. Ltd.	2,210
96	JFE Holdings, Inc.	1,966

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — continued
138	Mitsubishi Corp.	3,814
56	Mitsui & Co. Ltd.	1,013
61	NTT DOCOMO, Inc.	1,576
80	Sumitomo Mitsui Financial Group, Inc.	3,317
39	Sumitomo Mitsui Trust Holdings, Inc.	1,645
69	Tokio Marine Holdings, Inc.	3,252
55	Toyota Motor Corp.	3,633
37	Trend Micro, Inc.	2,218

		31,753

	Macau — 1.2%
411	Sands China Ltd.	2,374

	Netherlands — 7.4%
10	ASML Holding NV	1,831
212	ING Groep NV	3,574
129	Koninklijke Ahold Delhaize NV	3,102
183	Royal Dutch Shell plc, Class A	6,379

		14,886

	Norway — 1.8%
324	Norsk Hydro ASA	2,025
68	Telenor ASA	1,501

		3,526

	Singapore — 1.4%
122	DBS Group Holdings Ltd.	2,815

	South Korea — 1.1%
1	Samsung Electronics Co. Ltd. (bb)	2,139

	Spain — 3.7%
508	Banco Santander SA	3,284
546	Iberdrola SA	4,216

		7,500

	Sweden — 2.3%
276	Nordea Bank AB	2,803
169	Svenska Handelsbanken AB, Class A	1,882

		4,685

	Switzerland — 9.8%
37	Ferguson plc	2,808
43	LafargeHolcim Ltd. (Registered) (a)	2,390
31	Nestle SA (Registered)	2,431
61	Novartis AG (Registered)	4,665
9	Roche Holding AG	2,056
34	Swiss Re AG	3,251
6	Zurich Insurance Group AG (a)	2,057

		19,658

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	49

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stock — continued
	Taiwan — 1.2%
64	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,453

	United Kingdom — 17.5%
44	AstraZeneca plc	3,101
336	Aviva plc	2,438
67	British American Tobacco plc	3,681
87	Diageo plc	3,096
147	GlaxoSmithKline plc	2,939
370	HSBC Holdings plc	3,682
31	Persimmon plc	1,150
73	Prudential plc	1,877
84	Rio Tinto plc	4,602
433	Taylor Wimpey plc	1,140
67	Unilever NV, CVA	3,846
1,166	Vodafone Group plc	3,402

		34,954

	Total Common Stocks (Cost $182,093)	196,311

Short-Term Investment — 1.9%
	Investment Company — 1.9%
3,844	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.58% (b) (l) (Cost $3,844)	3,844

	Total Investments — 100.0% (Cost $185,937)	200,155
	Liabilities in Excess of Other Assets — 0.0% (g)	(81)

	NET ASSETS — 100.0%	$200,074

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	15.4%
Insurance	8.5
Oil, Gas & Consumable Fuels	7.7
Pharmaceuticals	7.3
Metals & Mining	5.6
Trading Companies & Distributors	3.8
Electric Utilities	3.8
Automobiles	3.4
Auto Components	3.3
Diversified Telecommunication Services	2.9
Machinery	2.6
Wireless Telecommunication Services	2.5
Construction & Engineering	2.2
Equity Real Estate Investment Trusts (REITs)	2.2
Semiconductors & Semiconductor Equipment	2.1
Textiles, Apparel & Luxury Goods	1.9
Personal Products	1.9
Tobacco	1.8
Aerospace & Defense	1.6
Food & Staples Retailing	1.6
Beverages	1.5
Food Products	1.2
Construction Materials	1.2
Hotels, Restaurants & Leisure	1.2
IT Services	1.2
Household Durables	1.1
Software	1.1
Airlines	1.1
Electrical Equipment	1.1
Technology Hardware, Storage & Peripherals	1.1
Paper & Forest Products	1.0
Capital Markets	1.0
Media	1.0
Others (each less than 1.0%)	1.2
Short-Term Investment	1.9

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stock — 95.8%
	Australia — 4.7%
2,719	Australia & New Zealand Banking Group Ltd.	54,658
2,889	BHP Billiton Ltd.	67,393
286	Commonwealth Bank of Australia	15,421
141	CSL Ltd.	18,043
3,550	Dexus	25,244
5,364	Goodman Group	36,497
182	Macquarie Group Ltd.	14,803
265	National Australia Bank Ltd.	5,768
812	Wesfarmers Ltd.	26,701
464	Westpac Banking Corp.	9,977

		274,505

	Austria — 0.4%
478	Erste Group Bank AG (a)	23,394
14	Immofinanz AG (a)	37

		23,431

	Belgium — 1.0%
601	Anheuser-Busch InBev SA/NV	59,734

	China — 0.5%
6,108	BOC Hong Kong Holdings Ltd.	31,576

	Denmark — 0.8%
228	Chr Hansen Holding A/S	20,675
579	Novo Nordisk A/S, Class B	27,235

		47,910

	Finland — 1.5%
369	Cargotec OYJ, Class B	18,798
5,230	Nokia OYJ	31,380
3,538	Outokumpu OYJ	22,897
643	Wartsila OYJ Abp	13,647

		86,722

	France — 12.2%
558	Air Liquide SA	72,529
487	Airbus SE	57,172
736	Alstom SA	33,527
2,103	AXA SA	60,147
972	BNP Paribas SA	75,072
236	Capgemini SE	32,426
335	Pernod Ricard SA	55,714
456	Renault SA	49,427
717	Sanofi	56,663
667	Schneider Electric SE (a)	60,500
388	Sodexo SA	38,439
1,390	TOTAL SA	87,380
114	Vinci SA	11,366
819	Vivendi SA	21,605

		711,967

SHARES	SECURITY DESCRIPTION	VALUE($)

	Germany — 9.6%
117	adidas AG	28,757
40	Allianz SE (Registered)	9,468
202	BASF SE	21,015
552	Bayer AG (Registered)	65,945
593	Brenntag AG	33,946
827	Daimler AG (Registered)	65,046
705	Deutsche Bank AG (Registered)	9,644
266	Deutsche Boerse AG	35,724
1,096	Deutsche Post AG (Registered)	47,555
2,175	Deutsche Telekom AG (Registered)	38,068
118	HeidelbergCement AG	11,567
339	Henkel AG & Co. KGaA (Preference)	43,142
1,086	Infineon Technologies AG	27,802
64	Linde AG (a)	14,133
709	SAP SE	78,754
255	Siemens AG (Registered)	32,439

		563,005

	Hong Kong — 2.1%
6,284	AIA Group Ltd.	56,165
2,900	CK Asset Holdings Ltd.	25,037
3,399	CK Hutchison Holdings Ltd.	40,195
254	I-CABLE Communications Ltd. (a)	5

		121,402

	Ireland — 0.6%
329	Ryanair Holdings plc, ADR (a)	36,147

	Israel — 0.2%
657	Teva Pharmaceutical Industries Ltd., ADR	11,816

	Italy — 2.7%
1,953	Assicurazioni Generali SpA	39,405
10,495	Enel SpA	66,575
24,023	Telecom Italia SpA (a)	23,698
1,339	UniCredit SpA	29,024

		158,702

	Japan — 23.9%
419	Asahi Group Holdings Ltd.	21,201
1,127	Bridgestone Corp.	47,120
136	Central Japan Railway Co.	27,312
2,257	Daicel Corp.	26,036
442	Daikin Industries Ltd.	51,667
1,335	DMG Mori Co. Ltd.	24,938
316	Electric Power Development Co. Ltd.	8,591
2,150	Hitachi Ltd.	15,692
1,611	Honda Motor Co. Ltd.	55,382
846	Japan Airlines Co. Ltd.	33,379
1,100	Japan Tobacco, Inc.	29,564
579	Kao Corp.	41,586
602	KDDI Corp.	16,157

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	51

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stock — continued
	Japan — continued
26	Keyence Corp.	15,793
691	Kyowa Hakko Kirin Co. Ltd.	14,956
897	Kyushu Electric Power Co., Inc.	11,109
869	Mabuchi Motor Co. Ltd.	43,639
2,087	Marui Group Co. Ltd.	43,317
1,996	Mitsubishi Corp.	55,035
10,130	Mitsubishi UFJ Financial Group, Inc.	67,881
1,335	NGK Spark Plug Co. Ltd.	34,235
43	Nintendo Co. Ltd.	17,858
715	Nippon Telegraph & Telephone Corp.	33,916
544	Nomura Research Institute Ltd.	28,024
586	Olympus Corp.	21,863
492	Otsuka Corp.	22,775
831	Otsuka Holdings Co. Ltd.	43,421
2,578	Panasonic Corp.	38,168
4,454	Renesas Electronics Corp. (a)	46,463
1,137	Seven & i Holdings Co. Ltd.	50,097
382	Sony Corp.	17,827
1,779	Sumitomo Electric Industries Ltd.	27,235
1,226	Sumitomo Mitsui Financial Group, Inc.	51,085
2,115	T&D Holdings, Inc.	35,918
769	Tokio Marine Holdings, Inc.	36,309
544	Tokyo Gas Co. Ltd.	14,590
2,226	Tokyu Corp.	37,358
3,863	Toray Industries, Inc.	36,057
1,379	Toyota Motor Corp.	90,438
442	West Japan Railway Co.	31,227
1,208	Yamato Holdings Co. Ltd.	31,048

		1,396,267

	Luxembourg — 0.5%
903	ArcelorMittal	30,607

	Malta — 0.0% (g)
449	BGP Holdings Beneficial (a) (bb)	—	(h)

	Netherlands — 6.2%
377	Akzo Nobel NV	34,178
227	ASML Holding NV	43,127
286	Heineken NV	30,115
3,799	ING Groep NV	64,021
814	Koninklijke Philips NV	34,435
1,833	Royal Dutch Shell plc, Class A	63,773
2,530	Royal Dutch Shell plc, Class B	90,317

		359,966

	Singapore — 1.3%
1,585	DBS Group Holdings Ltd.	36,572
1,598	United Overseas Bank Ltd.	36,186

		72,758

SHARES	SECURITY DESCRIPTION	VALUE($)

	Spain — 3.4%
4,809	Banco Santander SA	31,069
6,897	Bankia SA	30,259
8,630	Iberdrola SA	66,675
1,584	Industria de Diseno Textil SA	49,089
2,317	Telefonica SA	23,615

		200,707

	Sweden — 0.6%
3,116	Svenska Handelsbanken AB, Class A	34,747

	Switzerland — 8.6%
377	Cie Financiere Richemont SA (Registered)	35,843
1,702	Credit Suisse Group AG (Registered) (a)	28,704
633	Ferguson plc	48,458
100	LafargeHolcim Ltd. (Registered) (a)	5,557
728	LafargeHolcim Ltd. (Registered) (a)	40,468
1,419	Nestle SA (Registered)	109,943
751	Novartis AG (Registered)	57,817
396	Roche Holding AG	88,042
376	Swiss Re AG	35,831
1,947	UBS Group AG (Registered) (a)	32,684
50	Zurich Insurance Group AG (a)	15,918

		499,265

	United Kingdom — 14.1%
2,493	3i Group plc	32,186
234	AstraZeneca plc	16,383
4,812	Aviva plc	34,960
1,999	Barratt Developments plc	15,332
7,558	BP plc	56,142
1,564	British American Tobacco plc	85,801
1,155	Burberry Group plc	29,015
171	Diageo plc	6,084
3,668	Dixons Carphone plc	10,229
2,703	GlaxoSmithKline plc	54,211
6,518	HSBC Holdings plc	64,895
474	InterContinental Hotels Group plc	29,902
12,036	ITV plc	25,040
31,325	Lloyds Banking Group plc	27,784
2,485	Prudential plc	63,896
855	Rio Tinto Ltd.	50,899
204	Rio Tinto plc	11,134
4,561	Standard Chartered plc	47,905
7,812	Taylor Wimpey plc	20,573
371	TechnipFMC plc	12,159
604	Unilever NV, CVA	34,613
26,707	Vodafone Group plc	77,937
220	Whitbread plc	12,931

		820,011

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

SHARES		SECURITY DESCRIPTION	VALUE($)
	Common Stock — continued
		United States — 0.9%
	938	Shire plc	49,974

		Total Common Stocks (Cost $5,261,949)	5,591,219

PRINCIPAL AMOUNT($)
	Corporate Bond — 0.0% (g)
		Materials — 0.0% (g)
		Metals & Mining — 0.0% (g)
BRL	11	Vale SA, Series A6, 0.00%, (d) (x) (y) (aa) (bb) (Cost $—)	—	(h)

SHARES
	Short-Term Investment — 3.6%
		Investment Company — 3.6%
	211,220	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.58% (b) (l) (Cost $211,220)	211,220

		Total Investments — 99.4% (Cost $5,473,169)	5,802,439
		Other Assets in Excess of Liabilities — 0.6%	34,126

		NET ASSETS — 100.0%	$5,836,565

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	12.7%
Pharmaceuticals	7.5
Insurance	6.7
Oil, Gas & Consumable Fuels	5.1
Automobiles	4.5
Chemicals	3.9
Metals & Mining	3.1
Beverages	3.0
Capital Markets	2.6
Electric Utilities	2.5
Trading Companies & Distributors	2.4
Diversified Telecommunication Services	2.1
Semiconductors & Semiconductor Equipment	2.0
Tobacco	2.0
Food Products	1.9
Auto Components	1.9
Electrical Equipment	1.8
Software	1.7
Road & Rail	1.6
Wireless Telecommunication Services	1.6
Textiles, Apparel & Luxury Goods	1.6
Household Durables	1.6
Machinery	1.6
IT Services	1.4
Hotels, Restaurants & Leisure	1.4
Air Freight & Logistics	1.4
Food & Staples Retailing	1.3
Personal Products	1.3
Industrial Conglomerates	1.2
Airlines	1.2
Biotechnology	1.2
Equity Real Estate Investment Trusts (REITs)	1.1
Specialty Retail	1.0
Construction Materials	1.0
Aerospace & Defense	1.0
Health Care Equipment & Supplies	1.0
Others (each less than 1.0%)	5.5
Short-Term Investment	3.6

Futures contracts outstanding as of April 30, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	2,004	06/2018	EUR	83,831	3,885
FTSE 100 Index	532	06/2018	GBP	54,541	3,028
TOPIX Index	397	06/2018	JPY	64,379	2,439

					9,352

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	53

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 96.3%
	Australia — 2.6%
675	BHP Billiton plc	14,401

	Austria — 2.9%
77	ams AG (a)	6,332
208	Erste Group Bank AG (a)	10,180

		16,512

	Brazil — 2.5%
968	Itau Unibanco Holding SA (Preference)	14,052

	Canada — 2.7%
192	Alimentation Couche-Tard, Inc., Class B	8,291
90	Canadian National Railway Co.	6,945

		15,236

	China — 8.9%
3,094	China Overseas Land & Investment Ltd.	10,367
7,713	CNOOC Ltd.	13,048
614	CNOOC Ltd.	1,027
235	JD.com, Inc., ADR (a)	8,596
1,761	Ping An Insurance Group Co. of China Ltd., Class H	17,203

		50,241

	Denmark — 1.0%
124	Novo Nordisk A/S, Class B	5,823

	Finland — 1.4%
382	Wartsila OYJ Abp	8,104

	France — 3.9%
200	Accor SA	11,329
90	Safran SA	10,563

		21,892

	Germany — 9.9%
98	Bayer AG (Registered)	11,735
52	Continental AG	13,813
183	Delivery Hero AG, Reg. S (a) (e)	8,708
72	Linde AG (a)	15,957
109	Zalando SE, Reg. S (a) (e)	5,611

		55,824

	Hong Kong — 5.9%
1,935	AIA Group Ltd.	17,297
1,888	CK Asset Holdings Ltd.	16,295

		33,592

	India — 3.2%
186	HDFC Bank Ltd., ADR	17,801

SHARES	SECURITY DESCRIPTION	VALUE($)

	Indonesia — 2.2%
7,945	Bank Central Asia Tbk. PT	12,563

	Japan — 8.6%
36	FANUC Corp.	7,626
344	Komatsu Ltd.	11,737
395	Kubota Corp.	6,658
626	ORIX Corp.	10,971
115	Shin-Etsu Chemical Co. Ltd.	11,530

		48,522

	Netherlands — 8.9%
50	ASML Holding NV	9,593
800	ING Groep NV	13,478
189	NN Group NV	9,069
523	Royal Dutch Shell plc, Class A	18,310

		50,450

	South Africa — 2.1%
50	Naspers Ltd., Class N	12,119

	South Korea — 4.8%
69	Hyundai Motor Co.	10,237
6	Samsung Electronics Co. Ltd., Reg. S, GDR	7,228
8	Samsung Electronics Co. Ltd., Reg. S, GDR	9,681

		27,146

	Spain — 2.0%
1,395	Banco Bilbao Vizcaya Argentaria SA	11,288

	Switzerland — 9.6%
108	Cie Financiere Richemont SA (Registered)	10,264
149	Ferguson plc	11,404
2,578	Glencore plc (a)	12,416
195	LafargeHolcim Ltd. (Registered) (a)	10,816
555	UBS Group AG (Registered) (a)	9,311

		54,211

	United Kingdom — 13.2%
2,041	Aviva plc	14,826
238	British American Tobacco plc	13,052
414	RELX NV	8,810
496	Smith & Nephew plc	9,492
276	Unilever NV, CVA	15,821
730	WPP plc	12,525

		74,526

	Total Common Stocks (Cost $508,334)	544,303

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.2%
	Investment Company — 3.2%
18,009	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.58% (b) (l) (Cost $18,009)	18,009

	Total Investments — 99.5% (Cost $526,343)	562,312
	Other Assets in Excess of Liabilities — 0.5%	3,104

	NET ASSETS — 100.0%	$565,416

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	14.1%
Insurance	10.4
Machinery	6.1
Oil, Gas & Consumable Fuels	5.8
Chemicals	4.9
Metals & Mining	4.8
Real Estate Management & Development	4.7
Media	4.4
Pharmaceuticals	3.1
Technology Hardware, Storage & Peripherals	3.0
Semiconductors & Semiconductor Equipment	2.8
Personal Products	2.8
Internet & Direct Marketing Retail	2.5
Auto Components	2.5
Tobacco	2.3
Trading Companies & Distributors	2.0
Hotels, Restaurants & Leisure	2.0
Diversified Financial Services	2.0
Construction Materials	1.9
Aerospace & Defense	1.9
Textiles, Apparel & Luxury Goods	1.8
Automobiles	1.8
Health Care Equipment & Supplies	1.7
Capital Markets	1.7
Professional Services	1.6
Internet Software & Services	1.5
Food & Staples Retailing	1.5
Road & Rail	1.2
Short-Term Investment	3.2

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	55

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 98.9%
	Australia — 3.1%
815	Australia & New Zealand Banking Group Ltd.	16,392
1,109	Goodman Group	7,543

		23,935

	Austria — 1.3%
203	Erste Group Bank AG (a)	9,940

	Belgium — 2.1%
103	Anheuser-Busch InBev SA/NV	10,278
63	KBC Group NV	5,443

		15,721

	Canada — 1.3%
228	TransCanada Corp.	9,669

	China — 0.6%
2,536	CNOOC Ltd.	4,290

	Finland — 0.9%
1,029	Outokumpu OYJ	6,661

	France — 15.3%
105	Air Liquide SA	13,611
79	Airbus SE	9,250
582	AXA SA	16,633
223	BNP Paribas SA	17,197
110	Renault SA	11,927
127	Sanofi	10,019
139	Schneider Electric SE (a)	12,608
393	TOTAL SA	24,700

		115,945

	Germany — 7.1%
28	BASF SE	2,956
51	Bayer AG (Registered)	6,108
105	Brenntag AG	6,012
161	Daimler AG (Registered)	12,631
52	Deutsche Boerse AG	6,942
32	HeidelbergCement AG	3,098
175	Infineon Technologies AG	4,482
92	Siemens AG (Registered)	11,624

		53,853

	Ireland — 0.9%
61	Ryanair Holdings plc, ADR (a)	6,743

	Israel — 0.2%
98	Teva Pharmaceutical Industries Ltd., ADR	1,763

	Italy — 3.9%
2,467	Enel SpA	15,647
2,178	Intesa Sanpaolo SpA	8,285

SHARES	SECURITY DESCRIPTION	VALUE($)

	Italy — continued
5,733	Telecom Italia SpA (a)	5,655

		29,587

	Japan — 24.4%
260	Bridgestone Corp.	10,877
76	Daikin Industries Ltd.	8,901
276	DMG Mori Co. Ltd.	5,157
496	Honda Motor Co. Ltd.	17,066
159	Japan Airlines Co. Ltd.	6,267
317	Japan Tobacco, Inc.	8,513
131	Mabuchi Motor Co. Ltd.	6,566
233	Marui Group Co. Ltd.	4,828
433	Mitsubishi Corp.	11,949
2,809	Mitsubishi UFJ Financial Group, Inc.	18,822
236	Mitsui Fudosan Co. Ltd.	6,038
310	NGK Spark Plug Co. Ltd.	7,953
284	Nippon Telegraph & Telephone Corp.	13,477
137	Otsuka Corp.	6,330
323	Panasonic Corp.	4,784
200	Renesas Electronics Corp. (a)	2,088
327	Sumitomo Electric Industries Ltd.	4,998
160	Sumitomo Mitsui Financial Group, Inc.	6,685
266	Sumitomo Mitsui Trust Holdings, Inc.	11,289
354	T&D Holdings, Inc.	6,006
338	Tokyu Corp.	5,669
68	Toyota Motor Corp.	4,479
238	Yamato Holdings Co. Ltd.	6,124

		184,866

	Luxembourg — 0.9%
199	ArcelorMittal	6,742

	Netherlands — 8.5%
62	Akzo Nobel NV	5,634
795	ING Groep NV	13,398
153	NN Group NV	7,320
1,088	Royal Dutch Shell plc, Class A	37,855

		64,207

	Norway — 0.4%
553	Norsk Hydro ASA	3,453

	Singapore — 1.5%
490	DBS Group Holdings Ltd.	11,305

	South Korea — 0.7%
2	Samsung Electronics Co. Ltd. (bb)	5,161

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Spain — 3.3%
367	Banco Santander SA	2,371
1,802	Bankia SA	7,909
1,913	Iberdrola SA	14,780

		25,060

	Sweden — 1.0%
677	Svenska Handelsbanken AB, Class A	7,546

	Switzerland — 8.1%
515	Credit Suisse Group AG (Registered) (a)	8,685
78	Ferguson plc	6,003
148	LafargeHolcim Ltd. (Registered) (a)	8,201
129	Novartis AG (Registered)	9,917
31	Roche Holding AG	6,792
87	Swiss Re AG	8,333
124	UBS Group AG (Registered) (a)	2,075
35	Zurich Insurance Group AG (a)	11,059

		61,065

	United Kingdom — 12.4%
683	Barratt Developments plc	5,238
221	GlaxoSmithKline plc	4,431

1,355	HSBC Holdings plc	13,486
62	InterContinental Hotels Group plc	3,893
3,158	ITV plc	6,570
2,480	Lloyds Banking Group plc	2,199
529	Prudential plc	13,594
224	Rio Tinto plc	12,190
1,063	Standard Chartered plc	11,166
178	TechnipFMC plc	5,829
5,290	Vodafone Group plc	15,439

		94,035

	United States — 1.0%
138	Shire plc	7,324

	Total Common Stocks (Cost $663,671)	748,871

	Total Investments — 98.9% (Cost $663,671)	748,871
	Other Assets in Excess of Liabilities — 1.1%	8,558

	NET ASSETS — 100.0%	$757,429

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	21.8%
Oil, Gas & Consumable Fuels	10.2
Insurance	8.4
Automobiles	6.2
Pharmaceuticals	5.2
Electric Utilities	4.1
Metals & Mining	3.9
Trading Companies & Distributors	3.2
Auto Components	3.2
Chemicals	3.0
Electrical Equipment	2.6
Diversified Telecommunication Services	2.5
Capital Markets	2.4
Wireless Telecommunication Services	2.1
Airlines	1.7
Industrial Conglomerates	1.5
Construction Materials	1.5
Beverages	1.4
Household Durables	1.3
Aerospace & Defense	1.2
Building Products	1.2
Tobacco	1.1
Equity Real Estate Investment Trusts (REITs)	1.0
Biotechnology	1.0
Others (each less than 1.0%)	8.3

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	57

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

(Amounts in thousands)

Forward foreign currency exchange contracts outstanding as of April 30, 2018:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
JPY	412,671	USD	3,779	Australia & New Zealand Banking Group Ltd.	5/25/2018	1
USD	7,967	CAD	10,186	HSBC Bank, N.A.	5/25/2018	30
USD	4,763	CHF	4,642	Deutsche Bank AG	5/25/2018	69
USD	59,555	EUR	48,598	Citibank, NA	5/25/2018	766
USD	3,538	GBP	2,536	Merrill Lynch International	5/25/2018	44
USD	1,586	JPY	171,416	Barclays Bank plc	5/25/2018	16
USD	4,308	JPY	462,670	Deutsche Bank AG	5/25/2018	69
Total unrealized appreciation						995
AUD	32,320	USD	24,911	Australia & New Zealand Banking Group Ltd.	5/25/2018	(578)
CHF	1,530	USD	1,562	Union Bank of Switzerland AG	5/25/2018	(15)
DKK	40,063	USD	6,593	Standard Chartered Bank	5/25/2018	(88)
EUR	5,681	USD	6,950	State Street Corp.	5/25/2018	(78)
GBP	10,043	USD	14,038	Barclays Bank plc	5/25/2018	(197)
GBP	2,229	USD	3,116	Morgan Stanley	5/25/2018	(44)
HKD	156,052	USD	19,902	Credit Suisse International	5/25/2018	(6)
NOK	16,261	USD	2,068	HSBC Bank, N.A.	5/25/2018	(40)
SEK	33,112	USD	3,913	Standard Chartered Bank	5/25/2018	(125)
SGD	1,976	USD	1,494	Credit Suisse International	5/25/2018	(3)
USD	2,807	SGD	3,721	HSBC Bank, N.A.	5/25/2018	— (h)
Total unrealized depreciation						(1,174)
Net unrealized depreciation						(179)

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 97.6%
	Australia — 6.9%
1,410	Aristocrat Leisure Ltd.	28,293
2,106	BlueScope Steel Ltd.	25,883
700	carsales.com Ltd.	7,518
352	CIMIC Group Ltd.	11,970
1,348	Computershare Ltd.	17,149
1,126	CSR Ltd.	4,752
2,190	Fortescue Metals Group Ltd.	7,431
456	Macquarie Group Ltd.	37,115
3,184	Metcash Ltd.	8,594
272	Monadelphous Group Ltd.	3,293
2,958	Nine Entertainment Co. Holdings Ltd.	5,238
1,402	Northern Star Resources Ltd.	6,693
5,455	Qantas Airways Ltd.	23,593
1,969	Regis Resources Ltd.	6,948
11,898	South32 Ltd.	33,018
1,789	St Barbara Ltd.	5,707
4,940	Whitehaven Coal Ltd.	17,035

		250,230

	Austria — 1.2%
258	Erste Group Bank AG (a)	12,606
511	OMV AG	31,679

		44,285

	Belgium — 1.5%
284	bpost SA	6,240
400	KBC Group NV	34,758
177	UCB SA	13,293

		54,291

	China — 0.8%
5,516	BOC Hong Kong Holdings Ltd.	28,513

	Denmark — 3.3%
794	Danske Bank A/S	27,630
124	Dfds A/S	7,740
198	Jyske Bank A/S (Registered)	11,870
983	Novo Nordisk A/S, Class B	46,218
168	Royal Unibrew A/S	11,103
263	Sydbank A/S	9,712
140	Topdanmark A/S	6,580

		120,853

	Finland — 2.3%
398	Neste OYJ	33,507
269	Sampo OYJ, Class A	14,565
1,024	UPM-Kymmene OYJ	36,529

		84,601

SHARES	SECURITY DESCRIPTION	VALUE($)

	France — 6.6%
107	Arkema SA	13,978
190	BNP Paribas SA	14,662
269	Capgemini SE	37,068
209	Cie Generale des Etablissements Michelin SCA	29,334
212	Eiffage SA	25,223
103	Eurazeo SA	9,008
379	Faurecia SA	30,932
1,572	Natixis SA	12,910
155	Pernod Ricard SA	25,725
76	Sanofi	5,996
40	Sopra Steria Group	8,550
76	TOTAL SA	4,784
225	Vinci SA	22,487

		240,657

	Germany — 7.5%
238	Allianz SE (Registered)	56,314
1,003	Aroundtown SA	8,026
202	Aurubis AG	18,047
78	CANCOM SE	9,176
334	Covestro AG, Reg. S (e)	30,334
750	Deutsche Lufthansa AG (Registered)	21,813
494	Deutsche Post AG (Registered)	21,420
191	Jenoptik AG	6,921
155	Rheinmetall AG	20,210
145	Siltronic AG	23,259
150	Software AG	7,381
1,355	TUI AG	30,651
637	Uniper SE	19,691

		273,243

	Hong Kong — 1.7%
2,756	CK Asset Holdings Ltd.	23,793
234	Hang Seng Bank Ltd.	5,922
883	Kerry Properties Ltd.	4,219
13,942	WH Group Ltd., Reg. S (e)	14,433
10,208	Xinyi Glass Holdings Ltd. (a)	14,675

		63,042

	Italy — 1.1%
5,644	Enel SpA	35,802
258	ERG SpA	6,190

		41,992

	Japan — 23.3%
133	Aisin Seiki Co. Ltd.	7,221
86	Azbil Corp.	4,021
426	Bridgestone Corp.	17,825

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	59

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Japan — continued
672	Brother Industries Ltd.	14,421
132	Canon Marketing Japan, Inc.	2,871
116	Central Japan Railway Co.	23,245
72	FCC Co. Ltd.	2,039
1,943	Fuji Electric Co. Ltd.	13,858
461	FUJIFILM Holdings Corp.	18,548
644	Haseko Corp.	10,122
3,407	Hitachi Ltd.	24,866
1,232	ITOCHU Corp.	24,634
1,838	Kajima Corp.	17,707
981	Kansai Electric Power Co., Inc. (The)	13,731
505	KDDI Corp.	13,559
162	KH Neochem Co. Ltd.	4,884
869	Kirin Holdings Co. Ltd.	24,378
195	Koito Manufacturing Co. Ltd.	13,017
811	K’s Holdings Corp.	11,691
194	Kurita Water Industries Ltd.	6,269
782	Leopalace21 Corp.	6,784
65	Mandom Corp.	2,336
2,411	Marubeni Corp.	18,109
93	Meitec Corp.	5,116
1,274	Mitsubishi Chemical Holdings Corp.	12,051
659	Mitsubishi Corp.	18,178
903	Mitsubishi Electric Corp.	13,848
346	Mitsubishi Gas Chemical Co., Inc.	8,104
4,201	Mitsubishi UFJ Financial Group, Inc.	28,150
880	Mitsubishi UFJ Lease & Finance Co. Ltd.	5,595
1,142	Mitsui & Co. Ltd.	20,579
514	Mitsui Chemicals, Inc.	14,732
258	Nichias Corp.	3,268
172	Nihon Unisys Ltd.	3,578
1,068	Nippon Light Metal Holdings Co. Ltd.	2,855
361	Nippon Telegraph & Telephone Corp.	17,122
384	Nomura Real Estate Holdings, Inc.	9,495
919	NTT DOCOMO, Inc.	23,741
1,520	Obayashi Corp.	17,500
1,752	Oji Holdings Corp.	12,325
181	Open House Co. Ltd.	10,054
1,048	ORIX Corp.	18,372
1,412	Penta-Ocean Construction Co. Ltd.	11,125
101	Sankyu, Inc.	4,918
187	SCREEN Holdings Co. Ltd.	15,312
1,462	Shimizu Corp.	14,463
819	Showa Shell Sekiyu KK	11,565
386	Sompo Holdings, Inc.	16,158
578	Sony Corp.	27,010

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — continued
520	Sumitomo Bakelite Co. Ltd.	4,690
1,150	Sumitomo Corp.	20,641
485	Sumitomo Mitsui Financial Group, Inc.	20,193
374	Taisei Corp.	20,192
176	Takasago Thermal Engineering Co. Ltd.	3,327
492	Tokai Tokyo Financial Holdings, Inc.	3,562
110	Tokyo Electron Ltd.	21,203
137	Tokyo Seimitsu Co. Ltd.	5,211
1,055	Tokyu Fudosan Holdings Corp.	8,305
255	Toyota Boshoku Corp.	5,362
860	Toyota Motor Corp.	56,359
201	TS Tech Co. Ltd.	8,149
247	Ulvac, Inc.	13,186
553	Yamaha Motor Co. Ltd.	17,695

		849,425

	Luxembourg — 0.9%
934	ArcelorMittal	31,640

	Netherlands — 8.2%
1,029	ABN AMRO Group NV, Reg. S, CVA (e)	31,916
632	ASR Nederland NV	29,822
211	BE Semiconductor Industries NV	14,562
206	Euronext NV, Reg. S (e)	14,732
242	EXOR NV	17,961
2,138	ING Groep NV	36,023
1,481	Koninklijke Ahold Delhaize NV	35,717
689	Philips Lighting NV, Reg. S (e)	20,964
1,962	Royal Dutch Shell plc, Class B	70,024
503	Wolters Kluwer NV	27,206

		298,927

	Norway — 1.6%
752	DNB ASA	14,070
121	Kongsberg Gruppen ASA (a)	2,964
193	Salmar ASA	8,975
1,432	Telenor ASA	31,693

		57,702

	Portugal — 0.3%
589	Galp Energia SGPS SA	11,314

	Singapore — 2.7%
1,942	DBS Group Holdings Ltd.	44,797
4,044	Oversea-Chinese Banking Corp. Ltd.	41,765
746	Venture Corp. Ltd.	11,673

		98,235

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Spain — 1.8%
315	ACS Actividades de Construccion y Servicios SA	13,270
113	Aena SME SA, Reg. S (e)	23,348
246	Amadeus IT Group SA	17,913
623	Repsol SA	11,897

		66,428

	Sweden — 3.6%
836	Electrolux AB, Series B	22,006
981	Fabege AB	11,290
257	Hemfosa Fastigheter AB	3,179
1,794	Sandvik AB	30,581
470	Swedbank AB, Class A	10,201
618	Swedish Match AB	27,738
1,477	Volvo AB, Class B	25,038

		130,033

	Switzerland — 9.0%
338	Adecco Group AG (Registered)	22,388
155	Baloise Holding AG (Registered)	24,640
8	Barry Callebaut AG (Registered)	15,071
16	Bucher Industries AG (Registered)	6,009
11	Georg Fischer AG (Registered)	13,700
157	Julius Baer Group Ltd. (a)	9,303
415	Nestle SA (Registered)	32,131
874	Novartis AG (Registered)	67,244
98	Oriflame Holding AG	4,659
39	Partners Group Holding AG	28,243
260	Roche Holding AG	57,784
4	Sika AG	26,921
607	STMicroelectronics NV	13,261
94	Sunrise Communications Group AG, Reg. S (a) (e)	7,343

		328,697

	United Kingdom — 13.3%
1,857	3i Group plc	23,969
3,224	Barratt Developments plc	24,724
200	Bellway plc	9,123
288	Berkeley Group Holdings plc	16,142
401	Bovis Homes Group plc	6,823
379	BP plc	2,812
83	British American Tobacco plc	4,573
180	Computacenter plc	3,130
186	Diageo plc	6,619
1,147	Fiat Chrysler Automobiles NV (a)	25,487
518	GlaxoSmithKline plc	10,389
1,897	HSBC Holdings plc	18,888

SHARES	SECURITY DESCRIPTION	VALUE($)

	United Kingdom — continued
992	Ibstock plc, Reg. S (e)	4,054
1,307	Indivior plc (a)	8,092
3,214	International Consolidated Airlines Group SA	27,779
154	J D Wetherspoon plc	2,471
9,082	Legal & General Group plc	33,637
39,800	Lloyds Banking Group plc	35,301
247	Next plc	17,830
896	Persimmon plc	33,457
607	Prudential plc	15,606
3,059	Redrow plc	26,358
932	Rio Tinto plc	50,772
422	Savills plc	5,688
264	Schroders plc	11,948
11,342	Tesco plc	36,737
3,356	Thomas Cook Group plc	5,699
270	Unilever NV, CVA	15,463

		483,571

	Total Common Stocks (Cost $3,202,703)	3,557,679

Short-Term Investment — 1.7%
	Investment Company — 1.7%
62,726	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.58% (b) (l) (Cost $62,726)	62,726

	Total Investments — 99.3% (Cost $3,265,429)	3,620,405
	Other Assets in Excess of Liabilities — 0.7%	25,863

	NET ASSETS — 100.0%	$3,646,268

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	61

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, April 30, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	11.8%
Pharmaceuticals	5.8
Insurance	5.4
Oil, Gas & Consumable Fuels	5.4
Metals & Mining	5.2
Household Durables	4.9
Construction & Engineering	4.3
Capital Markets	3.9
Auto Components	3.6
Chemicals	3.2
Semiconductors & Semiconductor Equipment	2.9
Trading Companies & Distributors	2.8
Automobiles	2.7
IT Services	2.7
Real Estate Management & Development	2.5
Machinery	2.3

INDUSTRY	PERCENTAGE
Food & Staples Retailing	2.2%
Airlines	2.0
Food Products	2.0
Beverages	1.9
Hotels, Restaurants & Leisure	1.9
Diversified Telecommunication Services	1.6
Professional Services	1.5
Diversified Financial Services	1.4
Electric Utilities	1.4
Paper & Forest Products	1.3
Electrical Equipment	1.3
Electronic Equipment, Instruments & Components	1.3
Wireless Telecommunication Services	1.0
Others (each less than 1.0%)	8.1
Short-Term Investment	1.7

Futures contracts outstanding as of April 30, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	343	06/2018	EUR	14,348	647
FTSE 100 Index	109	06/2018	GBP	11,175	775
TOPIX Index	64	06/2018	JPY	10,379	451

					1,873

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

J.P. Morgan International Equity Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2018 (Unaudited)

ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CDI	— CHESS Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Danish Krone
EUR	— Euro
FTSE	— Financial Times and the London Stock Exchange
GBP	— British Pound
GDR	— Global Depositary Receipt
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
MSCI	— Morgan Stanley Capital International
NOK	— Norwegian Krone
NVDR	— Non-Voting Depositary Receipt
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
TOPIX	— Tokyo Stock Price Index
USD	— United States Dollar

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(l)	— The rate shown is the current yield as of April 30, 2018.
(x)

—  Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of April 30, 2018.

(y)	— Security is an interest bearing note with preferred security characteristics.
(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of April 30, 2018.
(bb)	— Security has been valued using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	63

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2018 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Emerging Economies Fund		JPMorgan Emerging Markets Equity Fund		JPMorgan Global Research Enhanced Index Fund
ASSETS:
Investments in non-affiliates, at value	$2,014,369		$4,981,105		$8,149,753
Investments in affiliates, at value	69,885		112,528		173,270
Cash	4,422		927		479
Foreign currency, at value	22,379		2,967		5,403
Deposits at broker for futures contracts	—		—		5,165
Receivables:
Investment securities sold	23,556		—		8,698
Fund shares sold	366		14,482		5,300
Dividends from non-affiliates	1,717		3,388		15,801
Dividends from affiliates	73		182		192
Tax reclaims	11		5		8,225
Other assets	—		84		29

Total Assets	2,136,778		5,115,668		8,372,315

LIABILITIES:
Payables:
Investment securities purchased	49,487		15,907		50,572
Fund shares redeemed	113		2,848		2,603
Variation margin on futures contracts	—		—		326
Accrued liabilities:
Investment advisory fees	1,047		3,015		1,129
Administration fees	—		—		410
Distribution fees	35		142		—
Service fees	36		277		33
Custodian and accounting fees	324		553		78
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)	—	(a)
Deferred foreign capital gains tax	845		4,279		—
Audit fees	51		54		48
Printing and mailing cost	25		104		36
Other	24		68		23

Total Liabilities	51,987		27,247		55,258

Net Assets	$2,084,791		$5,088,421		$8,317,057

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

	JPMorgan Emerging Economies Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Global Research Enhanced Index Fund
NET ASSETS:
Paid-in-Capital	$1,736,750	$3,799,111	$6,410,341
Accumulated undistributed (distributions in excess of) net investment income	5,413	3,706	42,191
Accumulated net realized gains (losses)	902	(74,615)	182,770
Net unrealized appreciation (depreciation)	341,726	1,360,219	1,681,755

Total Net Assets	$2,084,791	$5,088,421	$8,317,057

Net Assets:
Class A	$159,665	$507,374	$—
Class C	2,857	58,183	—
Class I	64,309	888,178	470,695
Class L	—	541,498	—
Class R2	—	45	—
Class R3	—	389	—
Class R4	—	21	—
Class R5	353	2,343	—
Class R6	1,857,607	3,090,390	7,846,362

Total	$2,084,791	$5,088,421	$8,317,057

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	10,878	17,911	—
Class C	196	2,116	—
Class I	4,325	30,617	20,873
Class L	—	18,535	—
Class R2	—	1	—
Class R3	—	14	—
Class R4	—	1	—
Class R5	24	80	—
Class R6	125,584	105,955	351,600

Net Asset Value (a):
Class A — Redemption price per share	$14.68	$28.33	$—
Class C — Offering price per share (b)	14.58	27.49	—
Class I — Offering and redemption price per share	14.87	29.01	22.55
Class L — Offering and redemption price per share	—	29.22	—
Class R2 — Offering and redemption price per share	—	28.23	—
Class R3 — Offering and redemption price per share	—	28.26	—
Class R4 — Offering and redemption price per share	—	28.98	—
Class R5 — Offering and redemption price per share	15.01	29.18	—
Class R6 — Offering and redemption price per share	14.79	29.17	22.32
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$15.49	$29.90	$—

Cost of investments in non-affiliates	$1,671,547	$3,616,481	$6,466,044
Cost of investments in affiliates	69,885	112,528	173,270
Cost of foreign currency	22,311	2,924	5,449

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	65

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2018 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Global Unconstrained Equity Fund		JPMorgan International Equity Fund	JPMorgan International Equity Income Fund
ASSETS:
Investments in non-affiliates, at value	$5,055		$4,454,742	$196,311
Investments in affiliates, at value	56		52,920	3,844
Cash	48		548	20
Foreign currency, at value	2		410	346
Receivables:
Investment securities sold	116		20,175	3,170
Fund shares sold	12		845	236
Dividends from non-affiliates	4		17,908	829
Dividends from affiliates	—	(a)	94	5
Tax reclaims	15		7,866	475
Due from adviser	7		—	—
Other assets	28		—	—

Total Assets	5,343		4,555,508	205,236

LIABILITIES:
Payables:
Investment securities purchased	108		14,221	4,788
Fund shares redeemed	1		782	175
Accrued liabilities:
Investment advisory fees	—		1,749	60
Distribution fees	1		73	27
Service fees	1		80	28
Custodian and accounting fees	16		122	23
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	—	(a)
Audit fees	43		49	48
Printing and mailing cost	6		70	—	(a)
Other	3		10	13

Total Liabilities	179		17,156	5,162

Net Assets	$5,164		$4,538,352	$200,074

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

	JPMorgan Global Unconstrained Equity Fund	JPMorgan International Equity Fund	JPMorgan International Equity Income Fund
NET ASSETS:
Paid-in-Capital	$4,927	$3,543,983	$178,933
Accumulated undistributed (distributions in excess of) net investment income	(6)	24,538	(720)
Accumulated net realized gains (losses)	90	72,952	7,643
Net unrealized appreciation (depreciation)	153	896,879	14,218

Total Net Assets	$5,164	$4,538,352	$200,074

Net Assets:
Class A	$1,760	$271,112	$85,864
Class C	571	23,757	14,612
Class I	2,662	190,224	84,406
Class R2	21	2,158	291
Class R5	21	22,549	178
Class R6	129	4,028,552	14,723

Total	$5,164	$4,538,352	$200,074

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	105	15,088	5,108
Class C	34	1,398	876
Class I	157	10,426	5,007
Class R2	1	121	17
Class R5	1	1,234	11
Class R6	8	220,381	873

Net Asset Value (a):
Class A — Redemption price per share	$16.80	$17.97	$16.81
Class C — Offering price per share (b)	16.58	17.00	16.69
Class I — Offering and redemption price per share	16.95	18.25	16.86
Class R2 — Offering and redemption price per share	16.94	17.85	16.78
Class R5 — Offering and redemption price per share	16.90	18.28	16.87
Class R6 — Offering and redemption price per share	16.89	18.28	16.86
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$17.73	$18.97	$17.74

Cost of investments in non-affiliates	$4,902	$3,557,730	$182,093
Cost of investments in affiliates	56	52,920	3,844
Cost of foreign currency	2	413	347

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	67

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2018 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan International Research Enhanced Equity Fund	JPMorgan International Unconstrained Equity Fund	JPMorgan International Value Fund		JPMorgan Intrepid International Fund
ASSETS:
Investments in non-affiliates, at value	$5,591,219	$544,303	$748,871		$3,557,679
Investments in affiliates, at value	211,220	18,009	—		62,726
Cash	50	186	69		48
Foreign currency, at value	8,926	179	410		2,619
Deposits at broker for futures contracts	11,079	—	—		1,979
Receivables:
Investment securities sold	—	—	3,775		—
Fund shares sold	3,105	1,430	774		145
Dividends from non-affiliates	21,369	2,141	2,943		15,751
Dividends from affiliates	259	12	3		98
Tax reclaims	7,471	166	3,049		7,078
Variation margin on futures contracts	2,157	—	—		398
Unrealized appreciation on forward foreign currency exchange contracts	—	—	995		—
Other assets	—	75	—		—

Total Assets	5,856,855	566,501	760,889		3,648,521

LIABILITIES:
Payables:
Investment securities purchased	—	—	1		5
Fund shares redeemed	19,125	689	1,192		344
Unrealized depreciation on forward foreign currency exchange contracts	—	—	1,174		—
Accrued liabilities:
Investment advisory fees	715	214	313		1,499
Administration fees	246	—	8		57
Distribution fees	55	37	78		59
Service fees	33	60	92		43
Custodian and accounting fees	16	17	43		140
Trustees’ and Chief Compliance Officer’s fees	4	3	—	(a)	1
Audit fees	80	52	37		62
Printing and mailing cost	6	—	303		27
Other	10	13	219		16

Total Liabilities	20,290	1,085	3,460		2,253

Net Assets	$5,836,565	$565,416	$757,429		$3,646,268

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

	JPMorgan International Research Enhanced Equity Fund	JPMorgan International Unconstrained Equity Fund	JPMorgan International Value Fund	JPMorgan Intrepid International Fund
NET ASSETS:
Paid-in-Capital	$5,416,589	$532,105	$735,503	$3,233,432
Accumulated undistributed (distributions in excess of) net investment income	48,930	2,110	4,850	29,277
Accumulated net realized gains (losses)	32,713	(4,751)	(68,044)	26,864
Net unrealized appreciation (depreciation)	338,333	35,952	85,120	356,695

Total Net Assets	$5,836,565	$565,416	$757,429	$3,646,268

Net Assets:
Class A	$254,716	$98,563	$319,588	$192,179
Class C	—	28,055	18,860	2,062
Class I	151,836	260,396	149,553	57,550
Class L	—	—	145,751	—
Class R2	—	742	1,295	37,300
Class R5	—	4,203	70	—
Class R6	5,430,013	173,457	122,312	3,357,177

Total	$5,836,565	$565,416	$757,429	$3,646,268

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	13,479	4,665	22,228	8,683
Class C	—	1,344	1,354	92
Class I	7,942	12,178	10,157	2,501
Class L	—	—	9,948	—
Class R2	—	35	91	1,708
Class R5	—	197	5	—
Class R6	284,842	8,113	8,370	148,165

Net Asset Value (a):
Class A — Redemption price per share	$18.90	$21.13	$14.38	$22.13
Class C — Offering price per share (b)	—	20.87	13.93	22.42
Class I — Offering and redemption price per share	19.12	21.38	14.72	23.02
Class L — Offering and redemption price per share	—	—	14.65	—
Class R2 — Offering and redemption price per share	—	21.04	14.12	21.84
Class R5 — Offering and redemption price per share	—	21.37	14.59	—
Class R6 — Offering and redemption price per share	19.06	21.38	14.61	22.66
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$19.95	$22.30	$15.18	$23.36

Cost of investments in non-affiliates	$5,261,949	$508,334	$663,671	$3,202,703
Cost of investments in affiliates	211,220	18,009	—	62,726
Cost of foreign currency	8,966	179	410	2,638

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	69

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2018 (Unaudited)

(Amounts in thousands)

	JPMorgan Emerging Economies Fund		JPMorgan Emerging Markets Equity Fund		JPMorgan Global Research Enhanced Index Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$263		$—		$18
Interest income from affiliates	3		2		1
Dividend income from non-affiliates	24,145		26,846		96,864
Dividend income from affiliates	229		843		761
Foreign taxes withheld	(2,039)		(1,719)		(4,724)

Total investment income	22,601		25,972		92,920

EXPENSES:
Investment advisory fees	9,043		20,982		8,485
Administration fees	864		2,004		3,444
Distribution fees:
Class A	224		681		—
Class C	11		208		—
Class R2	—		—	(a)	—
Class R3	—		—	(a)	—
Service fees:
Class A	224		681		—
Class C	4		69		—
Class I	86		982		3,201
Class L	—		253		—
Class R2	—		—	(a)	—
Class R3	—		—	(a)	—
Class R4	—		—	(a)	—
Class R5	—	(a)	—	(a)	—
Custodian and accounting fees	708		1,264		280
Interest expense to affiliates	1		—	(a)	16
Professional fees	55		63		81
Trustees’ and Chief Compliance Officer’s fees	16		21		27
Printing and mailing costs	27		143		101
Registration and filing fees	43		138		87
Transfer agency fees (See Note 2.H.)	15		66		15
Other	17		32		57

Total expenses	11,338		27,587		15,794

Less fees waived	(3,544)		(5,677)		(4,139)
Less expense reimbursements	(4)		(9)		—

Net expenses	7,790		21,901		11,655

Net investment income (loss)	14,811		4,071		81,265

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	83,669	(b)	49,223		353,793
Investments in affiliates	—		—		36
Futures contracts	957		—		4,550
Foreign currency transactions	(28)		(329)		884

Net realized gain (loss)	84,598		48,894		359,263

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(65,327	)(c)	60,363	(d)	(165,515)
Futures contracts	(564)		—		(5,370)
Foreign currency translations	(10)		(120)		(9)

Change in net unrealized appreciation/depreciation	(65,901)		60,243		(170,894)

Net realized/unrealized gains (losses)	18,697		109,137		188,369

Change in net assets resulting from operations	$33,508		$113,208		$269,634

(a)	Amount rounds to less than 500.
(b)	Net of foreign capital gains tax of approximately $(502,000) for JPMorgan Emerging Economies Fund.
(c)	Net of change in foreign capital gains tax of approximately $394,000 for JPMorgan Emerging Economies Fund.
(d)	Net of change in foreign capital gains tax of approximately $(4,279,000) for JPMorgan Emerging Markets Equity Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

	JPMorgan Global Unconstrained Equity Fund		JPMorgan International Equity Fund	JPMorgan International Equity Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	(a)	$— (a)	$— (a)
Interest income from affiliates	—	(a)	1	— (a)
Dividend income from non-affiliates	29		53,411	4,306
Dividend income from affiliates	—		377	21
Foreign taxes withheld	(2)		(4,376)	(414)

Total investment income	27		49,413	3,913

EXPENSES:
Investment advisory fees	15		15,214	710
Administration fees	2		1,764	82
Distribution fees:
Class A	2		378	108
Class C	2		87	54
Class R2	—	(a)	6	1
Service fees:
Class A	2		378	108
Class C	—	(a)	29	18
Class I	3		208	108
Class R2	—	(a)	3	1
Class R5	—	(a)	11	— (a)
Custodian and accounting fees	22		287	42
Interest expense to affiliates	—		11	1
Professional fees	36		64	32
Trustees’ and Chief Compliance Officer’s fees	12		19	13
Printing and mailing costs	3		56	8
Registration and filing fees	36		57	32
Transfer agency fees (See Note 2.H.)	1		36	10
Other	5		33	6

Total expenses	141		18,641	1,334

Less fees waived	(19)		(6,837)	(479)
Less expense reimbursements	(109)		(7)	—

Net expenses	13		11,797	855

Net investment income (loss)	14		37,616	3,058

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	100		128,298	18,635
Investments in affiliates	—		—	1
Foreign currency transactions	(1)		(44)	(53)
Forward foreign currency exchange contracts	—		—	(360)

Net realized gain (loss)	99		128,254	18,223

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(58)		(78,850)	(14,592)
Foreign currency translations	—	(a)	(209)	(5)
Forward foreign currency exchange contracts	—		—	328

Change in net unrealized appreciation/depreciation	(58)		(79,059)	(14,269)

Net realized/unrealized gains (losses)	41		49,195	3,954

Change in net assets resulting from operations	$55		$86,811	$7,012

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	71

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2018 (Unaudited) (continued)

(Amounts in thousands)

	JPMorgan International Research Enhanced Equity Fund	JPMorgan International Unconstrained Equity Fund		JPMorgan International Value Fund		JPMorgan Intrepid International Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$53	$—	(a) $	—	(a)	$16
Interest income from affiliates	47	—	(a)	—	(a)	— (a)
Dividend income from non-affiliates	84,372	4,750		13,142		56,782
Dividend income from affiliates	1,133	83		47		453
Foreign taxes withheld	(7,467)	(338)		(1,160)		(5,524)

Total investment income	78,138	4,495		12,029		51,727

EXPENSES:
Investment advisory fees	5,538	1,654		2,369		10,329
Administration fees	2,248	192		321		1,397
Distribution fees:
Class A	365	107		399		283
Class C	—	86		74		7
Class R2	—	1		4		38
Service fees:
Class A	365	107		399		283
Class C	—	29		25		2
Class I	1,358	253		203		71
Class L	—	—		85		—
Class R2	—	—	(a)	2		19
Class R5	—	1		—	(a)	—
Custodian and accounting fees	292	57		66		262
Interest expense to affiliates	21	—	(a)	1		10
Professional fees	104	34		50		65
Trustees’ and Chief Compliance Officer’s fees	25	15		14		18
Printing and mailing costs	121	12		125		36
Registration and filing fees	87	64		53		51
Transfer agency fees (See Note 2.H.)	43	11		16		31
Other	38	7		18		31

Total expenses	10,605	2,630		4,224		12,933

Less fees waived	(2,782)	(837)		(991)		(2,881)
Less expense reimbursements	—	—	(a)	—	(a)	(5)

Net expenses	7,823	1,793		3,233		10,047

Net investment income (loss)	70,315	2,702		8,796		41,680

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	38,798	(1,572)		4,226		32,730
Futures contracts	18,438	76		—		(4,351)
Foreign currency transactions	1,138	17		42		247
Forward foreign currency exchange contracts	—	—		(1,685)		—

Net realized gain (loss)	58,374	(1,479)		2,583		28,626

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	10,733	(4,496)		12,906		(32,775)
Futures contracts	727	—		—		1,333
Foreign currency translations	(326)	(18)		164		(152)
Forward foreign currency exchange contracts	—	—		(349)		—

Change in net unrealized appreciation/depreciation	11,134	(4,514)		12,721		(31,594)

Net realized/unrealized gains (losses)	69,508	(5,993)		15,304		(2,968)

Change in net assets resulting from operations	$139,823	$(3,291)		$24,100		$38,712

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Emerging Economies Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14,811	$41,242	$4,071	$27,237
Net realized gain (loss)	84,598	158,485	48,894	(16,512)
Change in net unrealized appreciation/depreciation	(65,901)	303,356	60,243	907,407

Change in net assets resulting from operations	33,508	503,083	113,208	918,132

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(3,219)	(1,900)	(788)	(1,930)
Class C
From net investment income	(37)	(14)	(4)	(12)
Class I
From net investment income	(1,440)	(709)	(2,829)	(1,895)
Class L
From net investment income	—	—	(2,054)	(3,193)
Class R2 (a)
From net investment income	—	—	— (b)	—
Class R3 (a)
From net investment income	—	—	— (b)	—
Class R4 (a)
From net investment income	—	—	— (b)	—
Class R5
From net investment income	(8)	(23)	(1)	— (b)
Class R6
From net investment income	(39,227)	(24,949)	(16,464)	(16,962)

Total distributions to shareholders	(43,931)	(27,595)	(22,140)	(23,992)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	57,519	(217,505)	549,465	429,170

NET ASSETS:
Change in net assets	47,096	257,983	640,533	1,323,310
Beginning of period	2,037,695	1,779,712	4,447,888	3,124,578

End of period	$2,084,791	$2,037,695	$5,088,421	$4,447,888

Accumulated undistributed (distributions in excess of) net investment income	$5,413	$34,533	$3,706	$21,775

(a)	Commencement of offering of class of shares effective July 31, 2017, for JPMorgan Emerging Markets Equity Fund.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	73

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Global Research Enhanced Index Fund		JPMorgan Global Unconstrained Equity Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$81,265	$149,058	$14	$23
Net realized gain (loss)	359,263	148,203	99	185
Change in net unrealized appreciation/depreciation	(170,894)	1,306,055	(58)	212

Change in net assets resulting from operations	269,634	1,603,316	55	420

DISTRIBUTIONS TO SHAREHOLDERS:
Class A (a)
From net investment income	—	(1)	(10)	—
From net realized gains	—	—	(46)	—
Class C (a)
From net investment income	—	— (b)	(3)	—
From net realized gains	—	—	(20)	—
Class I
From net investment income	(14,541)	(155,975)	(20)	(3)
From net realized gains	—	—	(70)	—
Class R2 (a)
From net investment income	—	— (b)	— (b)	—
From net realized gains	—	—	(1)	—
Class R5
From net investment income	—	—	— (b)	—	(b)
From net realized gains	—	—	(1)	—
Class R6 (c)
From net investment income	(144,723)	—	(1)	—	(b)
From net realized gains	—	—	(5)	—

Total distributions to shareholders	(159,264)	(155,976)	(177)	(3)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(456,773)	308,814	1,737	1,460

NET ASSETS:
Change in net assets	(346,403)	1,756,154	1,615	1,877
Beginning of period	8,663,460	6,907,306	3,549	1,672

End of period	$8,317,057	$8,663,460	$5,164	$3,549

Accumulated undistributed (distributions in excess of) net investment income	$42,191	$120,190	$(6)	$14

(a)	Liquidated on August 11, 2017 for JPMorgan Global Research Enhanced Index Fund.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective November 1, 2017, for JPMorgan Global Research Enhanced Index Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

	JPMorgan International Equity Fund		JPMorgan International Equity Income Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$37,616	$66,082	$3,058	$4,955
Net realized gain (loss)	128,254	(9,296)	18,223	(181)
Change in net unrealized appreciation/depreciation	(79,059)	803,981	(14,269)	24,302

Change in net assets resulting from operations	86,811	860,767	7,012	29,076

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(4,237)	(611)	(1,440)	(2,272)
Class C
From net investment income	(224)	(22)	(200)	(346)
Class I
From net investment income	(2,341)	(394)	(1,527)	(2,676)
Class R2
From net investment income	(26)	(2)	(5)	(11)
Class R5
From net investment income	(355)	(165)	(7)	(47)
Class R6
From net investment income	(59,589)	(16,643)	(280)	(30)

Total distributions to shareholders	(66,772)	(17,837)	(3,459)	(5,382)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	511,222	(260,305)	(3,935)	42,607

NET ASSETS:
Change in net assets	531,261	582,625	(382)	66,301
Beginning of period	4,007,091	3,424,466	200,456	134,155

End of period	$4,538,352	$4,007,091	$200,074	$200,456

Accumulated undistributed (distributions in excess of) net investment income	$24,538	$53,694	$(720)	$(319)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	75

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan International Research Enhanced Equity Fund		JPMorgan International Unconstrained Equity Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$70,315	$44,850	$2,702	$2,308
Net realized gain (loss)	58,374	35,372	(1,479)	2,079
Change in net unrealized appreciation/depreciation	11,134	305,035	(4,514)	40,014

Change in net assets resulting from operations	139,823	385,257	(3,291)	44,401

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(3,017)	(1,511)	(451)	(259)
From net realized gains	(3,062)	—	—	—
Class C (a)
From net investment income	—	(227)	(86)	(67)
Class I
From net investment income	(10,260)	(32,213)	(1,315)	(257)
From net realized gains	(12,396)	—	—	—
Class R2 (a)
From net investment income	—	(254)	(2)	— (b)
Class R5
From net investment income	—	—	(1)	— (b)
Class R6 (c)
From net investment income	(42,968)	—	(1,288)	(1,980)
From net realized gains	(36,573)	—	—	—

Total distributions to shareholders	(108,276)	(34,205)	(3,143)	(2,563)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	766,316	3,352,439	214,221	206,016

NET ASSETS:
Change in net assets	797,863	3,703,491	207,787	247,854
Beginning of period	5,038,702	1,335,211	357,629	109,775

End of period	$5,836,565	$5,038,702	$565,416	$357,629

Accumulated undistributed (distributions in excess of) net investment income	$48,930	$34,860	$2,110	$2,551

(a)	Liquidated on October 9, 2017 for JPMorgan International Research Enhanced Equity Fund.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective November 1, 2017, for JPMorgan International Research Enhanced Equity Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

	JPMorgan International Value Fund		JPMorgan Intrepid International Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$8,796	$17,446	$41,680	$60,855
Net realized gain (loss)	2,583	71,880	28,626	160,672
Change in net unrealized appreciation/depreciation	12,721	107,859	(31,594)	402,080

Change in net assets resulting from operations	24,100	197,185	38,712	623,607

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(6,784)	(18,922)	(4,177)	(3,117)
Class C
From net investment income	(316)	(1,312)	(19)	(28)
Class I
From net investment income	(3,872)	(8,933)	(1,091)	(1,014)
Class L (a)
From net investment income	(4,302)	(30,468)	—	—
Class R2
From net investment income	(27)	(59)	(172)	(9)
Class R5
From net investment income	(2)	(1)	—	—
Class R6
From net investment income	(2,922)	(1,834)	(61,869)	(66,113)

Total distributions to shareholders	(18,225)	(61,529)	(67,328)	(70,281)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(42,233)	(650,089)	519,275	(92,031)

NET ASSETS:
Change in net assets	(36,358)	(514,433)	490,659	461,295
Beginning of period	793,787	1,308,220	3,155,609	2,694,314

End of period	$757,429	$793,787	$3,646,268	$3,155,609

Accumulated undistributed (distributions in excess of) net investment income	$4,850	$14,279	$29,277	$54,925

(a)	Liquidated on December 8, 2016 for JPMorgan Intrepid International Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	77

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Emerging Economies Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$25,917	$52,611	$109,978	$183,624
Distributions reinvested	3,219	1,900	781	1,872
Cost of shares redeemed	(50,480)	(60,941)	(144,381)	(181,184)

Change in net assets resulting from Class A capital transactions	$(21,344)	$(6,430)	$(33,622)	$4,312

Class C
Proceeds from shares issued	$472	$631	$14,565	$17,118
Distributions reinvested	37	14	4	12
Cost of shares redeemed	(426)	(984)	(5,712)	(17,463)

Change in net assets resulting from Class C capital transactions	$83	$(339)	$8,857	$(333)

Class I
Proceeds from shares issued	$19,745	$17,416	$337,156	$331,493
Distributions reinvested	785	360	2,460	1,623
Cost of shares redeemed	(20,315)	(22,430)	(87,627)	(109,592)

Change in net assets resulting from Class I capital transactions	$215	$(4,654)	$251,989	$223,524

Class L
Proceeds from shares issued	$—	$—	$159,286	$402,572
Distributions reinvested	—	—	1,682	2,482
Cost of shares redeemed	—	—	(56,286)	(496,701)

Change in net assets resulting from Class L capital transactions	$—	$—	$104,682	$(91,647)

Class R2 (a)
Proceeds from shares issued	$—	$—	$25	$20
Distributions reinvested	—	—	— (b)	—
Cost of shares redeemed	—	—	— (b)	—

Change in net assets resulting from Class R2 capital transactions	$—	$—	$25	$20

Class R3 (a)
Proceeds from shares issued	$—	$—	$419	$20
Distributions reinvested	—	—	— (b)	—
Cost of shares redeemed	—	—	(16)	—

Change in net assets resulting from Class R3 capital transactions	$—	$—	$403	$20

Class R4 (a)
Proceeds from shares issued	$—	$—	$33	$20
Distributions reinvested	—	—	— (b)	—
Cost of shares redeemed	—	—	(30)	—

Change in net assets resulting from Class R4 capital transactions	$—	$—	$3	$20

Class R5
Proceeds from shares issued	$105	$324	$2,450	$185
Distributions reinvested	8	23	1	— (b)
Cost of shares redeemed	(179)	(1,787)	(218)	— (b)

Change in net assets resulting from Class R5 capital transactions	$(66)	$(1,440)	$2,233	$185

Class R6
Proceeds from shares issued	$133,294	$124,871	$394,993	$672,770
Distributions reinvested	39,227	24,949	16,155	16,658
Cost of shares redeemed	(93,890)	(354,462)	(196,253)	(396,359)

Change in net assets resulting from Class R6 capital transactions	$78,631	$(204,642)	$214,895	$293,069

Total change in net assets resulting from capital transactions	$57,519	$(217,505)	$549,465	$429,170

(a)	Commencement of offering of class of shares effective July 31, 2017, for JPMorgan Emerging Markets Equity Fund.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

	JPMorgan Emerging Economies Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017
SHARE TRANSACTIONS:
Class A
Issued	1,708	4,043	3,735		7,615
Reinvested	220	173	28		93
Redeemed	(3,253)	(4,857)	(4,901)		(7,550)

Change in Class A Shares	(1,325)	(641)	(1,138)		158

Class C
Issued	30	49	508		702
Reinvested	3	1	—	(a)	1
Redeemed	(28)	(74)	(201)		(762)

Change in Class C Shares	5	(24)	307		(59)

Class I
Issued	1,290	1,347	11,185		13,114
Reinvested	53	33	84		79
Redeemed	(1,301)	(1,678)	(2,905)		(4,464)

Change in Class I Shares	42	(298)	8,364		8,729

Class L
Issued	—	—	5,209		16,403
Reinvested	—	—	57		119
Redeemed	—	—	(1,856)		(18,771)

Change in Class L Shares	—	—	3,410		(2,249)

Class R2 (b)
Issued	—	—	—	(a)	1
Reinvested	—	—	—	(a)	—
Redeemed	—	—	—	(a)	—

Change in Class R2 Shares	—	—	—	(a)	1

Class R3 (b)
Issued	—	—	14		1
Reinvested	—	—	—	(a)	—
Redeemed	—	—	(1)		—

Change in Class R3 Shares	—	—	13		1

Class R4 (b)
Issued	—	—	1		1
Reinvested	—	—	—	(a)	—
Redeemed	—	—	(1)		—

Change in Class R4 Shares	—	—	—	(a)	1

Class R5
Issued	7	26	80		6
Reinvested	1	2	—	(a)	— (a)
Redeemed	(12)	(136)	(7)		— (a)

Change in Class R5 Shares	(4)	(108)	73		6

Class R6
Issued	8,635	9,667	13,003		25,331
Reinvested	2,667	2,258	550		804
Redeemed	(6,114)	(26,789)	(6,461)		(15,462)

Change in Class R6 Shares	5,188	(14,864)	7,092		10,673

(a)	Amount rounds to less than 500.
(b)	Commencement of offering of class of shares effective July 31, 2017, for JPMorgan Emerging Markets Equity Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	79

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Global Research Enhanced Index Fund		JPMorgan Global Unconstrained Equity Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS:
Class A (a)
Proceeds from shares issued	$—	$—	$820	$1,003
Distributions reinvested	—	1	55	—
Cost of shares redeemed	—	(24)	(244)	(379)

Change in net assets resulting from Class A capital transactions	$—	$(23)	$631	$624

Class C (a)
Proceeds from shares issued	$—	$—	$223	$230
Distributions reinvested	—	— (b)	22	—
Cost of shares redeemed	—	(23)	(44)	(101)

Change in net assets resulting from Class C capital transactions	$—	$(23)	$201	$129

Class I
Proceeds from shares issued	$363,717	$1,447,613	$996	$1,004
Distributions reinvested	14,320	19,299	86	3
Cost of shares redeemed	(8,706,704)	(1,158,029)	(187)	(396)

Change in net assets resulting from Class I capital transactions	$(8,328,667)	$308,883	$895	$611

Class R2 (a)
Proceeds from shares issued	$—	$—	$—	$—	(b)
Distributions reinvested	—	— (b)	—	—
Cost of shares redeemed	—	(23)	—	—

Change in net assets resulting from Class R2 capital transactions	$—	$(23)	$—	$—	(b)

Class R5
Proceeds from shares issued	$—	$—	$—	$—	(b)

Change in net assets resulting from Class R5 capital transactions	$—	$—	$—	$—	(b)

Class R6 (c)
Proceeds from shares issued	$8,906,627	$—	$5	$96
Distributions reinvested	144,635	—	5	—
Cost of shares redeemed	(1,179,368)	—	— (b)	—	(b)

Change in net assets resulting from Class R6 capital transactions	$7,871,894	$—	$10	$96

Total change in net assets resulting from capital transactions	$(456,773)	$308,814	$1,737	$1,460

a)	Liquidated on August 11, 2017 for JPMorgan Global Research Enhanced Index Fund.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective November 1, 2017, for JPMorgan Global Research Enhanced Index Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

	JPMorgan Global Research Enhanced Index Fund		JPMorgan Global Unconstrained Equity Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
SHARE TRANSACTIONS:
Class A (a)
Issued	—	—	48	61
Reinvested	—	— (b)	3	—
Redeemed	—	(1)	(14)	(23)

Change in Class A Shares	—	(1)	37	38

Class C (a)
Issued	—	—	12	15
Reinvested	—	— (b)	2	—
Redeemed	—	(1)	(3)	(7)

Change in Class C Shares	—	(1)	11	8

Class I
Issued	15,947	71,810	58	59
Reinvested	633	1,023	5	—	(b)
Redeemed	(386,726)	(57,817)	(11)	(24)

Change in Class I Shares	(370,146)	15,016	52	35

Class R2 (a)
Issued	—	—	(1)	—	(b)
Reinvested	—	— (b)	—	—
Redeemed	—	(1)	—	—

Change in Class R2 Shares	—	(1)	(1)	—	(b)

Class R5
Issued	—	—	—	—	(b)

Change in Class R5 Shares	—	—	—	—	(b)

Class R6 (c)
Issued	396,436	—	1	6
Reinvested	6,466	—	— (b)	—
Redeemed	(51,302)	—	— (b)	—	(b)

Change in Class R6 Shares	351,600	—	1	6

(a)	Liquidated on August 11, 2017 for JPMorgan Global Research Enhanced Index Fund.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective November 1, 2017, for JPMorgan Global Research Enhanced Index Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	81

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan International Equity Fund		JPMorgan International Equity Income Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$46,872	$115,322	$14,034	$39,144
Distributions reinvested	4,198	605	1,439	2,269
Cost of shares redeemed	(84,752)	(86,838)	(15,440)	(33,881)

Change in net assets resulting from Class A capital transactions	$(33,682)	$29,089	$33	$7,532

Class C
Proceeds from shares issued	$4,234	$6,163	$2,027	$5,012
Distributions reinvested	210	19	199	343
Cost of shares redeemed	(5,132)	(9,245)	(1,547)	(5,201)

Change in net assets resulting from Class C capital transactions	$(688)	$(3,063)	$679	$154

Class I
Proceeds from shares issued	$68,402	$56,730	$15,201	$59,870
Distributions reinvested	2,206	320	1,509	2,443
Cost of shares redeemed	(20,795)	(37,900)	(20,570)	(41,426)

Change in net assets resulting from Class I capital transactions	$49,813	$19,150	$(3,860)	$20,887

Class R2
Proceeds from shares issued	$320	$672	$83	$295
Distributions reinvested	12	1	5	11
Cost of shares redeemed	(288)	(396)	(126)	(356)

Change in net assets resulting from Class R2 capital transactions	$44	$277	$(38)	$(50)

Class R5
Proceeds from shares issued	$327	$1,663	$21	$997
Distributions reinvested	354	165	7	47
Cost of shares redeemed	(203)	(43,919)	(1,188)	(635)

Change in net assets resulting from Class R5 capital transactions	$478	$(42,091)	$(1,160)	$409

Class R6
Proceeds from shares issued	$720,947	$393,780	$2,350	$14,231
Distributions reinvested	59,589	16,643	280	30
Cost of shares redeemed	(285,279)	(674,090)	(2,219)	(586)

Change in net assets resulting from Class R6 capital transactions	$495,257	$(263,667)	$411	$13,675

Total change in net assets resulting from capital transactions	$511,222	$(260,305)	$(3,935)	$42,607

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

	JPMorgan International Equity Fund		JPMorgan International Equity Income Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
SHARE TRANSACTIONS:
Class A
Issued	2,579	7,301	820	2,566
Reinvested	235	42	86	148
Redeemed	(4,692)	(5,607)	(921)	(2,230)

Change in Class A Shares	(1,878)	1,736	(15)	484

Class C
Issued	245	405	122	329
Reinvested	12	1	12	22
Redeemed	(302)	(610)	(93)	(338)

Change in Class C Shares	(45)	(204)	41	13

Class I
Issued	3,712	3,517	895	3,939
Reinvested	122	22	90	158
Redeemed	(1,132)	(2,347)	(1,207)	(2,659)

Change in Class I Shares	2,702	1,192	(222)	1,438

Class R2
Issued	18	41	4	20
Reinvested	1	— (a)	— (a)	1
Redeemed	(16)	(26)	(7)	(23)

Change in Class R2 Shares	3	15	(3)	(2)

Class R5
Issued	18	111	2	66
Reinvested	19	11	— (a)	3
Redeemed	(11)	(2,981)	(69)	(40)

Change in Class R5 Shares	26	(2,859)	(67)	29

Class R6
Issued	38,407	25,401	138	882
Reinvested	3,289	1,123	17	2
Redeemed	(15,289)	(42,082)	(131)	(36)

Change in Class R6 Shares	26,407	(15,558)	24	848

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	83

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan International Research Enhanced Equity Fund		JPMorgan International Unconstrained Equity Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$28,384	$291,313	$48,039	$56,512
Distributions reinvested	6,000	1,449	451	256
Cost of shares redeemed	(79,656)	(80,384)	(16,439)	(9,624)

Change in net assets resulting from Class A capital transactions	$(45,272)	$212,378	$32,051	$47,144

Class C (a)
Proceeds from shares issued	$—	$655	$15,897	$12,093
Distributions reinvested	—	221	86	66
Cost of shares redeemed	—	(16,621)	(2,121)	(3,674)

Change in net assets resulting from Class C capital transactions	$—	$(15,745)	$13,862	$8,485

Class I
Proceeds from shares issued	$255,195	$3,428,331	$165,167	$133,949
Distributions reinvested	22,644	31,067	1,280	199
Cost of shares redeemed	(4,823,760)	(291,221)	(33,514)	(23,313)

Change in net assets resulting from Class I capital transactions	$(4,545,921)	$3,168,177	$132,933	$110,835

Class R2 (a)
Proceeds from shares issued	$—	$6,205	$698	$71
Distributions reinvested	—	189	2	— (b)
Cost of shares redeemed	—	(18,765)	(39)	— (b)

Change in net assets resulting from Class R2 capital transactions	$—	$(12,371)	$661	$71

Class R5
Proceeds from shares issued	$—	$—	$4,806	$69
Distributions reinvested	—	—	1	— (b)
Cost of shares redeemed	—	—	(361)	(6)

Change in net assets resulting from Class R5 capital transactions	$—	$—	$4,446	$63

Class R6 (c)
Proceeds from shares issued	$5,597,036	$—	$31,148	$38,555
Distributions reinvested	79,541	—	1,288	1,980
Cost of shares redeemed	(319,068)	—	(2,168)	(1,117)

Change in net assets resulting from Class R6 capital transactions	$5,357,509	$—	$30,268	$39,418

Total change in net assets resulting from capital transactions	$766,316	$3,352,439	$214,221	$206,016

(a)	Liquidated on October 9, 2017 for JPMorgan International Research Enhanced Equity Fund.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective November 1, 2017, for JPMorgan International Research Enhanced Equity Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

	JPMorgan International Research Enhanced Equity Fund		JPMorgan International Unconstrained Equity Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
SHARE TRANSACTIONS:
Class A
Issued	1,499	15,780	2,213	2,894
Reinvested	321	93	21	15
Redeemed	(4,235)	(4,458)	(771)	(521)

Change in Class A Shares	(2,415)	11,415	1,463	2,388

Class C (a)
Issued	—	40	745	610
Reinvested	—	15	4	4
Redeemed	—	(963)	(100)	(191)

Change in Class C Shares	—	(908)	649	423

Class I
Issued	13,334	186,476	7,522	6,707
Reinvested	1,199	1,983	60	12
Redeemed	(257,184)	(17,061)	(1,540)	(1,152)

Change in Class I Shares	(242,651)	171,398	6,042	5,567

Class R2 (a)
Issued	—	382	32	4
Reinvested	—	12	— (b)	—	(b)
Redeemed	—	(1,067)	(2)	—	(b)

Change in Class R2 Shares	—	(673)	30	4

Class R5
Issued	—	—	210	3
Reinvested	—	—	— (b)	—	(b)
Redeemed	—	—	(17)	—	(b)

Change in Class R5 Shares	—	—	193	3

Class R6 (c)
Issued	297,275	—	1,428	2,008
Reinvested	4,222	—	61	117
Redeemed	(16,655)	—	(99)	(53)

Change in Class R6 Shares	284,842	—	1,390	2,072

(a)	Liquidated on October 9, 2017 for JPMorgan International Research Enhanced Equity Fund.
(b)	Amount rounds to less than 500.
(c)	Commencement of offering of class of shares effective November 1, 2017, for JPMorgan International Research Enhanced Equity Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	85

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan International Value Fund		JPMorgan Intrepid International Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$29,642	$82,228	$28,945	$90,711
Distributions reinvested	6,704	18,745	4,173	3,114
Cost of shares redeemed	(36,073)	(406,516)	(72,724)	(62,079)

Change in net assets resulting from Class A capital transactions	$273	$(305,543)	$(39,606)	$31,746

Class C
Proceeds from shares issued	$1,627	$2,914	$651	$455
Distributions reinvested	287	1,151	19	26
Cost of shares redeemed	(4,263)	(10,863)	(373)	(1,359)

Change in net assets resulting from Class C capital transactions	$(2,349)	$(6,798)	$297	$(878)

Class I
Proceeds from shares issued	$31,809	$29,799	$13,050	$39,085
Distributions reinvested	3,381	4,900	1,088	451
Cost of shares redeemed	(31,697)	(69,741)	(9,172)	(11,981)

Change in net assets resulting from Class I capital transactions	$3,493	$(35,042)	$4,966	$27,555

Class L (a)
Proceeds from shares issued	$5,707	$193,382	$—	$39
Distributions reinvested	1,069	20,403	—	—
Cost of shares redeemed	(63,724)	(590,617)	—	(23,795)

Change in net assets resulting from Class L capital transactions	$(56,948)	$(376,832)	$—	$(23,756)

Class R2
Proceeds from shares issued	$97	$368	$32,182	$8,299
Distributions reinvested	9	24	165	4
Cost of shares redeemed	(189)	(402)	(3,818)	(321)

Change in net assets resulting from Class R2 capital transactions	$(83)	$(10)	$28,529	$7,982

Class R5
Proceeds from shares issued	$6	$36	$—	$—
Distributions reinvested	2	1	—	—
Cost of shares redeemed	— (b)	(1)	—	—

Change in net assets resulting from Class R5 capital transactions	$8	$36	$—	$—

Class R6
Proceeds from shares issued	$23,117	$106,682	$652,886	$257,105
Distributions reinvested	2,922	1,834	61,869	66,113
Cost of shares redeemed	(12,666)	(34,416)	(189,666)	(457,898)

Change in net assets resulting from Class R6 capital transactions	$13,373	$74,100	$525,089	$(134,680)

Total change in net assets resulting from capital transactions	$(42,233)	$(650,089)	$519,275	$(92,031)

(a)	Liquidated on December 8, 2016 for JPMorgan Intrepid International Fund.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

	JPMorgan International Value Fund		JPMorgan Intrepid International Fund
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
SHARE TRANSACTIONS:
Class A
Issued	2,059	6,323	1,302	4,549
Reinvested	472	1,558	191	171
Redeemed	(2,496)	(32,574)	(3,277)	(3,165)

Change in Class A Shares	35	(24,693)	(1,784)	1,555

Class C
Issued	116	229	29	22
Reinvested	21	99	1	1
Redeemed	(307)	(863)	(17)	(67)

Change in Class C Shares	(170)	(535)	13	(44)

Class I
Issued	2,162	2,244	562	1,985
Reinvested	233	399	48	24
Redeemed	(2,146)	(5,291)	(396)	(574)

Change in Class I Shares	249	(2,648)	214	1,435

Class L (a)
Issued	388	14,882	—	2
Reinvested	74	1,668	—	—
Redeemed	(4,375)	(44,537)	—	(1,238)

Change in Class L Shares	(3,913)	(27,987)	—	(1,236)

Class R2
Issued	6	30	1,476	386
Reinvested	1	2	7	— (b)
Redeemed	(14)	(32)	(174)	(15)

Change in Class R2 Shares	(7)	— (b)	1,309	371

Class R5
Issued	1	2	—	—
Reinvested	— (b)	— (b)	—	—
Redeemed	— (b)	— (b)	—	—

Change in Class R5 Shares	1	2	—	—

Class R6
Issued	1,575	7,566	28,152	13,047
Reinvested	203	150	2,771	3,555
Redeemed	(861)	(2,501)	(8,284)	(22,597)

Change in Class R6 Shares	917	5,215	22,639	(5,995)

(a)	Liquidated on December 8, 2016 for JPMorgan Intrepid International Fund.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	87

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Emerging Economies Fund
Class A
Six Months Ended April 30, 2018 (Unaudited)	$14.73	$0.07		$0.14	$0.21	$(0.26)
Year Ended October 31, 2017	11.55	0.22		3.11	3.33	(0.15)
Year Ended October 31, 2016	11.03	0.15		0.46	0.61	(0.09)
Year Ended October 31, 2015	13.13	0.13	(f)	(2.03)	(1.90)	(0.20)
Year Ended October 31, 2014	13.63	0.22		(0.57)	(0.35)	(0.15)
Year Ended October 31, 2013	12.88	0.19		0.67	0.86	(0.11)

Class C
Six Months Ended April 30, 2018 (Unaudited)	14.60	0.04		0.13	0.17	(0.19)
Year Ended October 31, 2017	11.41	0.16		3.09	3.25	(0.06)
Year Ended October 31, 2016	10.86	0.09		0.46	0.55	— (g)
Year Ended October 31, 2015	12.92	0.10	(f)	(2.03)	(1.93)	(0.13)
Year Ended October 31, 2014	13.44	0.15		(0.57)	(0.42)	(0.10)
Year Ended October 31, 2013	12.72	0.13		0.66	0.79	(0.07)

Class I
Six Months Ended April 30, 2018 (Unaudited)	14.93	0.10		0.14	0.24	(0.30)
Year Ended October 31, 2017	11.68	0.26		3.15	3.41	(0.16)
Year Ended October 31, 2016	11.06	0.18		0.47	0.65	(0.03)
Year Ended October 31, 2015	13.17	0.18	(f)	(2.06)	(1.88)	(0.23)
Year Ended October 31, 2014	13.67	0.26		(0.58)	(0.32)	(0.18)
Year Ended October 31, 2013	12.91	0.21		0.70	0.91	(0.15)

Class R5
Six Months Ended April 30, 2018 (Unaudited)	15.07	0.11		0.13	0.24	(0.30)
Year Ended October 31, 2017	11.78	0.26		3.20	3.46	(0.17)
Year Ended October 31, 2016	11.11	0.05		0.62	0.67	—
Year Ended October 31, 2015	13.22	0.20	(f)	(2.06)	(1.86)	(0.25)
Year Ended October 31, 2014	13.71	0.29		(0.58)	(0.29)	(0.20)
Year Ended October 31, 2013	12.94	0.25		0.68	0.93	(0.16)

Class R6
Six Months Ended April 30, 2018 (Unaudited)	14.87	0.11		0.14	0.25	(0.33)
Year Ended October 31, 2017	11.64	0.29		3.12	3.41	(0.18)
Year Ended October 31, 2016	11.11	0.21		0.46	0.67	(0.14)
September 1, 2015 (h) through October 31, 2015	10.46	(0.02	)(f)	0.67	0.65	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Amount rounds to less than $0.005.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$14.68	1.46%	$159,665	1.14%	0.99%		1.52%	26%
14.73	29.28	179,772	1.34	1.72		1.57	62
11.55	5.62	148,331	1.42	1.42		1.70	72
11.03	(14.60)	43,220	1.58	1.06	(f)	1.99	118
13.13	(2.56)	80,806	1.60	1.71		1.73	79
13.63	6.67	69,690	1.60	1.45		1.72	43

14.58	1.16	2,857	1.64	0.50		2.05	26
14.60	28.71	2,782	1.85	1.23		2.17	62
11.41	5.11	2,448	1.96	0.82		2.37	72
10.86	(15.02)	3,614	2.09	0.80	(f)	2.36	118
12.92	(3.12)	5,331	2.10	1.13		2.23	79
13.44	6.25	5,089	2.10	1.02		2.22	43

14.87	1.60	64,309	0.89	1.27		1.27	26
14.93	29.61	63,965	1.10	2.01		1.30	62
11.68	5.93	53,509	1.21	1.67		1.40	72
11.06	(14.45)	239,866	1.34	1.51	(f)	1.46	118
13.17	(2.35)	288,059	1.35	1.96		1.48	79
13.67	7.04	277,822	1.35	1.61		1.47	43

15.01	1.59	353	0.79	1.37		1.13	26
15.07	29.89	417	0.93	2.06		1.16	62
11.78	6.03	1,602	1.08	0.49		1.25	72
11.11	(14.20)	81,516	1.14	1.65	(f)	1.25	118
13.22	(2.12)	852,477	1.15	2.19		1.28	79
13.71	7.21	676,985	1.15	1.84		1.27	43

14.79	1.68	1,857,607	0.69	1.44		1.01	26
14.87	29.87	1,790,759	0.85	2.23		1.04	62
11.64	6.16	1,573,822	0.94	1.99		1.09	72
11.11	6.21	732,627	1.07	(0.92	)(f)	1.17	118

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	89

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Emerging Markets Equity Fund
Class A
Six Months Ended April 30, 2018 (Unaudited)	$27.58	$(0.03)		$0.82	$0.79	$(0.04)
Year Ended October 31, 2017	21.79	0.09		5.80	5.89	(0.10)
Year Ended October 31, 2016	19.53	0.09		2.28	2.37	(0.11)
Year Ended October 31, 2015	23.72	0.12	(f)	(4.12)	(4.00)	(0.19)
Year Ended October 31, 2014	23.05	0.16	(f)	0.59	0.75	(0.08)
Year Ended October 31, 2013	22.01	0.10		1.02	1.12	(0.08)

Class C
Six Months Ended April 30, 2018 (Unaudited)	26.80	(0.10)		0.79	0.69	— (g)
Year Ended October 31, 2017	21.18	(0.04)		5.67	5.63	(0.01)
Year Ended October 31, 2016	18.96	(0.01)		2.23	2.22	—
Year Ended October 31, 2015	23.03	0.03	(f)	(4.02)	(3.99)	(0.08)
Year Ended October 31, 2014	22.41	0.05	(f)	0.57	0.62	—
Year Ended October 31, 2013	21.44	(0.01)		0.99	0.98	(0.01)

Class I
Six Months Ended April 30, 2018 (Unaudited)	28.29	0.01		0.83	0.84	(0.12)
Year Ended October 31, 2017	22.33	0.16		5.94	6.10	(0.14)
Year Ended October 31, 2016	19.98	0.13		2.35	2.48	(0.13)
Year Ended October 31, 2015	24.24	0.19	(f)	(4.21)	(4.02)	(0.24)
Year Ended October 31, 2014	23.47	0.18	(f)	0.64	0.82	(0.05)
Year Ended October 31, 2013	22.40	0.17		1.03	1.20	(0.13)

Class L
Six Months Ended April 30, 2018 (Unaudited)	28.49	0.03		0.83	0.86	(0.13)
Year Ended October 31, 2017	22.49	0.21		5.96	6.17	(0.17)
Year Ended October 31, 2016	20.15	0.17		2.35	2.52	(0.18)
Year Ended October 31, 2015	24.42	0.23	(f)	(4.26)	(4.03)	(0.24)
Year Ended October 31, 2014	23.73	0.17	(f)	0.70	0.87	(0.18)
Year Ended October 31, 2013	22.65	0.20		1.04	1.24	(0.16)

Class R2
Six Months Ended April 30, 2018 (Unaudited)	27.57	(0.06)		0.80	0.74	(0.08)
July 31, 2017 (h) through October 31, 2017	26.40	(0.01)		1.18	1.17	—

Class R3
Six Months Ended April 30, 2018 (Unaudited)	27.59	0.01		0.77	0.78	(0.11)
July 31, 2017 (h) through October 31, 2017	26.40	0.01		1.18	1.19	—

Class R4
Six Months Ended April 30, 2018 (Unaudited)	28.28	0.02		0.81	0.83	(0.13)
July 31, 2017 (h) through October 31, 2017	27.05	0.02		1.21	1.23	—

Class R5
Six Months Ended April 30, 2018 (Unaudited)	28.47	0.07		0.79	0.86	(0.15)
Year Ended October 31, 2017	22.49	0.15		6.01	6.16	(0.18)
September 9, 2016 (h) through October 31, 2016	22.40	0.01		0.08	0.09	—

Class R6
Six Months Ended April 30, 2018 (Unaudited)	28.46	0.04		0.83	0.87	(0.16)
Year Ended October 31, 2017	22.46	0.21		5.98	6.19	(0.19)
Year Ended October 31, 2016	20.13	0.19		2.35	2.54	(0.21)
Year Ended October 31, 2015	24.44	0.22	(f)	(4.23)	(4.01)	(0.30)
December 23, 2013 (h) through October 31, 2014	22.47	0.38	(f)	1.59	1.97	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Amount rounds to less than $0.005.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$28.33	2.87%	$507,374	1.23%	(0.20)%		1.51%	5%
27.58	27.22	525,451	1.35	0.36		1.58	22
21.79	12.25	411,713	1.44	0.44		1.76	23
19.53	(16.95)	274,710	1.61	0.57	(f)	1.88	35
23.72	3.26	350,555	1.70	0.72	(f)	1.81	33
23.05	5.08	327,090	1.76	0.46		1.79	34

27.49	2.58	58,183	1.73	(0.68)		2.01	5
26.80	26.58	48,497	1.85	(0.15)		2.09	22
21.18	11.71	39,568	1.95	(0.06)		2.26	23
18.96	(17.38)	43,387	2.10	0.13	(f)	2.33	35
23.03	2.77	56,732	2.20	0.22	(f)	2.31	33
22.41	4.56	56,119	2.26	(0.06)		2.29	34

29.01	2.95	888,178	0.98	0.09		1.25	5
28.29	27.54	629,451	1.10	0.62		1.30	22
22.33	12.51	301,959	1.20	0.66		1.43	23
19.98	(16.70)	502,729	1.35	0.88	(f)	1.48	35
24.24	3.51	583,501	1.45	0.78	(f)	1.56	33
23.47	5.34	1,900,639	1.51	0.74		1.54	34

29.22	3.02	541,498	0.89	0.17		1.10	5
28.49	27.72	430,860	0.95	0.84		1.14	22
22.49	12.71	390,647	1.04	0.84		1.22	23
20.15	(16.60)	316,635	1.21	1.05	(f)	1.31	35
24.42	3.72	411,449	1.30	0.72	(f)	1.40	33
23.73	5.47	1,123,600	1.36	0.88		1.39	34

28.23	2.67	45	1.53	(0.41)		1.79	5
27.57	4.43	21	1.60	(0.17)		1.80	22

28.26	2.81	389	1.28	0.06		1.50	5
27.59	4.51	21	1.35	0.08		1.55	22

28.98	2.95	21	1.04	0.17		1.27	5
28.28	4.55	21	1.10	0.33		1.30	22

29.18	3.03	2,343	0.88	0.44		1.11	5
28.47	27.72	217	0.95	0.58		3.36	22
22.49	0.40	20	0.90	0.28		1.08	23

29.17	3.07	3,090,390	0.78	0.26		1.00	5
28.46	27.87	2,813,349	0.85	0.85		1.01	22
22.46	12.83	1,980,671	0.94	0.96		1.08	23
20.13	(16.54)	1,128,390	1.10	0.99	(f)	1.16	35
24.44	8.77	1,130,050	1.20	1.85	(f)	1.33	33

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	91

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Global Research Enhanced Index Fund
Class I
Six Months Ended April 30, 2018 (Unaudited)	$22.16	$0.21	$0.38	$0.59	$(0.20)	$—	$(0.20)
Year Ended October 31, 2017	18.37	0.39	3.82	4.21	(0.42)	—	(0.42)
Year Ended October 31, 2016	18.56	0.39	(0.24)	0.15	(0.34)	—	(0.34)
Year Ended October 31, 2015	18.81	0.39	(0.12)	0.27	(0.27)	(0.25)	(0.52)
Year Ended October 31, 2014	17.37	0.39	1.33	1.72	(0.18)	(0.10)	(0.28)
February 28, 2013 (f) through October 31, 2013	15.00	0.19	2.18	2.37	—	—	—

Class R6
November 1, 2017(i) through April 30, 2018 (Unaudited)	22.19	0.22	0.36	0.58	(0.45)	—	(0.45)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2013.
(h)	Ratios are disproportionate among classes due to the size of net assets and fixed expenses,
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers and reimbursements		Portfolio turnover rate (c)

$22.55	2.68%	$470,695	0.34%		1.85%		0.55%		25%
22.16	23.29	8,663,460	0.34		1.93		0.55		33
18.37	0.91	6,907,246	0.34		2.19		0.55		35
18.56	1.51	7,415,218	0.33		2.06		0.56		44
18.81	10.09	3,577,523	0.33		2.16		0.56		40
17.37	15.80	1,895,025	0.33	(g)	1.73	(g)	0.60	(g)(h)	25

22.32	2.60	7,846,362	0.25		1.94		0.30		25

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	93

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
JPMorgan Global Unconstrained Equity Fund
Class A
Six Months Ended April 30, 2018 (Unaudited)	$17.14	$0.04	(e)	$0.40	$0.44	$(0.13)	$(0.65)	$—	$(0.78)
Year Ended October 31, 2017	14.12	0.15	(e)	2.87	3.02	—	—	—	—
Year Ended October 31, 2016	16.12	0.27	(e)	(0.88)	(0.61)	(0.30)	(0.27)	(0.82)	(1.39)
Year Ended October 31, 2015	19.55	0.11	(e)	0.66	0.77	(0.31)	(3.89)	—	(4.20)
Year Ended October 31, 2014	20.11	0.23		1.17	1.40	(0.17)	(1.79)	—	(1.96)
Year Ended October 31, 2013	16.73	0.24		3.77	4.01	(0.22)	(0.41)	—	(0.63)

Class C
Six Months Ended April 30, 2018 (Unaudited)	16.93	—	(e)(g)	0.40	0.40	(0.10)	(0.65)	—	(0.75)
Year Ended October 31, 2017	14.02	0.07	(e)	2.84	2.91	—	—	—	—
Year Ended October 31, 2016	16.01	0.11	(e)	(0.79)	(0.68)	(0.22)	(0.27)	(0.82)	(1.31)
Year Ended October 31, 2015	19.43	0.04	(e)	0.64	0.68	(0.21)	(3.89)	—	(4.10)
Year Ended October 31, 2014	20.01	0.14		1.16	1.30	(0.09)	(1.79)	—	(1.88)
Year Ended October 31, 2013	16.65	0.16		3.76	3.92	(0.15)	(0.41)	—	(0.56)

Class I
Six Months Ended April 30, 2018 (Unaudited)	17.30	0.07	(e)	0.41	0.48	(0.18)	(0.65)	—	(0.83)
Year Ended October 31, 2017	14.23	0.20	(e)	2.91	3.11	(0.04)	—	—	(0.04)
Year Ended October 31, 2016	16.18	0.26	(e)	(0.83)	(0.57)	(0.29)	(0.27)	(0.82)	(1.38)
Year Ended October 31, 2015	19.60	0.19	(e)	0.64	0.83	(0.36)	(3.89)	—	(4.25)
Year Ended October 31, 2014	20.15	0.27		1.19	1.46	(0.22)	(1.79)	—	(2.01)
Year Ended October 31, 2013	16.76	0.29		3.77	4.06	(0.26)	(0.41)	—	(0.67)

Class R2
Six Months Ended April 30, 2018 (Unaudited)	17.24	0.02	(e)	0.40	0.42	(0.07)	(0.65)	—	(0.72)
Year Ended October 31, 2017	14.24	0.11	(e)	2.89	3.00	—	—	—	—
Year Ended October 31, 2016	16.11	0.14	(e)	(0.79)	(0.65)	(0.13)	(0.27)	(0.82)	(1.22)
Year Ended October 31, 2015	19.49	0.08	(e)	0.65	0.73	(0.22)	(3.89)	—	(4.11)
Year Ended October 31, 2014	20.06	0.18		1.17	1.35	(0.13)	(1.79)	—	(1.92)
Year Ended October 31, 2013	16.69	0.20		3.77	3.97	(0.19)	(0.41)	—	(0.60)

Class R5
Six Months Ended April 30, 2018 (Unaudited)	17.25	0.08	(e)	0.41	0.49	(0.19)	(0.65)	—	(0.84)
Year Ended October 31, 2017	14.24	0.22	(e)	2.89	3.11	(0.10)	—	—	(0.10)
Year Ended October 31, 2016	16.21	0.24	(e)	(0.80)	(0.56)	(0.32)	(0.27)	(0.82)	(1.41)
Year Ended October 31, 2015	19.65	0.21	(e)	0.64	0.85	(0.40)	(3.89)	—	(4.29)
Year Ended October 31, 2014	20.19	0.31		1.19	1.50	(0.25)	(1.79)	—	(2.04)
Year Ended October 31, 2013	16.79	0.32		3.79	4.11	(0.30)	(0.41)	—	(0.71)

Class R6
Six Months Ended April 30, 2018 (Unaudited)	17.24	0.08	(e)	0.42	0.50	(0.20)	(0.65)	—	(0.85)
Year Ended October 31, 2017	14.23	0.23	(e)	2.88	3.11	(0.10)	—	—	(0.10)
Year Ended October 31, 2016	16.22	0.25	(e)	(0.80)	(0.55)	(0.35)	(0.27)	(0.82)	(1.44)
Year Ended October 31, 2015	19.66	0.21	(e)	0.66	0.87	(0.42)	(3.89)	—	(4.31)
Year Ended October 31, 2014	20.20	0.32		1.19	1.51	(0.26)	(1.79)	—	(2.05)
Year Ended October 31, 2013	16.80	0.33		3.78	4.11	(0.30)	(0.41)	—	(0.71)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the year ended October 31, 2013.
(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers and reimbursements		Portfolio turnover rate (b)

$16.80	2.61%	$1,760	0.75%		0.52%		6.46%		37%
17.14	21.39	1,171	0.74		0.93		11.79		105
14.12	(3.53)	417	0.74		1.95		1.90		1,256
16.12	4.76	244	1.00		0.67		7.57		132
19.55	7.83	75	1.35		1.27		4.32		97
20.11	24.74	70	1.35	(f)	1.37	(f)	5.36	(f)	71

16.58	2.37	571	1.25		(0.05)		7.10		37
16.93	20.76	386	1.24		0.45		13.04		105
14.02	(4.02)	210	1.17		0.78		11.83		1,256
16.01	4.26	317	1.48		0.21		9.92		132
19.43	7.28	74	1.85		0.77		4.82		97
20.01	24.16	69	1.85	(f)	0.87	(f)	5.85	(f)	71

16.95	2.79	2,662	0.40		0.86		6.26		37
17.30	21.88	1,827	0.40		1.25		11.90		105
14.23	(3.23)	991	0.36		1.86		5.37		1,256
16.18	5.13	1,020	0.88		1.06		7.34		132
19.60	8.11	4,156	1.10		1.52		4.06		97
20.15	25.04	3,844	1.10	(f)	1.62	(f)	5.10	(f)	71

16.94	2.47	21	1.00		0.20		7.31		37
17.24	21.07	22	1.00		0.69		13.20		105
14.24	(3.79)	18	0.92		1.00		13.46		1,256
16.11	4.55	20	1.46		0.45		8.67		132
19.49	7.55	75	1.60		1.02		4.56		97
20.06	24.45	69	1.60	(f)	1.12	(f)	5.60	(f)	71

16.90	2.86	21	0.30		0.90		6.67		37
17.25	21.91	21	0.30		1.39		12.47		105
14.24	(3.12)	18	0.22		1.70		12.77		1,256
16.21	5.26	20	0.76		1.15		7.97		132
19.65	8.34	76	0.90		1.72		3.86		97
20.19	25.29	70	0.90	(f)	1.82	(f)	4.89	(f)	71

16.89	2.91	129	0.25		0.96		6.30		37
17.24	21.99	122	0.25		1.37		9.95		105
14.23	(3.10)	18	0.17		1.75		12.75		1,256
16.22	5.34	20	0.71		1.20		7.91		132
19.66	8.39	76	0.85		1.77		3.81		97
20.20	25.33	70	0.85	(f)	1.87	(f)	4.85	(f)	71

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	95

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Equity Fund
Class A
Six Months Ended April 30, 2018 (Unaudited)	$17.81	$0.11		$0.30	$0.41	$(0.25)
Year Ended October 31, 2017	14.24	0.22		3.39	3.61	(0.04)
Year Ended October 31, 2016	14.75	0.22		(0.51)	(0.29)	(0.22)
Year Ended October 31, 2015	15.25	0.23		(0.50)	(0.27)	(0.23)
Year Ended October 31, 2014	15.92	0.37	(f)	(0.68)	(0.31)	(0.36)
Year Ended October 31, 2013	13.36	0.20		2.56	2.76	(0.20)

Class C
Six Months Ended April 30, 2018 (Unaudited)	16.83	0.07		0.27	0.34	(0.17)
Year Ended October 31, 2017	13.50	0.12		3.22	3.34	(0.01)
Year Ended October 31, 2016	14.02	0.13		(0.47)	(0.34)	(0.18)
Year Ended October 31, 2015	14.52	0.15		(0.48)	(0.33)	(0.17)
Year Ended October 31, 2014	15.20	0.26	(f)	(0.64)	(0.38)	(0.30)
Year Ended October 31, 2013	12.78	0.12		2.45	2.57	(0.15)

Class I
Six Months Ended April 30, 2018 (Unaudited)	18.09	0.15		0.29	0.44	(0.28)
Year Ended October 31, 2017	14.45	0.26		3.44	3.70	(0.06)
Year Ended October 31, 2016	14.95	0.24		(0.48)	(0.24)	(0.26)
Year Ended October 31, 2015	15.45	0.29		(0.53)	(0.24)	(0.26)
Year Ended October 31, 2014	16.13	0.39	(f)	(0.67)	(0.28)	(0.40)
Year Ended October 31, 2013	13.52	0.23		2.61	2.84	(0.23)

Class R2
Six Months Ended April 30, 2018 (Unaudited)	17.70	0.09		0.28	0.37	(0.22)
Year Ended October 31, 2017	14.17	0.17		3.38	3.55	(0.02)
Year Ended October 31, 2016	14.69	0.18		(0.50)	(0.32)	(0.20)
Year Ended October 31, 2015	15.19	0.20		(0.51)	(0.31)	(0.19)
Year Ended October 31, 2014	15.87	0.30	(f)	(0.65)	(0.35)	(0.33)
Year Ended October 31, 2013	13.31	0.11		2.61	2.72	(0.16)

Class R5
Six Months Ended April 30, 2018 (Unaudited)	18.13	0.15		0.29	0.44	(0.29)
Year Ended October 31, 2017	14.47	0.21		3.52	3.73	(0.07)
Year Ended October 31, 2016	14.97	0.27		(0.49)	(0.22)	(0.28)
Year Ended October 31, 2015	15.46	0.29		(0.49)	(0.20)	(0.29)
Year Ended October 31, 2014	16.13	0.44	(f)	(0.69)	(0.25)	(0.42)
Year Ended October 31, 2013	13.52	0.27		2.60	2.87	(0.26)

Class R6
Six Months Ended April 30, 2018 (Unaudited)	18.13	0.16		0.30	0.46	(0.31)
Year Ended October 31, 2017	14.46	0.29		3.46	3.75	(0.08)
Year Ended October 31, 2016	14.97	0.29		(0.51)	(0.22)	(0.29)
Year Ended October 31, 2015	15.46	0.32		(0.52)	(0.20)	(0.29)
Year Ended October 31, 2014	16.13	0.45	(f)	(0.69)	(0.24)	(0.43)
Year Ended October 31, 2013	13.52	0.28		2.59	2.87	(0.26)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.32, $0.21, $0.34, $0.25, $0.39 and $0.40 for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively, and the net investment income (loss) ratio would have been 2.01%, 1.40%, 2.08%, 1.59%, 2.40% and 2.48% for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$17.97	2.30%	$271,112	0.94%	1.23%		1.31%	17%
17.81	25.43	302,130	1.23	1.39		1.35	17
14.24	(1.83)	216,932	1.31	1.62		1.49	11
14.75	(1.89)	224,370	1.31	1.50		1.59	13
15.25	(2.06)	186,242	1.31	2.34	(f)	1.45	6
15.92	20.85	188,590	1.30	1.33		1.47	8

17.00	2.04	23,757	1.45	0.80		1.83	17
16.83	24.79	24,281	1.74	0.83		1.88	17
13.50	(2.31)	22,235	1.81	0.97		2.06	11
14.02	(2.36)	28,313	1.81	1.02		2.05	13
14.52	(2.59)	26,299	1.81	1.73	(f)	1.95	6
15.20	20.25	23,655	1.80	0.83		1.97	8

18.25	2.44	190,224	0.70	1.66		1.06	17
18.09	25.69	139,715	0.99	1.59		1.10	17
14.45	(1.50)	94,362	1.06	1.69		1.24	11
14.95	(1.66)	522,402	1.06	1.84		1.19	13
15.45	(1.88)	494,344	1.06	2.41	(f)	1.20	6
16.13	21.23	434,316	1.05	1.51		1.22	8

17.85	2.11	2,158	1.25	0.97		1.57	17
17.70	25.12	2,096	1.49	1.07		1.71	17
14.17	(2.08)	1,461	1.56	1.28		1.95	11
14.69	(2.14)	1,203	1.56	1.28		1.92	13
15.19	(2.33)	1,405	1.56	1.92	(f)	1.70	6
15.87	20.58	1,230	1.55	0.78		1.72	8

18.28	2.46	22,549	0.60	1.64		0.91	17
18.13	25.88	21,891	0.84	1.36		0.93	17
14.47	(1.34)	58,836	0.86	1.93		1.02	11
14.97	(1.42)	57,500	0.86	1.88		1.06	13
15.46	(1.65)	95,749	0.86	2.73	(f)	1.00	6
16.13	21.42	106,963	0.85	1.79		1.02	8

18.28	2.53	4,028,552	0.50	1.78		0.81	17
18.13	26.04	3,516,978	0.74	1.84		0.81	17
14.46	(1.36)	3,030,640	0.81	2.05		0.91	11
14.97	(1.37)	2,088,835	0.80	2.03		0.91	13
15.46	(1.60)	1,681,788	0.81	2.81	(f)	0.95	6
16.13	21.47	1,248,489	0.80	1.85		0.97	8

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	97

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Equity Income Fund
Class A
Six Months Ended April 30, 2018 (Unaudited)	$16.50	$0.25		$0.34	$0.59	$(0.28)	$—	$(0.28)
Year Ended October 31, 2017	14.38	0.42		2.16	2.58	(0.46)	—	(0.46)
Year Ended October 31, 2016	15.66	0.45	(f)	(1.01)	(0.56)	(0.46)	(0.26)	(0.72)
Year Ended October 31, 2015	16.41	0.39	(f)	(0.33)	0.06	(0.65)	(0.16)	(0.81)
Year Ended October 31, 2014	16.67	0.91	(g)	(0.38)	0.53	(0.66)	(0.13)	(0.79)
Year Ended October 31, 2013	14.12	0.43		2.55	2.98	(0.41)	(0.02)	(0.43)

Class C
Six Months Ended April 30, 2018 (Unaudited)	16.38	0.21		0.33	0.54	(0.23)	—	(0.23)
Year Ended October 31, 2017	14.30	0.34		2.15	2.49	(0.41)	—	(0.41)
Year Ended October 31, 2016	15.59	0.38	(f)	(1.01)	(0.63)	(0.40)	(0.26)	(0.66)
Year Ended October 31, 2015	16.36	0.39	(f)	(0.42)	(0.03)	(0.58)	(0.16)	(0.74)
Year Ended October 31, 2014	16.63	0.84	(g)	(0.40)	0.44	(0.58)	(0.13)	(0.71)
Year Ended October 31, 2013	14.11	0.34		2.55	2.89	(0.35)	(0.02)	(0.37)

Class I
Six Months Ended April 30, 2018 (Unaudited)	16.55	0.26		0.35	0.61	(0.30)	—	(0.30)
Year Ended October 31, 2017	14.41	0.50		2.14	2.64	(0.50)	—	(0.50)
Year Ended October 31, 2016	15.70	0.46	(f)	(0.98)	(0.52)	(0.51)	(0.26)	(0.77)
Year Ended October 31, 2015	16.45	0.49	(f)	(0.37)	0.12	(0.71)	(0.16)	(0.87)
Year Ended October 31, 2014	16.71	0.96	(g)	(0.40)	0.56	(0.69)	(0.13)	(0.82)
Year Ended October 31, 2013	14.14	0.47		2.55	3.02	(0.43)	(0.02)	(0.45)

Class R2
Six Months Ended April 30, 2018 (Unaudited)	16.47	0.22		0.34	0.56	(0.25)	—	(0.25)
Year Ended October 31, 2017	14.36	0.41		2.13	2.54	(0.43)	—	(0.43)
Year Ended October 31, 2016	15.65	0.39	(f)	(0.98)	(0.59)	(0.44)	(0.26)	(0.70)
Year Ended October 31, 2015	16.41	0.61	(f)	(0.60)	0.01	(0.61)	(0.16)	(0.77)
Year Ended October 31, 2014	16.67	0.87	(g)	(0.39)	0.48	(0.61)	(0.13)	(0.74)
Year Ended October 31, 2013	14.12	0.40		2.54	2.94	(0.37)	(0.02)	(0.39)

Class R5
Six Months Ended April 30, 2018 (Unaudited)	16.57	0.18		0.43	0.61	(0.31)	—	(0.31)
Year Ended October 31, 2017	14.42	0.55		2.12	2.67	(0.52)	—	(0.52)
Year Ended October 31, 2016	15.70	0.49	(f)	(0.98)	(0.49)	(0.53)	(0.26)	(0.79)
Year Ended October 31, 2015	16.46	0.76	(f)	(0.63)	0.13	(0.73)	(0.16)	(0.89)
Year Ended October 31, 2014	16.72	0.99	(g)	(0.39)	0.60	(0.73)	(0.13)	(0.86)
Year Ended October 31, 2013	14.15	0.51		2.54	3.05	(0.46)	(0.02)	(0.48)

Class R6
Six Months Ended April 30, 2018 (Unaudited)	16.55	0.29		0.34	0.63	(0.32)	—	(0.32)
Year Ended October 31, 2017	14.41	0.16		2.50	2.66	(0.52)	—	(0.52)
Year Ended October 31, 2016	15.69	0.51	(f)	(0.99)	(0.48)	(0.54)	(0.26)	(0.80)
January 30, 2015 (h) through October 31, 2015	15.82	0.69	(f)	(0.41)	0.28	(0.41)	—	(0.41)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.66, $0.59, $0.71, $0.62 and $0.74 for Class A, Class C, Class I, Class R2 and Class R5, respectively, and the net investment income (loss) ratio would have been 3.94%, 3.53%, 4.25%, 3.74% and 4.44% for Class A, Class C, Class I, Class R2 and Class R5, respectively.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$16.81	3.58%	$85,864	0.95%	2.95%		1.42%	56%
16.50	18.24	84,553	1.25	2.70		1.52	64
14.38	(3.60)	66,722	1.24	3.06	(f)	1.57	162
15.66	0.29	66,499	1.25	2.42	(f)	1.67	238
16.41	3.18	74,652	1.25	5.44	(g)	1.67	138
16.67	21.40	49,118	1.24	2.77		1.82	63

16.69	3.33	14,612	1.45	2.47		1.94	56
16.38	17.64	13,679	1.74	2.24		2.04	64
14.30	(4.09)	11,754	1.75	2.59	(f)	2.12	162
15.59	(0.23)	8,649	1.75	2.45	(f)	2.20	238
16.36	2.67	3,530	1.75	5.03	(g)	2.17	138
16.63	20.74	1,957	1.74	2.16		2.32	63

16.86	3.73	84,406	0.70	3.11		1.18	56
16.55	18.65	86,550	0.90	3.21		1.27	64
14.41	(3.31)	54,642	0.89	3.13	(f)	1.31	162
15.70	0.66	35,177	0.91	3.00	(f)	1.41	238
16.45	3.39	34,719	1.00	5.75	(g)	1.42	138
16.71	21.73	55,485	0.99	3.04		1.59	63

16.78	3.40	291	1.25	2.65		1.79	56
16.47	17.99	322	1.49	2.65		1.97	64
14.36	(3.84)	316	1.49	2.66	(f)	2.39	162
15.65	(0.01)	52	1.50	3.74	(f)	1.89	238
16.41	2.90	574	1.50	5.24	(g)	1.92	138
16.67	21.12	558	1.49	2.60		2.11	63

16.87	3.71	178	0.60	2.15		1.08	56
16.57	18.81	1,297	0.80	3.52		1.11	64
14.42	(3.14)	700	0.79	3.33	(f)	1.29	162
15.70	0.71	19	0.80	4.59	(f)	1.16	238
16.46	3.60	587	0.80	5.94	(g)	1.22	138
16.72	21.94	566	0.79	3.31		1.41	63

16.86	3.84	14,723	0.50	3.41		0.91	56
16.55	18.81	14,055	0.74	0.99		1.22	64
14.41	(3.09)	21	0.75	3.48	(f)	3.06	162
15.69	1.66	21	0.75	5.70	(f)	1.15	238

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	99

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Research Enhanced Equity Fund
Class A
Six Months Ended April 30, 2018 (Unaudited)	$18.76	$0.20		$0.32	$0.52	$(0.19)	$(0.19)	$(0.38)
Year Ended October 31, 2017	15.54	0.34		3.23	3.57	(0.35)	—	(0.35)
Year Ended October 31, 2016	16.54	0.40	(f)	(0.89)	(0.49)	(0.36)	(0.15)	(0.51)
Year Ended October 31, 2015	20.38	0.43		(0.60)	(0.17)	(0.40)	(3.27)	(3.67)
Year Ended October 31, 2014	21.20	0.47		(0.56)	(0.09)	(0.39)	(0.34)	(0.73)
Year Ended October 31, 2013	17.24	0.38		4.00	4.38	(0.42)	—	(0.42)

Class I
Six Months Ended April 30, 2018 (Unaudited)	18.92	0.16		0.39	0.55	(0.16)	(0.19)	(0.35)
Year Ended October 31, 2017	15.68	0.41		3.23	3.64	(0.40)	—	(0.40)
Year Ended October 31, 2016	16.70	0.46	(f)	(0.92)	(0.46)	(0.41)	(0.15)	(0.56)
Year Ended October 31, 2015	20.54	0.48		(0.60)	(0.12)	(0.45)	(3.27)	(3.72)
Year Ended October 31, 2014	21.36	0.52		(0.56)	(0.04)	(0.44)	(0.34)	(0.78)
Year Ended October 31, 2013	17.36	0.40		4.06	4.46	(0.46)	—	(0.46)

Class R6
November 1, 2017 (h) through April 30, 2018 (Unaudited)	18.98	0.26		0.23	0.49	(0.22)	(0.19)	(0.41)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Amount rounds to less than 0.005%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$18.90	2.81%	$254,716	0.59%	2.08%		0.83%	19%
18.76	23.41	298,112	0.59	1.98		0.90	33
15.54	(2.94)	69,626	0.60	2.60	(f)	1.02	24
16.54	(0.29)	82,667	0.60	2.51		0.99	39
20.38	(0.40)	96,325	0.59	2.23		1.10	63
21.20	25.84	108,193	0.75	2.04		1.35	51

19.12	2.94	151,836	0.35	1.69		0.56	19
18.92	23.71	4,740,590	0.34	2.37		0.58	33
15.68	(2.72)	1,241,856	0.34	2.98	(f)	0.59	24
16.70	0.00 (g)	779,908	0.35	2.79		0.60	39
20.54	(0.16)	562,180	0.34	2.45		0.84	63
21.36	26.18	464,273	0.53	2.10		1.09	51

19.06	2.66	5,430,013	0.25	2.81		0.31	19

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	101

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Unconstrained Equity Fund
Class A
Six Months Ended April 30, 2018 (Unaudited)	$21.14	$0.09		$0.03	$0.12	$(0.13)	$—	$(0.13)
Year Ended October 31, 2017	17.24	0.16	(e)	4.09	4.25	(0.35)	—	(0.35)
Year Ended October 31, 2016	17.61	0.22	(e)(f)	(0.55)	(0.33)	(0.04)	—	(0.04)
Year Ended October 31, 2015	18.59	0.09	(e)(f)	0.39	0.48	(0.17)	(1.29)	(1.46)
Year Ended October 31, 2014	20.59	0.13	(g)	(0.65)	(0.52)	(0.17)	(1.31)	(1.48)
Year Ended October 31, 2013	17.28	0.15		3.62	3.77	(0.11)	(0.35)	(0.46)

Class C
Six Months Ended April 30, 2018 (Unaudited)	20.90	0.04		0.02	0.06	(0.09)	—	(0.09)
Year Ended October 31, 2017	17.04	0.05	(e)	4.06	4.11	(0.25)	—	(0.25)
Year Ended October 31, 2016	17.45	0.13	(e)(f)	(0.53)	(0.40)	(0.01)	—	(0.01)
Year Ended October 31, 2015	18.44	(0.02	)(e)(f)	0.39	0.37	(0.07)	(1.29)	(1.36)
Year Ended October 31, 2014	20.47	0.09	(g)	(0.69)	(0.60)	(0.12)	(1.31)	(1.43)
Year Ended October 31, 2013	17.20	0.07		3.59	3.66	(0.04)	(0.35)	(0.39)

Class I
Six Months Ended April 30, 2018 (Unaudited)	21.41	0.14		—	0.14	(0.17)	—	(0.17)
Year Ended October 31, 2017	17.45	0.23	(e)	4.13	4.36	(0.40)	—	(0.40)
Year Ended October 31, 2016	17.71	0.24	(e)(f)	(0.50)	(0.26)	—	—	—
Year Ended October 31, 2015	18.67	0.15	(e)(f)	0.38	0.53	(0.20)	(1.29)	(1.49)
Year Ended October 31, 2014	20.64	0.21	(g)	(0.67)	(0.46)	(0.20)	(1.31)	(1.51)
Year Ended October 31, 2013	17.32	0.21		3.60	3.81	(0.14)	(0.35)	(0.49)

Class R2
Six Months Ended April 30, 2018 (Unaudited)	21.11	0.10		(0.02)	0.08	(0.15)	—	(0.15)
Year Ended October 31, 2017	17.21	0.06	(e)	4.14	4.20	(0.30)	—	(0.30)
Year Ended October 31, 2016	17.57	0.15	(e)(f)	(0.51)	(0.36)	—	—	—
Year Ended October 31, 2015	18.55	0.03	(e)(f)	0.39	0.42	(0.11)	(1.29)	(1.40)
Year Ended October 31, 2014	20.53	0.12	(g)	(0.68)	(0.56)	(0.11)	(1.31)	(1.42)
Year Ended October 31, 2013	17.24	0.12		3.59	3.71	(0.07)	(0.35)	(0.42)

Class R5
Six Months Ended April 30, 2018 (Unaudited)	21.39	0.22		(0.06)	0.16	(0.18)	—	(0.18)
Year Ended October 31, 2017	17.44	0.20	(e)	4.17	4.37	(0.42)	—	(0.42)
Year Ended October 31, 2016	17.75	0.27	(e)(f)	(0.52)	(0.25)	(0.06)	—	(0.06)
Year Ended October 31, 2015	18.72	0.16	(e)(f)	0.39	0.55	(0.23)	(1.29)	(1.52)
Year Ended October 31, 2014	20.69	0.24	(g)	(0.67)	(0.43)	(0.23)	(1.31)	(1.54)
Year Ended October 31, 2013	17.35	0.25		3.61	3.86	(0.17)	(0.35)	(0.52)

Class R6
Six Months Ended April 30, 2018 (Unaudited)	21.40	0.13		0.03	0.16	(0.18)	—	(0.18)
Year Ended October 31, 2017	17.45	0.26	(e)	4.12	4.38	(0.43)	—	(0.43)
Year Ended October 31, 2016	17.76	0.29	(e)(f)	(0.52)	(0.23)	(0.08)	—	(0.08)
Year Ended October 31, 2015	18.73	(0.01	)(e)(f)	0.57	0.56	(0.24)	(1.29)	(1.53)
Year Ended October 31, 2014	20.70	0.25	(g)	(0.67)	(0.42)	(0.24)	(1.31)	(1.55)
Year Ended October 31, 2013	17.36	0.26		3.61	3.87	(0.18)	(0.35)	(0.53)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Reflects special dividends paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $0.10, $0.06, $0.17, $0.08, $0.20 and $0.22 for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively and the net investment income (loss) ratio would have been 0.80%, 0.37%, 0.99%, 0.48%, 1.18% and 1.23% for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the year ended October 31, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers and reimbursements		Portfolio turnover rate (b)

$21.13	0.56%	$98,563	0.99%		0.88%		1.37%		19%
21.14	25.16	67,684	1.24		0.83		1.46		38
17.24	(1.86)	14,034	1.24		1.28	(f)	1.61		51
17.61	3.04	5,824	1.24		0.49	(f)	2.31		42
18.59	(2.47)	351	1.32		0.98	(g)	5.09		63
20.59	22.23	83	1.32	(h)	0.89	(h)	7.99	(h)	65

20.87	0.28	28,055	1.49		0.42		1.87		19
20.90	24.51	14,534	1.74		0.27		2.00		38
17.04	(2.28)	4,626	1.74		0.75	(f)	2.14		51
17.45	2.39	3,439	1.74		(0.12	)(f)	2.79		42
18.44	(2.91)	137	1.82		0.55	(g)	6.19		63
20.47	21.61	76	1.82	(h)	0.40	(h)	8.35	(h)	65

21.38	0.65	260,396	0.74		1.25		1.12		19
21.41	25.60	131,356	0.89		1.14		1.19		38
17.45	(1.47)	9,929	0.89		1.41	(f)	1.35		51
17.71	3.29	59,858	0.89		0.83	(f)	1.84		42
18.67	(2.18)	3,868	1.07		1.17	(g)	5.55		63
20.64	22.49	3,925	1.07	(h)	1.17	(h)	7.52	(h)	65

21.04	0.37	742	1.29		0.98		1.72		19
21.11	24.85	97	1.49		0.31		2.79		38
17.21	(2.05)	20	1.49		0.87	(f)	4.37		51
17.57	2.67	20	1.51		0.19	(f)	5.11		42
18.55	(2.68)	68	1.57		0.66	(g)	6.05		63
20.53	21.92	70	1.57	(h)	0.67	(h)	8.01	(h)	65

21.37	0.73	4,203	0.64		2.01		1.05		19
21.39	25.67	90	0.79		1.01		2.44		38
17.44	(1.38)	20	0.80		1.57	(f)	3.59		51
17.75	3.43	20	0.81		0.89	(f)	4.43		42
18.72	(1.99)	70	0.87		1.36	(g)	5.34		63
20.69	22.76	71	0.87	(h)	1.37	(h)	7.31	(h)	65

21.38	0.77	173,457	0.54		1.24		0.86		19
21.40	25.72	143,868	0.74		1.37		0.95		38
17.45	(1.29)	81,146	0.74		1.70	(f)	1.02		51
17.76	3.48	5,335	0.74		(0.05	)(f)	2.87		42
18.73	(1.95)	70	0.82		1.41	(g)	5.29		63
20.70	22.80	71	0.82	(h)	1.42	(h)	7.26	(h)	65

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	103

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Value Fund
Class A
Six Months Ended April 30, 2018 (Unaudited)	$14.26	$0.15		$0.28	$0.43	$(0.31)
Year Ended October 31, 2017	12.23	0.22		2.50	2.72	(0.69)
Year Ended October 31, 2016	13.02	0.23		(0.88)	(0.65)	(0.14)
Year Ended October 31, 2015	14.14	0.18	(f)	(0.83)	(0.65)	(0.47)
Year Ended October 31, 2014	15.02	0.47	(f)(g)	(1.07)	(0.60)	(0.28)
Year Ended October 31, 2013	12.18	0.22		2.91	3.13	(0.29)

Class C
Six Months Ended April 30, 2018 (Unaudited)	13.78	0.11		0.26	0.37	(0.22)
Year Ended October 31, 2017	11.88	0.15		2.42	2.57	(0.67)
Year Ended October 31, 2016	12.65	0.17		(0.87)	(0.70)	(0.07)
Year Ended October 31, 2015	13.72	0.10	(f)	(0.78)	(0.68)	(0.39)
Year Ended October 31, 2014	14.61	0.38	(f)(g)	(1.05)	(0.67)	(0.22)
Year Ended October 31, 2013	11.84	0.16		2.83	2.99	(0.22)

Class I
Six Months Ended April 30, 2018 (Unaudited)	14.62	0.17		0.28	0.45	(0.35)
Year Ended October 31, 2017	12.57	0.28		2.55	2.83	(0.78)
Year Ended October 31, 2016	13.37	0.28		(0.91)	(0.63)	(0.17)
Year Ended October 31, 2015	14.48	0.23	(f)	(0.84)	(0.61)	(0.50)
Year Ended October 31, 2014	15.19	0.45	(f)(g)	(1.04)	(0.59)	(0.12)
Year Ended October 31, 2013	12.31	0.27		2.93	3.20	(0.32)

Class L
Six Months Ended April 30, 2018 (Unaudited)	14.55	0.17		0.29	0.46	(0.36)
Year Ended October 31, 2017	12.50	0.27		2.57	2.84	(0.79)
Year Ended October 31, 2016	13.29	0.31		(0.93)	(0.62)	(0.17)
Year Ended October 31, 2015	14.41	0.23	(f)	(0.83)	(0.60)	(0.52)
Year Ended October 31, 2014	15.29	0.53	(f)(g)	(1.09)	(0.56)	(0.32)
Year Ended October 31, 2013	12.38	0.29		2.95	3.24	(0.33)

Class R2
Six Months Ended April 30, 2018 (Unaudited)	14.01	0.12		0.27	0.39	(0.28)
Year Ended October 31, 2017	12.04	0.19		2.46	2.65	(0.68)
Year Ended October 31, 2016	12.83	0.19		(0.87)	(0.68)	(0.11)
Year Ended October 31, 2015	13.93	0.14	(f)	(0.81)	(0.67)	(0.43)
Year Ended October 31, 2014	14.78	0.42	(f)(g)	(1.05)	(0.63)	(0.22)
Year Ended October 31, 2013	11.99	0.18		2.88	3.06	(0.27)

Class R5
Six Months Ended April 30, 2018 (Unaudited)	14.51	0.18		0.27	0.45	(0.37)
Year Ended October 31, 2017	12.51	0.23		2.59	2.82	(0.82)
September 9, 2016 (h) through October 31, 2016	12.55	0.03		(0.07)	(0.04)	—

Class R6
Six Months Ended April 30, 2018 (Unaudited)	14.53	0.19		0.27	0.46	(0.38)
Year Ended October 31, 2017	12.51	0.31		2.53	2.84	(0.82)
Year Ended October 31, 2016	13.31	0.37		(0.96)	(0.59)	(0.21)
Year Ended October 31, 2015	14.42	0.18	(f)	(0.76)	(0.58)	(0.53)
Year Ended October 31, 2014	15.29	0.54	(f)(g)	(1.09)	(0.55)	(0.32)
Year Ended October 31, 2013	12.38	0.30		2.96	3.26	(0.35)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.39, $0.30, $0.37, $0.45, $0.34 and $0.46 for Class A, Class C, Class I, Class L, Class R2 and Class R6, respectively and the net investment income (loss) ratio would have been 2.67%, 2.13%, 2.44%, 2.99%, 2.39% and 3.06% for Class A, Class C, Class I, Class L, Class R2 and Class R6, respectively.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$14.38	3.02%	$319,588	1.00%	2.07%		1.27%	7%
14.26	23.30	316,510	1.35	1.71		1.35	31
12.23	(5.01)	573,449	1.35	1.91		1.43	61
13.02	(4.63)	695,251	1.35	1.31	(f)	1.45	74
14.14	(4.09)	491,010	1.33	3.19	(f)(g)	1.36	59
15.02	26.13	221,077	1.33	1.66		1.35	66

13.93	2.71	18,860	1.50	1.52		1.78	7
13.78	22.67	20,997	1.85	1.21		1.87	31
11.88	(5.54)	24,453	1.85	1.43		1.91	61
12.65	(5.01)	31,296	1.85	0.79	(f)	1.90	74
13.72	(4.64)	31,176	1.83	2.65	(f)(g)	1.86	59
14.61	25.58	22,682	1.83	1.19		1.85	66

14.72	3.11	149,553	0.75	2.31		1.02	7
14.62	23.66	144,875	1.04	2.07		1.04	31
12.57	(4.74)	157,867	1.01	2.28		1.02	61
13.37	(4.28)	233,045	1.03	1.62	(f)	1.03	74
14.48	(3.90)	300,712	1.08	2.96	(f)(g)	1.10	59
15.19	26.46	1,634,392	1.09	1.99		1.10	66

14.65	3.16	145,751	0.65	2.31		0.87	7
14.55	23.88	201,672	0.87	2.03		0.88	31
12.50	(4.63)	523,251	0.90	2.53		0.91	61
13.29	(4.23)	1,480,321	0.95	1.63	(f)	0.99	74
14.41	(3.75)	2,932,420	0.93	3.51	(f)(g)	0.96	59
15.29	26.72	1,087,334	0.94	2.08		0.95	66

14.12	2.79	1,295	1.30	1.77		1.55	7
14.01	23.02	1,369	1.58	1.52		1.73	31
12.04	(5.28)	1,182	1.59	1.65		1.91	61
12.83	(4.84)	1,929	1.60	1.01	(f)	2.01	74
13.93	(4.33)	1,768	1.58	2.91	(f)(g)	1.61	59
14.78	25.91	1,249	1.59	1.39		1.60	66

14.59	3.13	70	0.65	2.49		0.95	7
14.51	23.81	62	0.93	1.69		4.00	31
12.51	(0.32)	20	0.79	1.52		0.79	61

14.61	3.22	122,312	0.55	2.56		0.76	7
14.53	23.99	108,302	0.80	2.28		0.82	31
12.51	(4.45)	27,998	0.72	3.00		0.73	61
13.31	(4.04)	2,354	0.73	1.32	(f)	0.73	74
14.42	(3.64)	30,992	0.83	3.58	(f)(g)	0.84	59
15.29	26.84	107,313	0.84	2.12		0.85	66

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	105

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
	Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Intrepid International Fund
Class A
Six Months Ended April 30, 2018 (Unaudited)	$22.22	$0.20		$0.11	$0.31	$(0.40)
Year Ended October 31, 2017	18.44	0.33		3.83	4.16	(0.38)
Year Ended October 31, 2016	19.36	0.40	(f)	(0.99)	(0.59)	(0.33)
Year Ended October 31, 2015	19.49	0.34	(f)	(0.26)	0.08	(0.21)
Year Ended October 31, 2014	19.79	0.39	(f)	(0.45)	(0.06)	(0.24)
Year Ended October 31, 2013	15.90	0.25		3.88	4.13	(0.24)

Class C
Six Months Ended April 30, 2018 (Unaudited)	22.40	0.18		0.08	0.26	(0.24)
Year Ended October 31, 2017	18.57	0.22		3.87	4.09	(0.26)
Year Ended October 31, 2016	19.52	0.28	(f)	(0.97)	(0.69)	(0.26)
Year Ended October 31, 2015	19.63	0.23	(f)	(0.24)	(0.01)	(0.10)
Year Ended October 31, 2014	19.92	0.36	(f)	(0.52)	(0.16)	(0.13)
Year Ended October 31, 2013	16.00	0.17		3.90	4.07	(0.15)

Class I
Six Months Ended April 30, 2018 (Unaudited)	23.12	0.26		0.10	0.36	(0.46)
Year Ended October 31, 2017	19.20	0.42		3.97	4.39	(0.47)
Year Ended October 31, 2016	20.13	0.46	(f)	(1.01)	(0.55)	(0.38)
Year Ended October 31, 2015	20.22	0.42	(f)	(0.26)	0.16	(0.25)
Year Ended October 31, 2014	20.51	0.51	(f)	(0.53)	(0.02)	(0.27)
Year Ended October 31, 2013	16.46	0.31		4.01	4.32	(0.27)

Class R2
Six Months Ended April 30, 2018 (Unaudited)	22.01	0.38		(0.11)	0.27	(0.44)
Year Ended October 31, 2017	18.29	0.01		4.07	4.08	(0.36)
Year Ended October 31, 2016	19.21	0.36	(f)	(1.01)	(0.65)	(0.27)
Year Ended October 31, 2015	19.31	0.38	(f)	(0.34)	0.04	(0.14)
Year Ended October 31, 2014	19.61	0.40	(f)	(0.53)	(0.13)	(0.17)
Year Ended October 31, 2013	15.74	0.20		3.86	4.06	(0.19)

Class R6
Six Months Ended April 30, 2018 (Unaudited)	22.78	0.28		0.09	0.37	(0.49)
Year Ended October 31, 2017	18.91	0.43		3.92	4.35	(0.48)
Year Ended October 31, 2016	19.84	0.49	(f)	(1.01)	(0.52)	(0.41)
May 29, 2015 (g) through October 31, 2015	21.08	0.12	(f)	(1.36)	(1.24)	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$22.13	1.41%	$192,179	1.00%	1.78%		1.21%	26%
22.22	22.98	232,530	1.21	1.66		1.22	82
18.44	(3.07)	164,327	1.25	2.21	(f)	1.29	38
19.36	0.45	152,834	1.29	1.75	(f)	1.49	33
19.49	(0.33)	101,114	1.39	1.96	(f)	1.46	48
19.79	26.25	60,135	1.47	1.42		1.54	49

22.42	1.19	2,062	1.50	1.57		1.74	26
22.40	22.30	1,773	1.75	1.07		1.81	82
18.57	(3.56)	2,287	1.75	1.52	(f)	1.87	38
19.52	(0.05)	2,789	1.78	1.17	(f)	1.91	33
19.63	(0.84)	1,318	1.89	1.79	(f)	1.96	48
19.92	25.60	1,131	1.98	0.94		2.04	49

23.02	1.57	57,550	0.75	2.25		0.96	26
23.12	23.39	52,871	0.90	1.99		0.99	82
19.20	(2.73)	16,363	0.90	2.44	(f)	1.08	38
20.13	0.80	19,292	0.97	2.04	(f)	1.12	33
20.22	(0.13)	15,963	1.14	2.47	(f)	1.21	48
20.51	26.56	13,916	1.23	1.68		1.29	49

21.84	1.26	37,300	1.30	3.50		1.64	26
22.01	22.70	8,790	1.49	0.07		1.54	82
18.29	(3.36)	503	1.50	2.02	(f)	1.75	38
19.21	0.24	227	1.52	1.91	(f)	1.69	33
19.31	(0.66)	98	1.64	2.03	(f)	1.71	48
19.61	26.02	98	1.72	1.16		1.79	49

22.66	1.67	3,357,177	0.55	2.47		0.71	26
22.78	23.59	2,859,645	0.71	2.12		0.71	82
18.91	(2.59)	2,487,086	0.71	2.65	(f)	0.72	38
19.84	(5.88)	1,854,941	0.73	1.47	(f)	0.74	33

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	107

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 10 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
JPMorgan Emerging Economies Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM I	Diversified
JPMorgan Emerging Markets Equity Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan Global Research Enhanced Index Fund	Class I and Class R6*	JPM I	Diversified
JPMorgan Global Unconstrained Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan International Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan International Equity Income Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan International Research Enhanced Equity Fund	Class A, Class I and Class R6*	JPM II	Diversified
JPMorgan International Unconstrained Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan International Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Intrepid International Fund	Class A, Class C, Class I, Class R2 and Class R6	JPM I	Diversified

*	Class R6 commenced operations on November 1, 2017.

As of October 9, 2017, Class A shares of the JPMorgan International Research Enhanced Equity Fund (“International Research Enhanced Equity Fund”) were publicly offered on a limited basis.

As of October 31, 2017, Class R2 shares of the JPMorgan Global Unconstrained Equity Fund (“Global Unconstrained Equity Fund”) were not publicly offered for investment.

The investment objective of JPMorgan Emerging Economies Fund (“Emerging Economies Fund’) is to seek long-term capital growth.

The investment objective of JPMorgan Emerging Markets Equity Fund (“Emerging Markets Equity Fund”) is to seek to provide high total return from a portfolio of equity securities from emerging markets issuers.

The investment objective of JPMorgan Global Research Enhanced Index Fund (“Global Research Enhanced Index Fund”), JPMorgan Global Unconstrained Equity Fund (“Global Unconstrained Equity Fund”), JPMorgan International Research Enhanced Equity Fund (“International Research Enhanced Equity Fund”) and JPMorgan International Unconstrained Equity Fund (“International Unconstrained Equity Fund”) is to seek to provide long-term capital appreciation.

The investment objective of JPMorgan International Equity Fund (“International Equity Fund”) is to seek total return from long-term capital growth and income. Total return consists of capital growth and current income.

The investment objective of JPMorgan International Equity Income Fund (“International Equity Income Fund”) is to seek to provide both current income and long-term capital appreciation.

The investment objective of JPMorgan International Value Fund (“International Value Fund”) is to seek to provide high total return from a portfolio of foreign company equity securities. Effective May 17, 2018, the investment objective changed to seeks to provide long-term capital appreciation.

The investment objective of JPMorgan Intrepid International Fund (“Intrepid International Fund”) is to seek to maximize long-term capital growth by investing primarily in equity securities in developed markets outside the U.S.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Beginning on November 14, 2017, Class C Shares automatically convert to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

108	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Emerging Economies Fund, Emerging Markets Equity Fund, International Equity Income Fund and International Value Fund at April 30, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	109

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Emerging Economies Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$5,819	$—	$—	$5,819
Brazil	203,570	—	—	203,570
Chile	—	7,369	—	7,369
China	92,754	439,487	—	532,241
Hong Kong	—	50,792	—	50,792
Hungary	—	35,381	—	35,381
India	5,172	44,558	—	49,730
Indonesia	—	24,162	—	24,162
Kazakhstan	—	6,990	—	6,990
Luxembourg	8,390	—	—	8,390
Malaysia	—	52,154	—	52,154
Panama	24,039	—	—	24,039
Poland	—	17,330	—	17,330
Qatar	—	8,336	—	8,336
Russia	52,955	104,333	—	157,288
Singapore	—	22,904	—	22,904
South Africa	6,602	28,969	—	35,571
South Korea	—	275,735	77,119	352,854
Taiwan	30,152	190,321	—	220,473
Thailand	83,669	—	—	83,669
Turkey	—	76,175	—	76,175
United Kingdom	—	10,720	—	10,720
United States	22,699	—	—	22,699
Vietnam	—	5,713	—	5,713

Total Common Stocks	535,821	1,401,429	77,119	2,014,369

Short-Term Investment
Investment Company	69,885	—	—	69,885

Total Investments in Securities	$605,706	$1,401,429	$77,119	$2,084,254

110	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

Emerging Markets Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$149,272	$—	$—	$149,272
Australia	—	24,164	—	24,164
Brazil	404,120	—	—	404,120
China	433,481	882,144	—	1,315,625
Egypt	47,160	—	—	47,160
Hong Kong	—	349,915	—	349,915
India	119,038	817,070	—	936,108
Indonesia	—	115,624	—	115,624
Macau	—	35,414	—	35,414
Mexico	181,903	—	—	181,903
Panama	47,450	—	—	47,450
Peru	72,029	—	—	72,029
Russia	—	188,451	—	188,451
South Africa	—	298,775	—	298,775
South Korea	—	90,534	262,745	353,279
Spain	—	25,672	—	25,672
Taiwan	182,393	121,988	—	304,381
Thailand	—	31,644	—	31,644
Turkey	—	14,274	—	14,274
United States	59,128	—	—	59,128

Total Common Stocks	1,695,974	2,995,669	262,745	4,954,388

Warrants
United States	—	26,717	—	26,717
Short-Term Investment
Investment Company	112,528	—	—	112,528

Total Investments in Securities	$1,808,502	$3,022,386	$262,745	$5,093,633

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	111

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

Global Research Enhanced Index Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$1,185	$—	$—	$1,185
Australia	—	204,589	—	204,589
Austria	—	12,524	—	12,524
Belgium	—	33,079	—	33,079
Bermuda	1,747	—	—	1,747
Canada	262,590	—	—	262,590
China	—	5,188	—	5,188
Denmark	—	48,220	—	48,220
Finland	—	28,810	—	28,810
France	—	371,906	—	371,906
Germany	—	266,570	—	266,570
Hong Kong	2,074	98,131	—	100,205
Ireland	10,540	19,662	—	30,202
Israel	2,783	—	—	2,783
Italy	—	59,793	—	59,793
Japan	—	716,597	—	716,597
Luxembourg	—	11,744	—	11,744
Macau	—	4,970	—	4,970
Netherlands	—	187,081	—	187,081
New Zealand	—	5,286	—	5,286
Norway	—	16,193	—	16,193
Singapore	—	40,377	—	40,377
Spain	—	94,426	—	94,426
Sweden	1,025	45,403	—	46,428
Switzerland	—	241,094	—	241,094
United Kingdom	2,910	481,234	—	484,144
United States	4,863,053	8,907	—	4,871,960

Total Common Stocks	5,147,907	3,001,784	—	8,149,691

Rights
New Zealand	—	62	—	62
Short-Term Investment
Investment Company	173,270	—	—	173,270

Total Investments in Securities	$5,321,177	$3,001,846	$—	$8,323,023

Appreciation in Other Financial Instruments
Futures Contracts	$—	$1,613	$—	$1,613

Depreciation in Other Financial Instruments
Futures Contracts	$(3,470)	$—	$—	$(3,470)

112	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

Global Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$173	$—	$173
Brazil	60	—	—	60
Canada	108	—	—	108
China	167	112	—	279
France	—	327	—	327
Germany	—	216	—	216
Hong Kong	—	111	—	111
India	180	—	—	180
Japan	—	216	—	216
Luxembourg	—	66	—	66
Singapore	—	113	—	113
South Africa	—	89	—	89
Spain	—	83	—	83
Switzerland	—	176	—	176
Thailand	—	103	—	103
United Kingdom	—	320	—	320
United States	2,435	—	—	2,435

Total Common Stocks	2,950	2,105	—	5,055

Short-Term Investment
Investment Company	56	—	—	56

Total Investments in Securities	$3,006	$2,105	$—	$5,111

International Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$59,634	$—	$59,634
Austria	—	40,716	—	40,716
Brazil	34,513	—	—	34,513
China	33,172	120,902	—	154,074
Denmark	—	56,303	—	56,303
France	—	563,336	—	563,336
Germany	—	389,263	—	389,263
Hong Kong	—	194,407	—	194,407
India	52,093	—	—	52,093
Indonesia	—	23,782	—	23,782
Italy	—	50,476	—	50,476
Japan	—	803,390	—	803,390
Macau	—	31,805	—	31,805
Netherlands	—	274,125	—	274,125
Singapore	—	71,219	—	71,219
South Africa	—	32,490	—	32,490
South Korea	—	110,962	—	110,962
Spain	—	103,664	—	103,664
Sweden	—	58,595	—	58,595
Switzerland	—	516,947	—	516,947
Taiwan	36,758	—	—	36,758
United Kingdom	—	796,190	—	796,190

Total Common Stocks	156,536	4,298,206	—	4,454,742

Short-Term Investment
Investment Company	52,920	—	—	52,920

Total Investments in Securities	$209,456	$4,298,206	$—	$4,507,662

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	113

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

International Equity Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$7,311	$—	$7,311
Canada	2,326	—	—	2,326
China	—	4,151	—	4,151
Finland	—	3,587	—	3,587
France	—	36,701	—	36,701
Germany	—	12,102	—	12,102
Italy	—	3,390	—	3,390
Japan	—	31,753	—	31,753
Macau	—	2,374	—	2,374
Netherlands	—	14,886	—	14,886
Norway	—	3,526	—	3,526
Singapore	—	2,815	—	2,815
South Korea	—	—	2,139	2,139
Spain	—	7,500	—	7,500
Sweden	—	4,685	—	4,685
Switzerland	—	19,658	—	19,658
Taiwan	2,453	—	—	2,453
United Kingdom	—	34,954	—	34,954

Total Common Stocks	4,779	189,393	2,139	196,311

Short-Term Investment
Investment Company	3,844	—	—	3,844

Total Investments in Securities	$8,623	$189,393	$2,139	$200,155

114	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

International Research Enhanced Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$274,505	$—		$274,505
Austria	—	23,431	—		23,431
Belgium	—	59,734	—		59,734
China	—	31,576	—		31,576
Denmark	—	47,910	—		47,910
Finland	—	86,722	—		86,722
France	—	711,967	—		711,967
Germany	—	563,005	—		563,005
Hong Kong	—	121,402	—		121,402
Ireland	36,147	—	—		36,147
Israel	11,816	—	—		11,816
Italy	—	158,702	—		158,702
Japan	—	1,396,267	—		1,396,267
Luxembourg	—	30,607	—		30,607
Malta	—	—	—	(a)	—	(a)
Netherlands	—	359,966	—		359,966
Singapore	—	72,758	—		72,758
Spain	—	200,707	—		200,707
Sweden	—	34,747	—		34,747
Switzerland	—	499,265	—		499,265
United Kingdom	—	820,011	—		820,011
United States	—	49,974	—		49,974

Total Common Stocks	47,963	5,543,256	—	(a)	5,591,219

Debt Securities
Corporate Bonds
Brazil	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	211,220	—	—		211,220

Total Investments in Securities	$259,183	$5,543,256	$—	(a)	$5,802,439

Appreciation in Other Financial Instruments
Futures Contracts	$—	$9,352	$—		$9,352

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	115

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$14,401	$—	$14,401
Austria	—	16,512	—	16,512
Brazil	14,052	—	—	14,052
Canada	15,236	—	—	15,236
China	8,596	41,645	—	50,241
Denmark	—	5,823	—	5,823
Finland	—	8,104	—	8,104
France	—	21,892	—	21,892
Germany	—	55,824	—	55,824
Hong Kong	—	33,592	—	33,592
India	17,801	—	—	17,801
Indonesia	—	12,563	—	12,563
Japan	—	48,522	—	48,522
Netherlands	—	50,450	—	50,450
South Africa	—	12,119	—	12,119
South Korea	7,228	19,918	—	27,146
Spain	—	11,288	—	11,288
Switzerland	—	54,211	—	54,211
United Kingdom	—	74,526	—	74,526

Total Common Stocks	62,913	481,390	—	544,303

Short-Term Investment
Investment Company	18,009	—	—	18,009

Total Investments in Securities	$80,922	$481,390	$—	$562,312

116	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

International Value Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$23,935	$—	$23,935
Austria	—	9,940	—	9,940
Belgium	—	15,721	—	15,721
Canada	9,669	—	—	9,669
China	—	4,290	—	4,290
Finland	—	6,661	—	6,661
France	—	115,945	—	115,945
Germany	—	53,853	—	53,853
Ireland	6,743	—	—	6,743
Israel	1,763	—	—	1,763
Italy	—	29,587	—	29,587
Japan	—	184,866	—	184,866
Luxembourg	—	6,742	—	6,742
Netherlands	—	64,207	—	64,207
Norway	—	3,453	—	3,453
Singapore	—	11,305	—	11,305
South Korea	—	—	5,161	5,161
Spain	—	25,060	—	25,060
Sweden	—	7,546	—	7,546
Switzerland	—	61,065	—	61,065
United Kingdom	—	94,035	—	94,035
United States	—	7,324	—	7,324

Total Investments in Securities	$18,175	$725,535	$5,161	$748,871

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$995	$—	$995

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,174)	$—	$(1,174)

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	117

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

Intrepid International Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$250,230	$—	$250,230
Austria	—	44,285	—	44,285
Belgium	6,240	48,051	—	54,291
China	—	28,513	—	28,513
Denmark	—	120,853	—	120,853
Finland	—	84,601	—	84,601
France	—	240,657	—	240,657
Germany	—	273,243	—	273,243
Hong Kong	—	63,042	—	63,042
Italy	—	41,992	—	41,992
Japan	—	849,425	—	849,425
Luxembourg	—	31,640	—	31,640
Netherlands	—	298,927	—	298,927
Norway	—	57,702	—	57,702
Portugal	—	11,314	—	11,314
Singapore	—	98,235	—	98,235
Spain	—	66,428	—	66,428
Sweden	—	130,033	—	130,033
Switzerland	—	328,697	—	328,697
United Kingdom	2,471	481,100	—	483,571

Total Common Stocks	8,711	3,548,968	—	3,557,679

Short-Term Investment
Investment Company	62,726	—	—	62,726

Total Investments in Securities	$71,437	$3,548,968	$—	$3,620,405

Appreciation in Other Financial Instruments
Futures Contracts	$—	$1,873	$—	$1,873

(a)	Amount rounds to less than 500.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

For the Emerging Economies Fund, transfers from level 1 to level 2 in the amount of $35,725,000 are due to applying the fair value factors to certain securities during the year ended April 30, 2018.

For the Emerging Markets Equity Fund, transfers from level 1 to level 2 in the amount of $211,139,000 are due to applying the fair value factors to certain securities during the year ended April 30, 2018.

For the Global Research Enhanced Index Fund, transfers from level 1 to level 2 in the amount of $50,902,000 are due to applying the fair value factors to certain securities during the year ended April 30, 2018.

For the Global Unconstrained Equity Fund, transfers from level 1 to level 2 in the amount of $79,000 are due to applying the fair value factors to certain securities during the year ended April 30, 2018.

For the International Equity Fund, transfers from level 1 to level 2 in the amount of $112,043,000 are due to applying the fair value factors to certain securities during the year ended April 30, 2018.

For the International Equity Income Fund, transfers from level 1 to level 2 in the amount of $4,796,000 are due to applying the fair value factors to certain securities during the year ended April 30, 2018.

For the International Research Enhanced Equity Fund, transfers from level 1 to level 2 in the amount of $86,600,000 are due to applying the fair value factors to certain securities during the year ended April 30, 2018.

For the International Unconstrained Equity Fund, transfers from level 1 to level 2 in the amount of $18,397,000 are due to applying the fair value factors to certain securities during the year ended April 30, 2018.

118	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

For the International Value Fund, transfers from level 1 to level 2 in the amount of $11,170,000 are due to applying the fair value factors to certain securities during the year ended April 30, 2018.

For the Intrepid International Fund, transfers from level 1 to level 2 in the amount of $82,321,000 are due to applying the fair value factors to certain securities during the year ended April 30, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Emerging Economies Fund	Balance as of October 31, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2018
Investments in Securities
Common Stocks — South Korea	$—	$441	$1,144	$—	$27,500	$(612)	$48,646	$—	$77,119

Emerging Markets Equity Fund	Balance as of October 31, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2018
Investments in Securities
Common Stocks — South Korea	$—	$—	$2,499	$—	$83,091	$—	$177,155	$—	$262,745

International Equity Income Fund	Balance as of October 31, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2018
Investments in Securities
Common Stocks — South Korea	$—	$775	$(854)	$—	$446	$(2,544)	$4,316	$—	$2,139

International Value Fund	Balance as of October 31, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2018
Investments in Securities
Common Stocks — South Korea	$—	$1,175	$(1,273)	$—	$—	$(2,444)	$7,703	$—	$5,161

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the year ended April 30, 2018 for Emerging Economies Fund, Emerging Markets Equity Fund, International Equity Income Fund and International Value Fund.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at April 30, 2018, which were valued using significant unobservable inputs (level 3) were as follows (amounts in thousands):

Emerging Economies Fund	$1,144
Emerging Markets Equity Fund	2,499
International Equity Income Fund	(854)
International Value Fund	(1,273)

Emerging Economies Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at April 30, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$77,119	Recent Market Information	Transaction Price	KRW 2,650 (KRW 2,650)

Common Stock	77,119

Total	$77,119

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	119

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Emerging Markets Equity Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at April 30, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$262,745	Recent Market Information	Transaction Price	KRW 2,650 (KRW 2,650)

Common Stock	262,745

Total	$262,745

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

International Equity Income Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at April 30, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$2,139	Recent Market Information	Transaction Price	KRW 2,650 (KRW 2,650)

Common Stocks	2,139

Total	$2,139

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

International Value Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at April 30, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$5,161	Recent Market Information	Transaction Price	KRW 2,650 (KRW 2,650)

Common Stocks	5,161

Total	$5,161

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of April 30, 2018 the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A or Regulation S under the Securities Act.

C. Futures Contracts — Emerging Economies Fund, Global Research Enhanced Index Fund, International Research Enhanced Equity Fund, International Unconstrained Equity Fund and Intrepid International Fund used index futures contracts to gain or reduce exposure to the stock

120	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

market, maintain liquidity or minimize transaction costs. The Funds also bought futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The table below discloses the volume of the Funds’ futures contracts activity during the six months ended April 30, 2018 (amounts in thousands):

	Emerging Economies Fund	Global Research Enhanced Index Fund	International Research Enhanced Equity Fund	International Unconstrained Equity Fund		Intrepid International Fund
Futures Contracts:
Average Notional Balance Long	$10,006	$83,479	$190,570	$14,019	(a)	$58,327
Ending Notional Balance Long	—	117,340	202,751	—		35,902

(a)	For the period January 1, 2018 through January 31, 2018.

D. Forward Foreign Currency Exchange Contracts — International Equity Income Fund and International Value Fund may be exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

The table below discloses the volume of the Funds’ forward foreign currency exchange contracts activity during the six months ended April 30, 2018 (amounts in thousands):

	International Equity Income Fund		International Value Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$15,331	(a)	$103,391
Average Settlement Value Sold	11,235	(a)	94,926
Ending Settlement Value Purchased	—		88,326
Ending Settlement Value Sold	—		84,524

(a)	For the period November 1, 2017 to December 31, 2017.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	121

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

E. Summary of Derivatives Information

The following tables present the value of derivatives held as of April 30, 2018, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Global Research Enhanced Index Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$1,613

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(3,470)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

International Research Enhanced Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$9,352

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

International Value Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	Receivables	$995

Gross Liabilities:
Foreign exchange contracts	Payables	$(1,174)

Intrepid International Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$1,873

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

122	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

The following tables present the effect of derivatives on the Statements of Operations for the six months ended April 30, 2018, by primary underlying risk exposure (amounts in thousands):

Emerging Economies Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$957

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(564)

Global Research Enhanced Index Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$4,550

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(5,370)

International Equity Income Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(360)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$328

International Research Enhanced Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$18,438

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$727

International Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$76

International Value Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(1,685)

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	123

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(349)

Intrepid International Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(4,351)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$1,333

The Funds’ derivatives contracts held at April 30, 2018 are not accounted for as hedging instruments under GAAP.

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income on the Statement of Operations.

H. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each class of the Funds for the six months ended April 30, 2018 are as follows (amounts in thousands):

	Class A		Class C		Class I	Class L	Class R2		Class R3		Class R4		Class R5		Class R6		Total
Emerging Economies Fund
Transfer agency fees	$6		$1		$2	n/a	n/a		n/a		n/a		$—	(a)	$6		$15
Emerging Markets Equity Fund
Transfer agency fees	29		5		13	$10	$—	(a)	$—	(a)	$—	(a)	—	(a)	9		66
Global Research Enhanced Index Fund
Transfer agency fees	n/a		n/a		11	n/a	n/a		n/a		n/a		n/a		4		15
Global Unconstrained Equity Fund
Transfer agency fees	—	(a)	—	(a)	1	n/a	—	(a)	n/a		n/a		—	(a)	—	(a)	1
International Equity Fund
Transfer agency fees	17		3		3	n/a	—	(a)	n/a		n/a		—	(a)	13		36

124	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

	Class A	Class C		Class I	Class L	Class R2		Class R3	Class R4	Class R5		Class R6		Total
International Equity Income Fund
Transfer agency fees	$2	$2		$6	n/a	$—	(a)	n/a	n/a	$—	(a)	$—	(a)	$10
International Research Enhanced Equity Fund
Transfer agency fees	34	n/a		5	n/a	n/a		n/a	n/a	n/a		4		43
International Unconstrained Equity Fund
Transfer agency fees	2	2		6	n/a	—	(a)	n/a	n/a	1		—	(a)	11
International Value Fund
Transfer agency fees	10	1		3	$2	—	(a)	n/a	n/a	—	(a)	—	(a)	16
Intrepid International Fund
Transfer agency fees	6	—	(a)	1	n/a	14		n/a	n/a	n/a		10		31

(a)	Amount rounds to less than 500.

I. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of April 30, 2018, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

J. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. Certain Funds are subject to a tax imposed on short-term and long-term capital gains on securities of issuers domiciled in India. Prior to April 1, 2018, certain Funds were only subject to a tax imposed on short-term capital gains on securities of issuers domiciled in India. The Funds record an estimated deferred tax liability for these securities assuming those positions were disposed of at the end of the period. This amount, if any, is reported as Deferred India capital gains tax in the accompanying Statements of Assets and Liabilities. Short-term realized capital losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short-term realized capital gains.

India has enacted rules imposing a tax on the indirect transfers of Indian shares. Based upon current guidance from the Indian tax authorities, management does not believe that such tax will be applicable to the Funds. However, management’s conclusion, regarding this and other foreign tax matters, may be subject to future review based on changes in, or the interpretation of, the accounting standards and the tax laws and regulations.

K. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid annually, except for International Equity Income Fund, which are declared and paid monthly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets.

The annual rate for each Fund is as follows:

Emerging Economies Fund	0.85%
Emerging Markets Equity Fund	0.85
Global Research Enhanced Index Fund	0.20
Global Unconstrained Equity Fund	0.70
International Equity Fund	0.70
International Equity Income Fund	0.70
International Research Enhanced Equity Fund	0.20
International Unconstrained Equity Fund	0.70
International Value Fund	0.60
Intrepid International Fund	0.60

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	125

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended April 30, 2018, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Trusts’ principal underwriter and promotes and arranges for the sale of each Fund’s shares. The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Class R4, Class R5, Class R6, Class I and Class L Shares do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R3
Emerging Economies Fund	0.25%	0.75%	n/a	n/a
Emerging Markets Equity Fund	0.25	0.75	0.50%	0.25%
Global Unconstrained Equity Fund	0.25	0.75	0.50	n/a
International Equity Fund	0.25	0.75	0.50	n/a
International Equity Income Fund	0.25	0.75	0.50	n/a
International Research Enhanced Equity Fund	0.25	n/a	n/a	n/a
International Unconstrained Equity Fund	0.25	0.75	0.50	n/a
International Value Fund	0.25	0.75	0.50	n/a
Intrepid International Fund	0.25	0.75	0.50	n/a
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended April 30, 2018, JPMDS retained the following amounts (in thousands):

	Front-End Sales Charge		CDSC
Emerging Economies Fund	$1		$—
Emerging Markets Equity Fund	70		—
Global Unconstrained Equity Fund	—	(a)	—
International Equity Fund	27		—
International Equity Income Fund	10		—
International Research Enhanced Equity Fund	1		—
International Unconstrained Equity Fund	48		—
International Value Fund	40		—
Intrepid International Fund	1		—

(a)	Amount rounds to less than 500.

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee, except for Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Emerging Economies Fund	0.25%	0.25%	0.25%	n/a	n/a	n/a	n/a	0.10%
Emerging Markets Equity Fund	0.25	0.25	0.25	0.10%	0.25%	0.25%	0.25%	0.10
Global Research Enhanced Index Fund	n/a	n/a	0.25	n/a	n/a	n/a	n/a	n/a
Global Unconstrained Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
International Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
International Equity Income Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
International Research Enhanced Equity Fund	0.25	n/a	0.25	n/a	n/a	n/a	n/a	n/a
International Unconstrained Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
International Value Fund	0.25	0.25	0.25	0.10	0.25	n/a	n/a	0.10
Intrepid International Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	n/a

126	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included as Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A		Class C		Class I		Class L	Class R2		Class R3		Class R4		Class R5		Class R6
Emerging Economies Fund	1.14	%*	1.64	%*	0.89	%*	n/a	n/a		n/a		n/a		0.79	%*	0.69	%*
Emerging Markets Equity Fund	1.24	*	1.74	*	0.99	*	0.95%	1.54	%*	1.29	%*	1.04	%*	0.89	*	0.79	*
Global Research Enhanced Index Fund	n/a		n/a		0.34		n/a	n/a		n/a		n/a		n/a		0.25
Global Unconstrained Equity Fund	1.00	*	1.50	*	0.75	*	n/a	1.30	*	n/a		n/a		0.65	*	0.55	*
International Equity Fund	0.95	*	1.45	*	0.70	*	n/a	1.25	*	n/a		n/a		0.60	*	0.50	*
International Equity Income Fund	0.95	*	1.45	*	0.70	*	n/a	1.25	*	n/a		n/a		0.60	*	0.50	*
International Research Enhanced Equity Fund	0.60		n/a		0.35		n/a	n/a		n/a		n/a		n/a		0.25
International Unconstrained Equity Fund	1.00	*	1.50	*	0.75	*	n/a	1.30	*	n/a		n/a		0.65	*	0.55	*
International Value Fund	1.00	*	1.50	*	0.75	*	0.95	1.30	*	n/a		n/a		0.65	*	0.55	*
Intrepid International Fund	1.00	*	1.50	*	0.75	*	n/a	1.30	*	n/a		n/a		n/a		0.55	*

*	The contractual expense percentages in the table above are in place until at least October 31, 2019.

Except as noted above, the expense limitation agreements were in effect for the six months ended April 30, 2018 and are in place until February 28, 2019.

For the six months ended April 30, 2018, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Emerging Economies Fund	$2,571	$864	$71	$3,506	$4
Emerging Markets Equity Fund	3,143	2,004	393	5,540	9
Global Research Enhanced Index Fund	1,179	787	2,052	4,018	—
Global Unconstrained Equity Fund	9	2	2	13	109
International Equity Fund	4,870	1,764	145	6,779	7
International Equity Income Fund	337	82	56	475	—
International Research Enhanced Equity Fund	916	608	1,071	2,595	—
International Unconstrained Equity Fund	543	192	88	823	—	(a)
International Value Fund	530	313	140	983	—	(a)
Intrepid International Fund	1,636	1,091	86	2,813	5

(a)	Amount rounds to less than 500.

Voluntary Waivers
Investment Advisory Fees
Global Unconstrained Equity Fund	$6

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	127

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund.

The amounts of these waivers resulting from investments in these money market funds for the six months ended April 30, 2018 were as follows (amounts in thousands):

Emerging Economies Fund	$38
Emerging Markets Equity Fund	137
Global Research Enhanced Index Fund	121
Global Unconstrained Equity Fund	—	(a)
International Equity Fund	58
International Equity Income Fund	4
International Research Enhanced Equity Fund	187
International Unconstrained Equity Fund	14
International Value Fund	8
Intrepid International Fund	68

(a)	Amount rounds to less than 500.

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

The Funds may use related party broker-dealers. For the six months ended April 30, 2018, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended April 30, 2018, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Emerging Economies Fund	$593,564	$550,077
Emerging Markets Equity Fund	780,274	244,599
Global Research Enhanced Index Fund	2,088,823	2,659,503
Global Unconstrained Equity Fund	3,121	1,600
International Equity Fund	1,158,053	734,718
International Equity Income Fund	112,501	118,169
International Research Enhanced Equity Fund	1,884,510	993,262
International Unconstrained Equity Fund	297,594	88,148
International Value Fund	58,547	108,419
Intrepid International Fund	1,334,405	862,856

During the six months ended April 30, 2018, there were no purchases or sales of U.S. Government securities.

128	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2018 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Economies Fund	$1,741,432	$398,143	$55,321	$342,822
Emerging Markets Equity Fund	3,729,009	1,494,468	129,844	1,364,624
Global Research Enhanced Index Fund	6,639,314	1,846,746	164,894	1,681,852
Global Unconstrained Equity Fund	4,958	371	218	153
International Equity Fund	3,610,650	965,490	68,478	897,012
International Equity Income Fund	185,937	16,817	2,599	14,218
International Research Enhanced Equity Fund	5,473,169	480,972	142,350	338,622
International Unconstrained Equity Fund	526,343	44,880	8,911	35,969
International Value Fund	663,671	118,158	33,137	85,021
Intrepid International Fund	3,265,429	441,931	85,082	356,849

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after October 31, 2011, are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2017, the following Funds had pre-enactment net capital loss carryforwards, expiring during the years indicated, which are available to offset future realized gains, as follows (amounts in thousands):

	2018	2019	Total
Emerging Economies Fund	$—	$16,730	$16,730
International Equity Fund	4,532	3,312	7,844
International Value Fund	63,767	—	63,767

At October 31, 2017, the following Funds had post-enactment net capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Emerging Economies Fund	$63,590	—
Emerging Markets Equity Fund	—	115,827
Global Research Enhanced Index Fund	52,602	45,221
International Equity Fund	—	43,808
International Equity Income Fund	9,533	—
International Unconstrained Equity Fund	1,615	1,307
International Value Fund	1,951	—

During the year ended October 31, 2017, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

Emerging Economies Fund	$158,471
Emerging Markets Equity Fund	10,629
Global Research Enhanced Index Fund	138,657
International Equity Income Fund	718
International Research Enhanced Equity Fund	3,153
International Unconstrained Equity Fund	2,024
International Value Fund	69,190
Intrepid International Fund	152,894

During the year ended October 31, 2017, the following Funds had expired capital loss carryforwards as follows (amounts in thousands):

Emerging Economies Fund	$1,890
Emerging Markets Equity Fund	4,903
International Value Fund	241,545
Intrepid International Fund	144,376

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	129

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2018 (Unaudited) (continued)

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 5, 2018.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at April 30, 2018. Average borrowings from the Facility for the six months ended April 30, 2018, were as follows (amounts in thousands, except number of days outstanding):

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Global Research Enhanced Index Fund	$20,016	2.11%	4	$5
International Equity Fund	22,564	2.04	7	8
International Equity Income Fund	2,563	2.14	3	—	(a)
International Unconstrained Equity Fund	1,646	2.46	1	—	(a)
International Value Fund	7,728	2.43	2	1

(a)	Amount rounds to less than 500.

The Trusts, along with certain other trusts (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately. Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 15, 2017, this agreement has been amended and restated for a term of 364 days, unless extended.

The Funds did not utilize the Credit Facility during the six months ended April 30, 2018.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

130	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

As of April 30, 2018, the J.P. Morgan Investor Funds and the JPMorgan SmartRetirement Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of certain Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Emerging Economies Fund	10.2%	70.6%
Emerging Markets Equity Fund	—	35.5
International Equity Fund	—	73.4
International Research Enhanced Equity Fund	13.1	57.5
International Unconstrained Equity Fund	21.5	—
Intrepid International Fund	—	91.4

As of April 30, 2018, the following Funds had individual shareholder accounts and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Individual Affiliated Shareholder Accounts and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Nonaffiliated Shareholder Accounts and/or Non-affiliated Omnibus Accounts	% of the Fund
Emerging Markets Equity Fund	1	11.2%	—	—
Global Research Enhanced Index Fund	1	92.7	—	—
Global Unconstrained Equity Fund	1	17.1	3	39.3%
International Equity Income Fund	1	10.1	3	52.7
International Research Enhanced Equity Fund	1	16.5	—	—
International Unconstrained Equity Fund	—	—	2	23.4
International Value Fund	—	—	3	65.8

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period depending on the Fund. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of April 30, 2018, the following Funds had non-U.S. country allocations representing greater than 10% of total investments as follows:

	China	France	India	Japan
Emerging Economies Fund	25.5%	—%	—%	—%
Emerging Markets Equity Fund	25.8	—	18.4	—
International Equity Fund	—	12.5	—	17.8
International Equity Income Fund	—	18.3	—	15.9
International Research Enhanced Equity Fund	—	12.3	—	24.1
International Unconstrained Equity Fund	—	—	—	—
International Value Fund	—	15.5	—	24.7
Intrepid International Fund	—	—		23.5

	South Korea	Switzerland	Taiwan	United Kingdom
Emerging Economies Fund	16.9%	—%	10.6%	—%
International Equity Fund	—	11.5	—	17.7
International Equity Income Fund	—	—	—	17.5
International Research Enhanced Equity Fund	—	—	—	14.1
International Unconstrained Equity Fund	—	—	—	13.3
International Value Fund	—	—	—	12.6
Intrepid International Fund	—	—	—	13.4

As of April 30, 2018, a significant portion of each Fund’s investments consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	131

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, November 1, 2017, and continued to hold your shares at the end of the reporting period, April 30, 2018.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During the Period	Annualized Expense Ratio
Emerging Economies Fund
Class A
Actual*	$1,000.00	$1,014.60	$5.69	1.14%
Hypothetical*	1,000.00	1,019.14	5.71	1.14
Class C
Actual*	1,000.00	1,011.60	8.18	1.64
Hypothetical*	1,000.00	1,016.66	8.20	1.64
Class I
Actual*	1,000.00	1,016.00	4.45	0.89
Hypothetical*	1,000.00	1,020.38	4.46	0.89
Class R5
Actual*	1,000.00	1,015.90	3.95	0.79
Hypothetical*	1,000.00	1,020.88	3.96	0.79
Class R6
Actual*	1,000.00	1,016.80	3.45	0.69
Hypothetical*	1,000.00	1,021.37	3.46	0.69

Emerging Markets Equity Fund
Class A
Actual*	1,000.00	1,028.70	6.19	1.23
Hypothetical*	1,000.00	1,018.70	6.16	1.23
Class C
Actual*	1,000.00	1,025.80	8.69	1.73
Hypothetical*	1,000.00	1,016.22	8.65	1.73
Class I
Actual*	1,000.00	1,029.50	4.93	0.98
Hypothetical*	1,000.00	1,019.93	4.91	0.98
Class L
Actual*	1,000.00	1,030.20	4.48	0.89
Hypothetical*	1,000.00	1,020.38	4.46	0.89

132	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During the Period	Annualized Expense Ratio
Emerging Markets Equity Fund (continued)
Class R2
Actual*	$1,000.00	$1,026.70	$7.69	1.53%
Hypothetical*	1,000.00	1,017.21	7.65	1.53
Class R3
Actual*	1,000.00	1,028.10	6.44	1.28
Hypothetical*	1,000.00	1,018.45	6.41	1.28
Class R4
Actual*	1,000.00	1,029.50	5.23	1.04
Hypothetical*	1,000.00	1,019.64	5.21	1.04
Class R5
Actual*	1,000.00	1,030.30	4.43	0.88
Hypothetical*	1,000.00	1,020.43	4.41	0.88
Class R6
Actual*	1,000.00	1,030.70	3.93	0.78
Hypothetical*	1,000.00	1,020.93	3.91	0.78

Global Research Enhanced Index Fund
Class I
Actual*	1,000.00	1,026.80	1.71	0.34
Hypothetical*	1,000.00	1,023.11	1.71	0.34
Class R6
Actual**	1,000.00	1,026.00	1.25	0.25
Hypothetical*	1,000.00	1,023.55	1.25	0.25

Global Unconstrained Equity Fund
Class A
Actual*	1,000.00	1,026.10	3.77	0.75
Hypothetical*	1,000.00	1,021.08	3.76	0.75
Class C
Actual*	1,000.00	1,023.70	6.27	1.25
Hypothetical*	1,000.00	1,018.60	6.26	1.25
Class I
Actual*	1,000.00	1,027.90	2.01	0.40
Hypothetical*	1,000.00	1,022.81	2.01	0.40
Class R2
Actual*	1,000.00	1,024.70	5.02	1.00
Hypothetical*	1,000.00	1,019.84	5.01	1.00
Class R5
Actual*	1,000.00	1,028.60	1.51	0.30
Hypothetical*	1,000.00	1,023.31	1.51	0.30
Class R6
Actual*	1,000.00	1,029.10	1.26	0.25
Hypothetical*	1,000.00	1,023.55	1.25	0.25

International Equity Fund
Class A
Actual*	1,000.00	1,023.00	4.71	0.94
Hypothetical*	1,000.00	1,020.13	4.71	0.94
Class C
Actual*	1,000.00	1,020.40	7.26	1.45
Hypothetical*	1,000.00	1,017.60	7.25	1.45
Class I
Actual*	1,000.00	1,024.40	3.51	0.70
Hypothetical*	1,000.00	1,021.32	3.51	0.70
Class R2
Actual*	1,000.00	1,021.10	6.26	1.25
Hypothetical*	1,000.00	1,018.60	6.26	1.25

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	133

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During the Period	Annualized Expense Ratio
International Equity Fund (continued)
Class R5
Actual*	$1,000.00	$1,024.60	$3.01	0.60%
Hypothetical*	1,000.00	1,021.82	3.01	0.60
Class R6
Actual*	1,000.00	1,025.30	2.51	0.50
Hypothetical*	1,000.00	1,022.32	2.51	0.50

International Equity Income Fund
Class A
Actual*	1,000.00	1,035.80	4.80	0.95
Hypothetical*	1,000.00	1,020.08	4.76	0.95
Class C
Actual*	1,000.00	1,033.30	7.31	1.45
Hypothetical*	1,000.00	1,017.60	7.25	1.45
Class I
Actual*	1,000.00	1,037.30	3.54	0.70
Hypothetical*	1,000.00	1,021.32	3.51	0.70
Class R2
Actual*	1,000.00	1,034.00	6.30	1.25
Hypothetical*	1,000.00	1,018.60	6.26	1.25
Class R5
Actual*	1,000.00	1,037.10	3.03	0.60
Hypothetical*	1,000.00	1,021.82	3.01	0.60
Class R6
Actual*	1,000.00	1,038.40	2.53	0.50
Hypothetical*	1,000.00	1,022.32	2.51	0.50

International Research Enhanced Equity Fund
Class A
Actual*	1,000.00	1,028.10	2.97	0.59
Hypothetical*	1,000.00	1,021.87	2.96	0.59
Class I
Actual*	1,000.00	1,029.40	1.76	0.35
Hypothetical*	1,000.00	1,023.06	1.76	0.35
Class R6
Actual**	1,000.00	1,026.60	1.25	0.25
Hypothetical*	1,000.00	1,023.55	1.25	0.25

International Unconstrained Equity Fund
Class A
Actual*	1,000.00	1,005.60	4.92	0.99
Hypothetical*	1,000.00	1,019.89	4.96	0.99
Class C
Actual*	1,000.00	1,002.80	7.40	1.49
Hypothetical*	1,000.00	1,017.41	7.45	1.49
Class I
Actual*	1,000.00	1,006.50	3.68	0.74
Hypothetical*	1,000.00	1,021.12	3.71	0.74
Class R2
Actual*	1,000.00	1,003.70	6.41	1.29
Hypothetical*	1,000.00	1,018.40	6.46	1.29
Class R5
Actual*	1,000.00	1,007.30	3.19	0.64
Hypothetical*	1,000.00	1,021.62	3.21	0.64
Class R6
Actual*	1,000.00	1,007.70	2.69	0.54
Hypothetical*	1,000.00	1,022.12	2.71	0.54

134	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2018

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During the Period	Annualized Expense Ratio
International Value Fund
Class A
Actual*	$1,000.00	$1,030.20	$5.03	1.00%
Hypothetical*	1,000.00	1,019.84	5.01	1.00
Class C
Actual*	1,000.00	1,027.10	7.54	1.50
Hypothetical*	1,000.00	1,017.36	7.50	1.50
Class I
Actual*	1,000.00	1,031.10	3.78	0.75
Hypothetical*	1,000.00	1,021.08	3.76	0.75
Class L
Actual*	1,000.00	1,031.60	3.27	0.65
Hypothetical*	1,000.00	1,021.57	3.26	0.65
Class R2
Actual*	1,000.00	1,027.90	6.54	1.30
Hypothetical*	1,000.00	1,018.35	6.51	1.30
Class R5
Actual*	1,000.00	1,031.30	3.27	0.65
Hypothetical*	1,000.00	1,021.57	3.26	0.65
Class R6
Actual*	1,000.00	1,032.20	2.77	0.55
Hypothetical*	1,000.00	1,022.07	2.76	0.55

Intrepid International Fund
Class A
Actual*	1,000.00	1,014.10	4.99	1.00
Hypothetical*	1,000.00	1,019.84	5.01	1.00
Class C
Actual*	1,000.00	1,011.90	7.48	1.50
Hypothetical*	1,000.00	1,017.36	7.50	1.50
Class I
Actual*	1,000.00	1,015.70	3.75	0.75
Hypothetical*	1,000.00	1,021.08	3.76	0.75
Class R2
Actual*	1,000.00	1,012.60	6.49	1.30
Hypothetical*	1,000.00	1,018.35	6.51	1.30
Class R6
Actual*	1,000.00	1,016.70	2.75	0.55
Hypothetical*	1,000.00	1,022.07	2.76	0.55

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
**	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the actual period). Commencement of operations was November 1, 2017.

APRIL 30, 2018	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	135

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2018. All rights reserved. April 2018.	SAN-INTEQ-418

ITEM 2.	CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6.	INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
June 29, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
June 29, 2018